UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2024

This report on Form N-CSR relates solely to the Registrant’s Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend 2070 Fund, Fidelity Flex Freedom Blend Income Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund,  Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Income Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Premier II Class : FAVQX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$19,727,473,878
Number of Holdings	5
Portfolio Turnover	7%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917125.101    7714-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Premier II Class : FAVRX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,448,762,506
Number of Holdings	5
Portfolio Turnover	6%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917127.101    7715-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Premier II Class : FAVVX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,413,130,862
Number of Holdings	6
Portfolio Turnover	4%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917131.101    7718-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Premier II Class : FAVPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$20,629,221,628
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917123.101    7713-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Premier II Class : FAVOX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$23,405,059,072
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	50.2
Fidelity Series Global ex U.S. Index Fund	33.3
Fidelity Series Bond Index Fund	9.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917121.101    7712-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Premier II Class : FAVWX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,518,147
Number of Holdings	5
Portfolio TurnoverB	0%A
A Amount represents less than 1%
B Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917133.101    7719-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Premier II Class : FATUX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$733,849,570
Number of Holdings	8
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.2
Fidelity Series Total Market Index Fund	15.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.4
Fidelity Series Global ex U.S. Index Fund	10.4
Fidelity Series Treasury Bill Index Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917109.101    7706-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Premier II Class : FAVNX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,859,083,179
Number of Holdings	6
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	41.7
Fidelity Series Global ex U.S. Index Fund	27.5
Fidelity Series Bond Index Fund	20.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917119.101    7711-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index Income Fund Fidelity Freedom® Index Income Fund Premier II Class : FATQX

This semi-annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,681,067,537
Number of Holdings	8
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	43.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917107.101    7705-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Premier II Class : FAVUX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$8,047,655,750
Number of Holdings	5
Portfolio Turnover	5%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917129.101    7717-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Premier II Class : FAUYX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,274,558,937
Number of Holdings	6
Portfolio Turnover	10%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	35.5
Fidelity Series Bond Index Fund	26.5
Fidelity Series Global ex U.S. Index Fund	23.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917117.101    7710-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Premier II Class : FATVX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,055,460,161
Number of Holdings	8
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.7
Fidelity Series Total Market Index Fund	21.2
Fidelity Series Global ex U.S. Index Fund	14.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.8
Fidelity Series Treasury Bill Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917111.101    7707-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Premier II Class : FATZX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,699,618,165
Number of Holdings	6
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	31.6
Fidelity Series Bond Index Fund	29.2
Fidelity Series Global ex U.S. Index Fund	20.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917115.101    7709-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Premier II Class : FATYX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period August 22, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class A	$ 0 B	0.04%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$7,157,854,253
Number of Holdings	8
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.1
Fidelity Series Total Market Index Fund	26.7
Fidelity Series Global ex U.S. Index Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917113.101    7708-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Institutional Premium Class : FFEGX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,274,558,937
Number of Holdings	6
Portfolio Turnover	10%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	35.5
Fidelity Series Bond Index Fund	26.5
Fidelity Series Global ex U.S. Index Fund	23.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914720.100    2770-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2040 Fund Fidelity Flex® Freedom Blend 2040 Fund : FCLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2040 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$69,470,313
Number of Holdings	30
Portfolio Turnover	38%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.3
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Long-Term Treasury Bond Index Fund	7.3
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Growth Fund	6.5
Fidelity Series Large Cap Stock Fund	6.4
Fidelity Series Value Discovery Fund	4.6
79.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914769.100    2909-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Investor Class : FLIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,055,460,161
Number of Holdings	8
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.7
Fidelity Series Total Market Index Fund	21.2
Fidelity Series Global ex U.S. Index Fund	14.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.8
Fidelity Series Treasury Bill Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914734.100    2242-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2045 Fund Fidelity Flex® Freedom Blend 2045 Fund : FOLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2045 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$74,664,722
Number of Holdings	28
Portfolio Turnover	26%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914770.100    2910-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Investor Class : FRBVX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class A	$ 3	0.12%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,518,147
Number of Holdings	5
Portfolio TurnoverB	0%A
A Amount represents less than 1%
B Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918271.100    7653-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Institutional Premium Class : FIWTX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$7,157,854,253
Number of Holdings	8
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.1
Fidelity Series Total Market Index Fund	26.7
Fidelity Series Global ex U.S. Index Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914714.100    2768-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Investor Class : FPIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$7,157,854,253
Number of Holdings	8
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.1
Fidelity Series Total Market Index Fund	26.7
Fidelity Series Global ex U.S. Index Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914713.100    2228-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Institutional Premium Class : FFLDX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,448,762,506
Number of Holdings	5
Portfolio Turnover	6%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914747.100    2775-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Investor Class : FDKLX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$8,047,655,750
Number of Holdings	5
Portfolio Turnover	5%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914758.100    2714-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Institutional Premium Class : FFIKX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,413,130,862
Number of Holdings	6
Portfolio Turnover	4%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914926.100    3427-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2010 Fund Fidelity Flex® Freedom Blend 2010 Fund : FISNX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2010 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,638,576
Number of Holdings	33
Portfolio Turnover	25%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	12.5
Fidelity Series Investment Grade Bond Fund	12.0
Fidelity Series Corporate Bond Fund	7.9
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.6
Fidelity Series Blue Chip Growth Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
74.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914763.100    2903-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Institutional Premium Class : FFEZX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,859,083,179
Number of Holdings	6
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	41.7
Fidelity Series Global ex U.S. Index Fund	27.5
Fidelity Series Bond Index Fund	20.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914723.100    2771-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2070 Fund Fidelity Flex® Freedom Blend 2070 Fund : FRBQX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2070 Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,034,592
Number of Holdings	26
Portfolio TurnoverA	7%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918265.100    7649-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Premier Class : FVIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,413,130,862
Number of Holdings	6
Portfolio Turnover	4%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914928.100    6204-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Investor Class : FIOFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$20,629,221,628
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914728.100    2240-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Investor Class : FXIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,274,558,937
Number of Holdings	6
Portfolio Turnover	10%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	35.5
Fidelity Series Bond Index Fund	26.5
Fidelity Series Global ex U.S. Index Fund	23.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914719.100    2235-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Investor Class : FBIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$23,405,059,072
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	50.2
Fidelity Series Global ex U.S. Index Fund	33.3
Fidelity Series Bond Index Fund	9.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914725.100    2239-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Institutional Premium Class : FFOLX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$20,629,221,628
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914729.100    2773-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Investor Class : FKIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$733,849,570
Number of Holdings	8
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.2
Fidelity Series Total Market Index Fund	15.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.4
Fidelity Series Global ex U.S. Index Fund	10.4
Fidelity Series Treasury Bill Index Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914710.100    2226-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2020 Fund Fidelity Flex® Freedom Blend 2020 Fund : FULSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2020 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$30,455,366
Number of Holdings	32
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Large Cap Value Index Fund	6.7
Fidelity Series Corporate Bond Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914765.100    2905-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Institutional Premium Class : FFIZX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$23,405,059,072
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	50.2
Fidelity Series Global ex U.S. Index Fund	33.3
Fidelity Series Bond Index Fund	9.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914726.100    2772-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Premier Class : FUIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$8,047,655,750
Number of Holdings	5
Portfolio Turnover	5%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914760.100    6203-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend Income Fund Fidelity Flex® Freedom Blend Income Fund : FTLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,845,593
Number of Holdings	33
Portfolio Turnover	25%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Bond Index Fund	13.3
Fidelity Series Investment Grade Bond Fund	12.9
Fidelity Series Corporate Bond Fund	8.5
Fidelity Series Investment Grade Securitized Fund	8.3
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Treasury Bill Index Fund	3.2
Fidelity Series Long-Term Treasury Bond Index Fund	2.7
Fidelity Series Large Cap Value Index Fund	2.4
80.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914761.100    2901-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Investor Class : FIHFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,859,083,179
Number of Holdings	6
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	41.7
Fidelity Series Global ex U.S. Index Fund	27.5
Fidelity Series Bond Index Fund	20.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914722.100    2238-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index Income Fund Fidelity Freedom® Index Income Fund Investor Class : FIKFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,681,067,537
Number of Holdings	8
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	43.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914704.100    2216-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2035 Fund Fidelity Flex® Freedom Blend 2035 Fund : FJLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2035 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$84,600,359
Number of Holdings	40
Portfolio Turnover	30%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series International Value Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series Government Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914768.100    2908-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index Income Fund Fidelity Freedom® Index Income Fund Institutional Premium Class : FFGZX

This semi-annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,681,067,537
Number of Holdings	8
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	43.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914705.100    2764-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Premier Class : FCYPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$733,849,570
Number of Holdings	8
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.2
Fidelity Series Total Market Index Fund	15.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.4
Fidelity Series Global ex U.S. Index Fund	10.4
Fidelity Series Treasury Bill Index Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914712.100    6193-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2045 Fund Fidelity Freedom® Index 2045 Fund Premier Class : FQIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$20,629,221,628
Number of Holdings	5
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914730.100    6200-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2025 Fund Fidelity Flex® Freedom Blend 2025 Fund : FELSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2025 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$48,550,715
Number of Holdings	30
Portfolio Turnover	30%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	7.5
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Blue Chip Growth Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.5
Fidelity Series Corporate Bond Fund	4.3
Fidelity Series Large Cap Growth Index Fund	4.3
Fidelity Series International Value Fund	4.2
64.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914766.100    2906-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2065 Fund Fidelity Flex® Freedom Blend 2065 Fund : FDFPX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2065 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$9,459,386
Number of Holdings	28
Portfolio Turnover	21%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914911.100    3414-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Institutional Premium Class : FRBUX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class A	$ 2	0.08%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,518,147
Number of Holdings	5
Portfolio TurnoverB	0%A
A Amount represents less than 1%
B Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918267.100    7650-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Institutional Premium Class : FFEDX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,699,618,165
Number of Holdings	6
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	31.6
Fidelity Series Bond Index Fund	29.2
Fidelity Series Global ex U.S. Index Fund	20.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914717.100    2769-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2015 Fund Fidelity Flex® Freedom Blend 2015 Fund : FILSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2015 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$10,722,112
Number of Holdings	33
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	11.4
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Corporate Bond Fund	7.2
Fidelity Series Investment Grade Securitized Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.3
Fidelity Series Large Cap Value Index Fund	5.1
Fidelity Series Blue Chip Growth Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
71.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914764.100    2904-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2055 Fund Fidelity Flex® Freedom Blend 2055 Fund : FQLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2055 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$38,431,227
Number of Holdings	28
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914772.100    2912-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2030 Fund Fidelity Freedom® Index 2030 Fund Premier Class : FMKPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,274,558,937
Number of Holdings	6
Portfolio Turnover	10%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	35.5
Fidelity Series Bond Index Fund	26.5
Fidelity Series Global ex U.S. Index Fund	23.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914721.100    6197-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2010 Fund Fidelity Freedom® Index 2010 Fund Institutional Premium Class : FFWTX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$733,849,570
Number of Holdings	8
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	40.2
Fidelity Series Total Market Index Fund	15.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15.4
Fidelity Series Global ex U.S. Index Fund	10.4
Fidelity Series Treasury Bill Index Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914711.100    2766-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2020 Fund Fidelity Freedom® Index 2020 Fund Premier Class : FKIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$7,157,854,253
Number of Holdings	8
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	33.1
Fidelity Series Total Market Index Fund	26.7
Fidelity Series Global ex U.S. Index Fund	17.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Treasury Bill Index Fund	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914715.100    6195-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2070 Fund Fidelity Freedom® Index 2070 Fund Premier Class : FRBWX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 1	0.05%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,518,147
Number of Holdings	5
Portfolio TurnoverB	0%A
A Amount represents less than 1%
B Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918269.100    7652-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2060 Fund Fidelity Freedom® Index 2060 Fund Institutional Premium Class : FFLEX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$8,047,655,750
Number of Holdings	5
Portfolio Turnover	5%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914759.100    2776-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2050 Fund Fidelity Flex® Freedom Blend 2050 Fund : FYLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2050 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$55,138,849
Number of Holdings	28
Portfolio Turnover	27%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914771.100    2911-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2035 Fund Fidelity Freedom® Index 2035 Fund Premier Class : FNIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$22,859,083,179
Number of Holdings	6
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	41.7
Fidelity Series Global ex U.S. Index Fund	27.5
Fidelity Series Bond Index Fund	20.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914724.100    6198-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2040 Fund Fidelity Freedom® Index 2040 Fund Premier Class : FPIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$23,405,059,072
Number of Holdings	5
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	50.2
Fidelity Series Global ex U.S. Index Fund	33.3
Fidelity Series Bond Index Fund	9.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	2.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914727.100    6199-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2030 Fund Fidelity Flex® Freedom Blend 2030 Fund : FVLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2030 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$79,209,508
Number of Holdings	30
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.1
Fidelity Series Emerging Markets Opportunities Fund	8.1
Fidelity Series Blue Chip Growth Fund	7.5
Fidelity Series Long-Term Treasury Bond Index Fund	6.9
Fidelity Series Government Bond Index Fund	5.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.8
Fidelity Series Investment Grade Bond Fund	5.7
Fidelity Series Large Cap Growth Index Fund	4.9
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
63.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914767.100    2907-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Premier Class : FLIPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,699,618,165
Number of Holdings	6
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	31.6
Fidelity Series Bond Index Fund	29.2
Fidelity Series Global ex U.S. Index Fund	20.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914718.100    6196-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Institutional Premium Class : FFOPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$19,727,473,878
Number of Holdings	5
Portfolio Turnover	7%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914732.100    2774-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Institutional Premium Class : FIWFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,055,460,161
Number of Holdings	8
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.7
Fidelity Series Total Market Index Fund	21.2
Fidelity Series Global ex U.S. Index Fund	14.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.8
Fidelity Series Treasury Bill Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914735.100    2767-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Premier Class : FRLPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$19,727,473,878
Number of Holdings	5
Portfolio Turnover	7%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914733.100    6201-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2050 Fund Fidelity Freedom® Index 2050 Fund Investor Class : FIPFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$19,727,473,878
Number of Holdings	5
Portfolio Turnover	7%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914731.100    2241-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Investor Class : FDEWX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,448,762,506
Number of Holdings	5
Portfolio Turnover	6%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914746.100    2338-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2025 Fund Fidelity Freedom® Index 2025 Fund Investor Class : FQIFX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,699,618,165
Number of Holdings	6
Portfolio Turnover	8%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	31.6
Fidelity Series Bond Index Fund	29.2
Fidelity Series Global ex U.S. Index Fund	20.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914716.100    2232-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index Income Fund Fidelity Freedom® Index Income Fund Premier Class : FAPIX

This semi-annual shareholder report contains information about Fidelity Freedom® Index Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,681,067,537
Number of Holdings	8
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	43.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.0
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914706.100    6191-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2065 Fund Fidelity Freedom® Index 2065 Fund Investor Class : FFIJX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,413,130,862
Number of Holdings	6
Portfolio Turnover	4%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914927.100    3463-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2015 Fund Fidelity Freedom® Index 2015 Fund Premier Class : FFYPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,055,460,161
Number of Holdings	8
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Bond Index Fund	36.7
Fidelity Series Total Market Index Fund	21.2
Fidelity Series Global ex U.S. Index Fund	14.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9.8
Fidelity Series Treasury Bill Index Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914736.100    6194-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Freedom® Index 2055 Fund Fidelity Freedom® Index 2055 Fund Premier Class : FTYPX

This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$14,448,762,506
Number of Holdings	5
Portfolio Turnover	6%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	0.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914748.100    6202-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Flex® Freedom Blend 2060 Fund Fidelity Flex® Freedom Blend 2060 Fund : FWLSX

This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2060 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$20,349,137
Number of Holdings	28
Portfolio Turnover	28%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	11.7
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Growth Index Fund	7.6
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Value Discovery Fund	4.9
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914773.100    2913-TSRS-1124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Index Funds

Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund
Fidelity Freedom® Index 2070 Fund

Semi-Annual Report
September 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund
Fidelity Freedom® Index 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Index Income Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 11.5%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $105,160,658)	10,265,038	193,803,909

International Equity Funds - 7.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $94,360,081)	8,105,548	127,905,549

Bond Funds - 51.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	78,254,675	723,073,195
Fidelity Series International Developed Markets Bond Index Fund (a)	9,391,093	83,298,994
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,663,888	50,857,024
TOTAL BOND FUNDS (Cost $947,140,882)		857,229,213

Inflation-Protected Bond Funds - 19.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	33,984,742	334,409,857
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,591	44,557
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $337,497,315)		334,454,414

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $168,364,319)	16,861,691	167,773,827

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,652,523,255)	1,681,166,912
NET OTHER ASSETS (LIABILITIES) - 0.0%	(99,375)
NET ASSETS - 100.0%	1,681,067,537

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	7,936	406,143	425,149	293	-	-	-	0.0%
Total	7,936	406,143	425,149	293	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	279,325,612	29,911,444	24,264,706	2,952,090	14,014	9,326,998	334,409,857
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	6,430	-	443	-	1,704	44,557
Fidelity Series Bond Index Fund	602,397,579	59,977,093	51,252,017	12,028,320	(1,233,499)	25,604,358	723,073,195
Fidelity Series Global ex U.S. Index Fund	106,909,593	8,532,609	13,222,353	-	332,828	10,208,171	127,905,549
Fidelity Series International Developed Markets Bond Index Fund	69,742,440	7,333,836	5,421,626	1,068,323	4,442	1,513,981	83,298,994
Fidelity Series Long-Term Treasury Bond Index Fund	41,704,238	5,352,828	4,621,333	812,003	(51,843)	2,231,679	50,857,024
Fidelity Series Total Market Index Fund	160,297,610	14,874,923	21,280,259	323,802	1,915,227	14,479,952	193,803,909
Fidelity Series Treasury Bill Index Fund	140,123,082	20,249,846	12,952,013	4,028,073	(2,297)	331,320	167,773,827
	1,400,500,154	146,239,009	133,014,307	21,213,054	978,872	63,698,163	1,681,166,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	193,803,909	193,803,909	-	-

International Equity Funds	127,905,549	127,905,549	-	-

Bond Funds	1,191,683,627	1,191,683,627	-	-

Short-Term Funds	167,773,827	167,773,827	-	-
Total Investments in Securities:	1,681,166,912	1,681,166,912	-	-
Fidelity Freedom® Index Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,652,523,255)	$1,681,166,912

Total Investment in Securities (cost $1,652,523,255)		$1,681,166,912
Receivable for investments sold		1,733,259
Receivable for fund shares sold		2,613,558
Total assets		1,685,513,729
Liabilities
Payable for investments purchased	$1,748,075
Payable for fund shares redeemed	2,598,743
Accrued management fee	99,374
Total liabilities		4,446,192
Net Assets		$1,681,067,537
Net Assets consist of:
Paid in capital		$1,662,625,528
Total accumulated earnings (loss)		18,442,009
Net Assets		$1,681,067,537

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($212,087,567 ÷ 17,494,219 shares)		$12.12
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($932,998,336 ÷ 77,101,423 shares)		$12.10
Premier Class :
Net Asset Value, offering price and redemption price per share ($535,973,807 ÷ 44,326,333 shares)		$12.09
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,827 ÷ 647 shares)		$12.10
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,213,054
Income from Fidelity Central Funds		293
Total income		21,213,347
Expenses
Management fee	$581,259
Independent trustees' fees and expenses	1,943
Total expenses before reductions	583,202
Expense reductions	(328)
Total expenses after reductions		582,874
Net Investment income (loss)		20,630,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	978,872
Total net realized gain (loss)		978,872
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	63,698,163
Total change in net unrealized appreciation (depreciation)		63,698,163
Net gain (loss)		64,677,035
Net increase (decrease) in net assets resulting from operations		$85,307,508
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,630,473	$40,900,498
Net realized gain (loss)	978,872	2,262,029
Change in net unrealized appreciation (depreciation)	63,698,163	35,638,179
Net increase (decrease) in net assets resulting from operations	85,307,508	78,800,706
Distributions to shareholders	(20,637,566)	(40,009,145)

Share transactions - net increase (decrease)	215,954,533	66,931,811
Total increase (decrease) in net assets	280,624,475	105,723,372

Net Assets
Beginning of period	1,400,443,062	1,294,719,690
End of period	$1,681,067,537	$1,400,443,062

Financial Highlights
Fidelity Freedom® Index Income Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.65	$11.32	$12.15	$12.46	$11.60	$11.98
Income from Investment Operations
Net investment income (loss) A,B	.16	.34	.34	.20	.14	.24
Net realized and unrealized gain (loss)	.47	.33	(.82)	(.25)	.98	.23
Total from investment operations	.63	.67	(.48)	(.05)	1.12	.47
Distributions from net investment income	(.16)	(.34)	(.33)	(.18)	(.15)	(.24)
Distributions from net realized gain	-	-	(.02)	(.08)	(.12)	(.62)
Total distributions	(.16)	(.34)	(.35)	(.26)	(.26) C	(.85) C
Net asset value, end of period	$12.12	$11.65	$11.32	$12.15	$12.46	$11.60
Total Return D,E	5.43%	5.98%	(3.90)%	(.50)%	9.72%	3.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.64% H	3.03%	2.97%	1.59%	1.13%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$212,088	$168,686	$182,799	$219,579	$469,552	$282,522
Portfolio turnover rate I	14 % H,J	17%	22%	38%	33%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Index Income Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$11.30	$12.13	$12.44	$11.59	$11.96
Income from Investment Operations
Net investment income (loss) A,B	.16	.35	.34	.21	.14	.24
Net realized and unrealized gain (loss)	.47	.32	(.82)	(.25)	.98	.25
Total from investment operations	.63	.67	(.48)	(.04)	1.12	.49
Distributions from net investment income	(.16)	(.34)	(.33)	(.19)	(.15)	(.24)
Distributions from net realized gain	-	-	(.02)	(.08)	(.12)	(.62)
Total distributions	(.16)	(.34)	(.35)	(.27)	(.27)	(.86)
Net asset value, end of period	$12.10	$11.63	$11.30	$12.13	$12.44	$11.59
Total Return C,D	5.46%	6.03%	(3.88)%	(.44)%	9.68%	3.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.68% G	3.07%	3.01%	1.63%	1.17%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$932,998	$792,169	$732,262	$733,168	$410,094	$276,297
Portfolio turnover rate H	14 % G,I	17%	22%	38%	33%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Index Income Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$11.30	$12.12	$12.43	$12.07
Income from Investment Operations
Net investment income (loss) B,C	.16	.35	.34	.21	.18
Net realized and unrealized gain (loss)	.47	.31	(.81)	(.25)	.38
Total from investment operations	.63	.66	(.47)	(.04)	.56
Distributions from net investment income	(.16)	(.34)	(.33)	(.19)	(.11)
Distributions from net realized gain	-	-	(.02)	(.08)	(.09)
Total distributions	(.16)	(.34)	(.35)	(.27)	(.20)
Net asset value, end of period	$12.09	$11.62	$11.30	$12.12	$12.43
Total Return D,E	5.49%	5.95%	(3.78)%	(.40)%	4.59%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05 % H	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.05% H	.06%	.06%	.06%	.06% H
Net investment income (loss)	2.71% H	3.09%	3.03%	1.65%	1.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$535,974	$439,588	$379,658	$360,871	$117,463
Portfolio turnover rate I	14 % H,J	17%	22%	38%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Index Income Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.93
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.17
Total from investment operations	.20
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$12.10
Total Return D,E	5.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	2.11% H
Supplemental Data
Net assets, end of period (000 omitted)	$8
Portfolio turnover rate I	14 % H,J

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Index 2010 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 15.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $58,310,190)	6,098,294	115,135,785

International Equity Funds - 10.4%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $48,616,132)	4,829,055	76,202,487

Bond Funds - 48.3%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	31,873,158	294,507,980
Fidelity Series International Developed Markets Bond Index Fund (a)	4,098,379	36,352,621
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,016,983	23,579,691
TOTAL BOND FUNDS (Cost $390,846,761)		354,440,292

Inflation-Protected Bond Funds - 17.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	11,510,370	113,262,041
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,975,699	15,746,321
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $133,000,184)		129,008,362

Short-Term Funds - 8.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $59,312,047)	5,940,744	59,110,408

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $690,085,314)	733,897,334
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47,764)
NET ASSETS - 100.0%	733,849,570

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	6,141	62,241	68,382	129	-	-	-	0.0%
Total	6,141	62,241	68,382	129	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	111,149,126	12,064,450	13,248,183	1,013,054	27,599	3,269,049	113,262,041
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,077,281	724,334	3,797,985	177,883	(973,345)	1,716,036	15,746,321
Fidelity Series Bond Index Fund	297,121,072	18,604,787	31,154,079	5,297,682	(1,410,735)	11,346,935	294,507,980
Fidelity Series Global ex U.S. Index Fund	80,539,877	3,152,228	13,955,788	-	2,851,564	3,614,606	76,202,487
Fidelity Series International Developed Markets Bond Index Fund	37,055,980	2,745,287	4,020,630	546,861	(197,349)	769,333	36,352,621
Fidelity Series Long-Term Treasury Bond Index Fund	23,738,196	1,913,393	3,087,557	411,309	(341,179)	1,356,838	23,579,691
Fidelity Series Total Market Index Fund	120,837,386	4,707,905	20,674,751	243,526	6,979,639	3,285,606	115,135,785
Fidelity Series Treasury Bill Index Fund	58,032,392	8,148,249	7,185,914	1,508,830	(1,724)	117,405	59,110,408
	746,551,310	52,060,633	97,124,887	9,199,145	6,934,470	25,475,808	733,897,334

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	115,135,785	115,135,785	-	-

International Equity Funds	76,202,487	76,202,487	-	-

Bond Funds	483,448,654	483,448,654	-	-

Short-Term Funds	59,110,408	59,110,408	-	-
Total Investments in Securities:	733,897,334	733,897,334	-	-
Fidelity Freedom® Index 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $690,085,314)	$733,897,334

Total Investment in Securities (cost $690,085,314)		$733,897,334
Receivable for investments sold		2,461,551
Receivable for fund shares sold		656,940
Total assets		737,015,825
Liabilities
Payable for investments purchased	$2,943,381
Payable for fund shares redeemed	175,109
Accrued management fee	47,765
Total liabilities		3,166,255
Net Assets		$733,849,570
Net Assets consist of:
Paid in capital		$679,269,456
Total accumulated earnings (loss)		54,580,114
Net Assets		$733,849,570

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($156,789,422 ÷ 11,564,806 shares)		$13.56
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($482,024,373 ÷ 35,559,943 shares)		$13.56
Premier Class :
Net Asset Value, offering price and redemption price per share ($95,028,543 ÷ 7,012,572 shares)		$13.55
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,232 ÷ 533 shares)(a)		$13.56
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$9,199,145
Income from Fidelity Central Funds		129
Total income		9,199,274
Expenses
Management fee	$307,064
Independent trustees' fees and expenses	930
Total expenses before reductions	307,994
Expense reductions	(16)
Total expenses after reductions		307,978
Net Investment income (loss)		8,891,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	6,934,470
Total net realized gain (loss)		6,934,470
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	25,475,808
Total change in net unrealized appreciation (depreciation)		25,475,808
Net gain (loss)		32,410,278
Net increase (decrease) in net assets resulting from operations		$41,301,574
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,891,296	$21,885,687
Net realized gain (loss)	6,934,470	13,793,556
Change in net unrealized appreciation (depreciation)	25,475,808	17,649,318
Net increase (decrease) in net assets resulting from operations	41,301,574	53,328,561
Distributions to shareholders	(10,225,350)	(24,414,672)

Share transactions - net increase (decrease)	(43,734,750)	(34,143,571)
Total increase (decrease) in net assets	(12,658,526)	(5,229,682)

Net Assets
Beginning of period	746,508,096	751,737,778
End of period	$733,849,570	$746,508,096

Financial Highlights
Fidelity Freedom® Index 2010 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.99	$12.49	$13.61	$14.06	$12.33	$14.17
Income from Investment Operations
Net investment income (loss) A,B	.16	.37	.35	.22	.18	.27
Net realized and unrealized gain (loss)	.59	.55	(1.02)	(.15)	1.91	.04
Total from investment operations	.75	.92	(.67)	.07	2.09	.31
Distributions from net investment income	(.06)	(.34)	(.34)	(.21)	(.19)	(.27)
Distributions from net realized gain	(.12)	(.07)	(.11)	(.30)	(.17)	(1.88)
Total distributions	(.18)	(.42)	(.45)	(.52) C	(.36)	(2.15)
Net asset value, end of period	$13.56	$12.99	$12.49	$13.61	$14.06	$12.33
Total Return D,E	5.87%	7.42%	(4.86)%	.33%	17.04%	1.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.40% H	2.90%	2.79%	1.52%	1.28%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$156,789	$161,962	$175,127	$222,429	$477,015	$353,955
Portfolio turnover rate I	14 % H	18%	26%	38%	27%	83%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2010 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.99	$12.49	$13.61	$14.07	$12.33	$14.17
Income from Investment Operations
Net investment income (loss) A,B	.16	.37	.35	.22	.18	.28
Net realized and unrealized gain (loss)	.59	.55	(1.02)	(.15)	1.93	.04
Total from investment operations	.75	.92	(.67)	.07	2.11	.32
Distributions from net investment income	(.06)	(.35)	(.34)	(.23)	(.19)	(.28)
Distributions from net realized gain	(.12)	(.07)	(.11)	(.30)	(.17)	(1.88)
Total distributions	(.18)	(.42)	(.45)	(.53)	(.37) C	(2.16)
Net asset value, end of period	$13.56	$12.99	$12.49	$13.61	$14.07	$12.33
Total Return D,E	5.88%	7.46%	(4.82)%	.35%	17.17%	1.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.44% H	2.94%	2.83%	1.56%	1.33%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$482,024	$499,977	$507,025	$567,760	$389,414	$322,946
Portfolio turnover rate I	14 % H	18%	26%	38%	27%	83%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2010 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.98	$12.49	$13.61	$14.07	$13.15
Income from Investment Operations
Net investment income (loss) B,C	.16	.37	.35	.22	.07
Net realized and unrealized gain (loss)	.59	.55	(1.02)	(.15)	1.12
Total from investment operations	.75	.92	(.67)	.07	1.19
Distributions from net investment income	(.06)	(.35)	(.34)	(.23)	(.16)
Distributions from net realized gain	(.12)	(.07)	(.11)	(.30)	(.11)
Total distributions	(.18)	(.43) D	(.45)	(.53)	(.27)
Net asset value, end of period	$13.55	$12.98	$12.49	$13.61	$14.07
Total Return E,F	5.89%	7.41%	(4.79)%	.37%	9.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.47% I	2.96%	2.85%	1.58%	.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$95,029	$84,570	$69,585	$46,300	$7,583
Portfolio turnover rate J	14 % I	18%	26%	38%	27%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2010 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$13.31
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.22
Total from investment operations	.25
Net asset value, end of period	$13.56
Total Return D,E	5.89%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.91% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	14 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2015 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 21.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $224,414,777)	23,089,740	435,934,288

International Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $195,384,056)	18,282,555	288,498,726

Bond Funds - 45.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	81,356,748	751,736,347
Fidelity Series International Developed Markets Bond Index Fund (a)	11,443,621	101,504,915
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,131,436	71,211,532
TOTAL BOND FUNDS (Cost $1,027,720,358)		924,452,794

Inflation-Protected Bond Funds - 14.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	20,563,621	202,346,027
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,238,572	97,541,419
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $319,698,968)		299,887,446

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $107,141,912)	10,734,682	106,810,085

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,874,360,071)	2,055,583,339
NET OTHER ASSETS (LIABILITIES) - 0.0%	(123,178)
NET ASSETS - 100.0%	2,055,460,161

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,836	-	1,836	1	-	-	-	0.0%
Total	1,836	-	1,836	1	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	193,785,153	21,975,564	19,265,543	1,807,270	58,287	5,792,566	202,346,027
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	103,025,642	3,076,816	13,263,682	1,079,124	(2,675,758)	7,378,401	97,541,419
Fidelity Series Bond Index Fund	754,022,396	39,410,031	67,361,364	13,541,579	(2,045,557)	27,710,841	751,736,347
Fidelity Series Global ex U.S. Index Fund	300,648,065	9,317,491	45,882,298	-	7,199,101	17,216,367	288,498,726
Fidelity Series International Developed Markets Bond Index Fund	103,620,699	5,976,201	9,729,130	1,532,074	(309,313)	1,946,458	101,504,915
Fidelity Series Long-Term Treasury Bond Index Fund	71,322,348	4,354,449	7,566,589	1,241,314	(1,230,879)	4,332,203	71,211,532
Fidelity Series Total Market Index Fund	451,144,988	14,614,074	68,718,137	911,124	23,770,936	15,122,427	435,934,288
Fidelity Series Treasury Bill Index Fund	102,622,720	14,739,162	10,760,023	2,703,166	(3,749)	211,975	106,810,085
	2,080,192,011	113,463,788	242,546,766	22,815,651	24,763,068	79,711,238	2,055,583,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	435,934,288	435,934,288	-	-

International Equity Funds	288,498,726	288,498,726	-	-

Bond Funds	1,224,340,240	1,224,340,240	-	-

Short-Term Funds	106,810,085	106,810,085	-	-
Total Investments in Securities:	2,055,583,339	2,055,583,339	-	-
Fidelity Freedom® Index 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,874,360,071)	$2,055,583,339

Total Investment in Securities (cost $1,874,360,071)		$2,055,583,339
Receivable for investments sold		9,039,131
Receivable for fund shares sold		1,689,412
Total assets		2,066,311,882
Liabilities
Payable for investments purchased	$7,994,023
Payable for fund shares redeemed	2,734,520
Accrued management fee	123,178
Total liabilities		10,851,721
Net Assets		$2,055,460,161
Net Assets consist of:
Paid in capital		$1,843,564,693
Total accumulated earnings (loss)		211,895,468
Net Assets		$2,055,460,161

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($446,385,830 ÷ 29,471,030 shares)		$15.15
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($1,049,841,781 ÷ 69,381,994 shares)		$15.13
Premier Class :
Net Asset Value, offering price and redemption price per share ($559,225,300 ÷ 36,969,379 shares)		$15.13
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,250 ÷ 479 shares)(a)		$15.13
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$22,815,651
Income from Fidelity Central Funds		1
Total income		22,815,652
Expenses
Management fee	$819,817
Independent trustees' fees and expenses	2,608
Total expenses before reductions	822,425
Expense reductions	(24)
Total expenses after reductions		822,401
Net Investment income (loss)		21,993,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	24,763,068
Total net realized gain (loss)		24,763,068
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	79,711,238
Total change in net unrealized appreciation (depreciation)		79,711,238
Net gain (loss)		104,474,306
Net increase (decrease) in net assets resulting from operations		$126,467,557
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,993,251	$58,752,955
Net realized gain (loss)	24,763,068	43,175,411
Change in net unrealized appreciation (depreciation)	79,711,238	75,800,839
Net increase (decrease) in net assets resulting from operations	126,467,557	177,729,205
Distributions to shareholders	(26,215,098)	(54,035,267)

Share transactions - net increase (decrease)	(124,846,193)	(202,936,658)
Total increase (decrease) in net assets	(24,593,734)	(79,242,720)

Net Assets
Beginning of period	2,080,053,895	2,159,296,615
End of period	$2,055,460,161	$2,080,053,895

Financial Highlights
Fidelity Freedom® Index 2015 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.42	$13.58	$14.83	$15.12	$12.74	$15.09
Income from Investment Operations
Net investment income (loss) A,B	.15	.38	.36	.26	.19	.29
Net realized and unrealized gain (loss)	.76	.82	(1.21)	(.11)	2.59	(.12)
Total from investment operations	.91	1.20	(.85)	.15	2.78	.17
Distributions from net investment income	(.06)	(.36)	(.35)	(.23)	(.20)	(.29)
Distributions from net realized gain	(.12)	-	(.05)	(.21)	(.19)	(2.23)
Total distributions	(.18)	(.36)	(.40)	(.44)	(.40) C	(2.52)
Net asset value, end of period	$15.15	$14.42	$13.58	$14.83	$15.12	$12.74
Total Return D,E	6.43%	8.91%	(5.62)%	.86%	21.92%	(.17)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.11% H	2.77%	2.66%	1.65%	1.32%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$446,386	$451,530	$479,276	$604,032	$1,197,347	$887,110
Portfolio turnover rate I	11 % H	14%	22%	33%	30%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2015 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.41	$13.57	$14.82	$15.11	$12.73	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.16	.39	.36	.26	.20	.30
Net realized and unrealized gain (loss)	.75	.82	(1.20)	(.10)	2.58	(.12)
Total from investment operations	.91	1.21	(.84)	.16	2.78	.18
Distributions from net investment income	(.06)	(.37)	(.36)	(.24)	(.21)	(.29)
Distributions from net realized gain	(.12)	-	(.05)	(.21)	(.19)	(2.23)
Total distributions	(.19) C	(.37)	(.41)	(.45)	(.40)	(2.53) C
Net asset value, end of period	$15.13	$14.41	$13.57	$14.82	$15.11	$12.73
Total Return D,E	6.37%	8.96%	(5.58)%	.96%	21.98%	(.15)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	2.15% H	2.81%	2.70%	1.69%	1.36%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,049,842	$1,083,439	$1,161,199	$1,343,537	$789,557	$677,766
Portfolio turnover rate I	11 % H	14%	22%	33%	30%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2015 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.40	$13.56	$14.81	$15.11	$13.77
Income from Investment Operations
Net investment income (loss) B,C	.16	.39	.37	.26	.27
Net realized and unrealized gain (loss)	.76	.82	(1.21)	(.10)	1.38
Total from investment operations	.92	1.21	(.84)	.16	1.65
Distributions from net investment income	(.06)	(.37)	(.36)	(.25)	(.18)
Distributions from net realized gain	(.12)	-	(.05)	(.21)	(.13)
Total distributions	(.19) D	(.37)	(.41)	(.46)	(.31)
Net asset value, end of period	$15.13	$14.40	$13.56	$14.81	$15.11
Total Return E,F	6.45%	8.99%	(5.57)%	.92%	11.98%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	2.18% I	2.83%	2.72%	1.71%	2.36% I
Supplemental Data
Net assets, end of period (000 omitted)	$559,225	$545,084	$518,822	$515,045	$161,189
Portfolio turnover rate J	11 % I	14%	22%	33%	30%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2015 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$14.82
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.28
Total from investment operations	.31
Net asset value, end of period	$15.13
Total Return D,E	6.38%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.65% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	11 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2020 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 26.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $991,819,386)	101,373,549	1,913,932,613

International Equity Funds - 17.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $888,033,404)	80,280,096	1,266,819,909

Bond Funds - 41.7%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	255,765,266	2,363,271,054
Fidelity Series International Developed Markets Bond Index Fund (a)	39,948,278	354,341,228
Fidelity Series Long-Term Treasury Bond Index Fund (a)	44,939,599	263,795,445
TOTAL BOND FUNDS (Cost $3,292,338,171)		2,981,407,727

Inflation-Protected Bond Funds - 11.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	30,896,761	304,024,124
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	65,989,629	525,937,339
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $927,953,661)		829,961,463

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $166,398,520)	16,697,856	166,143,669

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,266,543,142)	7,158,265,381
NET OTHER ASSETS (LIABILITIES) - 0.0%	(411,128)
NET ASSETS - 100.0%	7,157,854,253

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	56,656	56,656	48	-	-	-	0.0%
Total	-	56,656	56,656	48	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	271,359,025	49,311,442	25,120,252	2,589,567	(16,696)	8,490,605	304,024,124
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	550,529,346	9,597,602	59,398,674	5,768,421	(13,676,234)	38,885,299	525,937,339
Fidelity Series Bond Index Fund	2,386,723,801	110,846,516	214,447,125	42,516,105	(9,008,269)	89,156,131	2,363,271,054
Fidelity Series Global ex U.S. Index Fund	1,323,106,730	27,859,421	190,891,750	-	26,965,574	79,779,934	1,266,819,909
Fidelity Series International Developed Markets Bond Index Fund	363,852,401	19,873,184	34,973,194	5,350,865	(909,269)	6,498,106	354,341,228
Fidelity Series Long-Term Treasury Bond Index Fund	267,299,419	15,080,196	30,187,368	4,635,534	(8,379,386)	19,982,584	263,795,445
Fidelity Series Total Market Index Fund	1,985,964,627	30,746,777	272,476,785	3,999,468	105,514,470	64,183,524	1,913,932,613
Fidelity Series Treasury Bill Index Fund	149,562,516	30,145,133	13,880,268	4,038,237	(12,816)	329,104	166,143,669
	7,298,397,865	293,460,271	841,375,416	68,898,197	100,477,374	307,305,287	7,158,265,381

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,913,932,613	1,913,932,613	-	-

International Equity Funds	1,266,819,909	1,266,819,909	-	-

Bond Funds	3,811,369,190	3,811,369,190	-	-

Short-Term Funds	166,143,669	166,143,669	-	-
Total Investments in Securities:	7,158,265,381	7,158,265,381	-	-
Fidelity Freedom® Index 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,266,543,142)	$7,158,265,381

Total Investment in Securities (cost $6,266,543,142)		$7,158,265,381
Receivable for investments sold		31,530,885
Receivable for fund shares sold		6,111,426
Total assets		7,195,907,692
Liabilities
Payable for investments purchased	$27,587,986
Payable for fund shares redeemed	10,054,324
Accrued management fee	411,129
Total liabilities		38,053,439
Net Assets		$7,157,854,253
Net Assets consist of:
Paid in capital		$6,154,733,164
Total accumulated earnings (loss)		1,003,121,089
Net Assets		$7,157,854,253

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,332,098,464 ÷ 79,087,215 shares)		$16.84
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($4,046,124,750 ÷ 240,442,365 shares)		$16.83
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,779,623,770 ÷ 105,801,867 shares)		$16.82
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,269 ÷ 432 shares)		$16.83
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$68,898,197
Income from Fidelity Central Funds		48
Total income		68,898,245
Expenses
Management fee	$2,817,362
Independent trustees' fees and expenses	9,090
Total expenses before reductions	2,826,452
Expense reductions	(114)
Total expenses after reductions		2,826,338
Net Investment income (loss)		66,071,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	100,477,374
Total net realized gain (loss)		100,477,374
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	307,305,287
Total change in net unrealized appreciation (depreciation)		307,305,287
Net gain (loss)		407,782,661
Net increase (decrease) in net assets resulting from operations		$473,854,568
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,071,907	$194,042,337
Net realized gain (loss)	100,477,374	176,277,811
Change in net unrealized appreciation (depreciation)	307,305,287	349,911,888
Net increase (decrease) in net assets resulting from operations	473,854,568	720,232,036
Distributions to shareholders	(119,312,959)	(178,382,852)

Share transactions - net increase (decrease)	(494,656,727)	(594,014,309)
Total increase (decrease) in net assets	(140,115,118)	(52,165,125)

Net Assets
Beginning of period	7,297,969,371	7,350,134,496
End of period	$7,157,854,253	$7,297,969,371

Financial Highlights
Fidelity Freedom® Index 2020 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.02	$14.86	$16.34	$16.54	$13.41	$16.01
Income from Investment Operations
Net investment income (loss) A,B	.15	.40	.37	.28	.22	.31
Net realized and unrealized gain (loss)	.94	1.14	(1.43)	(.02)	3.33	(.31)
Total from investment operations	1.09	1.54	(1.06)	.26	3.55	- C
Distributions from net investment income	(.06)	(.38)	(.37)	(.26)	(.23)	(.30)
Distributions from net realized gain	(.21)	-	(.05)	(.20)	(.19)	(2.30)
Total distributions	(.27)	(.38)	(.42)	(.46)	(.42)	(2.60)
Net asset value, end of period	$16.84	$16.02	$14.86	$16.34	$16.54	$13.41
Total Return D,E	6.90%	10.42%	(6.40)%	1.46%	26.61%	(1.62)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.82% H	2.65%	2.54%	1.66%	1.40%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,332,098	$1,349,032	$1,456,902	$1,825,354	$3,660,550	$2,544,746
Portfolio turnover rate I	8 % H	14%	21%	35%	28%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2020 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.01	$14.84	$16.32	$16.54	$13.41	$16.01
Income from Investment Operations
Net investment income (loss) A,B	.15	.41	.38	.29	.22	.31
Net realized and unrealized gain (loss)	.94	1.14	(1.44)	(.03)	3.33	(.31)
Total from investment operations	1.09	1.55	(1.06)	.26	3.55	- C
Distributions from net investment income	(.06)	(.38)	(.38)	(.28)	(.23)	(.31)
Distributions from net realized gain	(.21)	-	(.05)	(.20)	(.19)	(2.30)
Total distributions	(.27)	(.38)	(.42) D	(.48)	(.42)	(2.60) D
Net asset value, end of period	$16.83	$16.01	$14.84	$16.32	$16.54	$13.41
Total Return E,F	6.92%	10.55%	(6.37)%	1.44%	26.66%	(1.57)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.08% I	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % I	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% I	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.86% I	2.69%	2.58%	1.70%	1.44%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$4,046,125	$4,227,718	$4,340,679	$5,076,226	$3,331,247	$2,713,138
Portfolio turnover rate J	8 % I	14%	21%	35%	28%	87%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2020 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$16.00	$14.84	$16.32	$16.54	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.15	.41	.38	.29	.30
Net realized and unrealized gain (loss)	.94	1.14	(1.43)	(.03)	1.88
Total from investment operations	1.09	1.55	(1.05)	.26	2.18
Distributions from net investment income	(.06)	(.39)	(.38)	(.28)	(.20)
Distributions from net realized gain	(.21)	-	(.05)	(.20)	(.12)
Total distributions	(.27)	(.39)	(.43)	(.48)	(.33) D
Net asset value, end of period	$16.82	$16.00	$14.84	$16.32	$16.54
Total Return E,F	6.93%	10.51%	(6.34)%	1.46%	14.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	1.88% I	2.71%	2.60%	1.72%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,779,624	$1,721,219	$1,552,553	$1,551,607	$546,553
Portfolio turnover rate J	8 % I	14%	21%	35%	28%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2020 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$16.44
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.36
Total from investment operations	.39
Net asset value, end of period	$16.83
Total Return D,E	6.92%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.40% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	8 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2025 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 31.6%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,441,634,535)	245,950,314	4,643,541,930

International Equity Funds - 20.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,330,030,979)	194,730,096	3,072,840,919

Bond Funds - 38.2%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	464,716,313	4,293,978,731
Fidelity Series International Developed Markets Bond Index Fund (a)	80,859,040	717,219,686
Fidelity Series Long-Term Treasury Bond Index Fund (a)	103,265,076	606,165,997
TOTAL BOND FUNDS (Cost $6,161,498,886)		5,617,364,414

Inflation-Protected Bond Funds - 9.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $1,541,407,779)	171,478,902	1,366,686,853

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,474,572,179)	14,700,434,116
NET OTHER ASSETS (LIABILITIES) - 0.0%	(815,951)
NET ASSETS - 100.0%	14,699,618,165

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	393,177	393,177	194	-	-	-	0.0%
Total	-	393,177	393,177	194	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,289,360,328	88,114,349	74,344,040	14,089,040	(2,086,012)	65,642,228	1,366,686,853
Fidelity Series Bond Index Fund	4,184,683,535	227,323,343	262,045,310	75,665,517	1,741,369	142,275,794	4,293,978,731
Fidelity Series Global ex U.S. Index Fund	3,068,306,133	79,878,812	330,882,721	-	13,343,116	242,195,579	3,072,840,919
Fidelity Series International Developed Markets Bond Index Fund	710,521,774	44,749,411	49,575,726	10,517,716	150,041	11,374,186	717,219,686
Fidelity Series Long-Term Treasury Bond Index Fund	588,702,758	34,101,229	42,951,320	10,365,532	(11,855,507)	38,168,837	606,165,997
Fidelity Series Total Market Index Fund	4,606,924,262	83,640,723	453,162,755	9,308,404	121,305,202	284,834,498	4,643,541,930
	14,448,498,790	557,807,867	1,212,961,872	119,946,209	122,598,209	784,491,122	14,700,434,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,643,541,930	4,643,541,930	-	-

International Equity Funds	3,072,840,919	3,072,840,919	-	-

Bond Funds	6,984,051,267	6,984,051,267	-	-
Total Investments in Securities:	14,700,434,116	14,700,434,116	-	-
Fidelity Freedom® Index 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,474,572,179)	$14,700,434,116

Total Investment in Securities (cost $12,474,572,179)		$14,700,434,116
Receivable for investments sold		32,285,138
Receivable for fund shares sold		23,121,693
Total assets		14,755,840,947
Liabilities
Payable for investments purchased	$38,426,139
Payable for fund shares redeemed	17,000,790
Accrued management fee	795,853
Total liabilities		56,222,782
Net Assets		$14,699,618,165
Net Assets consist of:
Paid in capital		$12,399,437,426
Total accumulated earnings (loss)		2,300,180,739
Net Assets		$14,699,618,165

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,126,596,585 ÷ 108,018,206 shares)		$19.69
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($8,766,456,097 ÷ 445,369,286 shares)		$19.68
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,806,558,197 ÷ 193,465,974 shares)		$19.68
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,286 ÷ 370 shares)(a)		$19.68
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$119,946,209
Income from Fidelity Central Funds		194
Total income		119,946,403
Expenses
Management fee	$5,511,132
Independent trustees' fees and expenses	18,149
Total expenses before reductions	5,529,281
Expense reductions	(74)
Total expenses after reductions		5,529,207
Net Investment income (loss)		114,417,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	122,598,209
Total net realized gain (loss)		122,598,209
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	784,491,122
Total change in net unrealized appreciation (depreciation)		784,491,122
Net gain (loss)		907,089,331
Net increase (decrease) in net assets resulting from operations		$1,021,506,527
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,417,196	$356,436,172
Net realized gain (loss)	122,598,209	93,845,913
Change in net unrealized appreciation (depreciation)	784,491,122	1,114,822,007
Net increase (decrease) in net assets resulting from operations	1,021,506,527	1,565,104,092
Distributions to shareholders	(23,410,642)	(336,648,722)

Share transactions - net increase (decrease)	(746,163,441)	(45,421,881)
Total increase (decrease) in net assets	251,932,444	1,183,033,489

Net Assets
Beginning of period	14,447,685,721	13,264,652,232
End of period	$14,699,618,165	$14,447,685,721

Financial Highlights
Fidelity Freedom® Index 2025 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.37	$16.81	$18.48	$18.52	$14.57	$17.05
Income from Investment Operations
Net investment income (loss) A,B	.15	.44	.40	.33	.25	.33
Net realized and unrealized gain (loss)	1.20	1.54	(1.65)	.04	4.13	(.54)
Total from investment operations	1.35	1.98	(1.25)	.37	4.38	(.21)
Distributions from net investment income	(.03)	(.42)	(.39)	(.30)	(.25)	(.31)
Distributions from net realized gain	-	-	(.03)	(.12)	(.18)	(1.96)
Total distributions	(.03)	(.42)	(.42)	(.41) C	(.43)	(2.27)
Net asset value, end of period	$19.69	$18.37	$16.81	$18.48	$18.52	$14.57
Total Return D,E	7.36%	11.88%	(6.65)%	1.91%	30.27%	(2.75)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.56% H	2.57%	2.43%	1.71%	1.46%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$2,126,597	$2,129,589	$2,192,387	$2,585,678	$5,538,556	$3,443,936
Portfolio turnover rate I	8 % H	16%	18%	24%	26%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2025 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.36	$16.81	$18.48	$18.53	$14.57	$17.05
Income from Investment Operations
Net investment income (loss) A,B	.15	.45	.41	.34	.26	.34
Net realized and unrealized gain (loss)	1.20	1.53	(1.65)	.04	4.14	(.54)
Total from investment operations	1.35	1.98	(1.24)	.38	4.40	(.20)
Distributions from net investment income	(.03)	(.43)	(.40)	(.32)	(.26)	(.32)
Distributions from net realized gain	-	-	(.03)	(.12)	(.18)	(1.96)
Total distributions	(.03)	(.43)	(.43)	(.43) C	(.44)	(2.28)
Net asset value, end of period	$19.68	$18.36	$16.81	$18.48	$18.53	$14.57
Total Return D,E	7.37%	11.87%	(6.61)%	1.96%	30.37%	(2.71)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.60% H	2.61%	2.47%	1.75%	1.50%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$8,766,456	$8,737,620	$8,118,470	$8,419,298	$4,504,542	$2,966,352
Portfolio turnover rate I	8 % H	16%	18%	24%	26%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2025 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$18.35	$16.80	$18.47	$18.52	$16.14
Income from Investment Operations
Net investment income (loss) B,C	.15	.45	.41	.34	.35
Net realized and unrealized gain (loss)	1.21	1.53	(1.65)	.05	2.38
Total from investment operations	1.36	1.98	(1.24)	.39	2.73
Distributions from net investment income	(.03)	(.43)	(.40)	(.32)	(.23)
Distributions from net realized gain	-	-	(.03)	(.12)	(.12)
Total distributions	(.03)	(.43)	(.43)	(.44)	(.35)
Net asset value, end of period	$19.68	$18.35	$16.80	$18.47	$18.52
Total Return D,E	7.43%	11.90%	(6.59)%	1.98%	16.94%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H	.06%	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.05 % H	.06%	.06%	.06%	.06% H
Expenses net of all reductions	.05% H	.06%	.06%	.06%	.06% H
Net investment income (loss)	1.62% H	2.63%	2.49%	1.77%	2.53% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,806,558	$3,580,476	$2,953,795	$2,610,862	$912,597
Portfolio turnover rate I	8 % H	16%	18%	24%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2025 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$19.18
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.48
Total from investment operations	.50
Net asset value, end of period	$19.68
Total Return D,E	7.37%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.14% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	8 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2030 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 35.5%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,412,903,391)	419,330,492	7,916,959,686

International Equity Funds - 23.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,088,537,376)	332,005,817	5,239,051,799

Bond Funds - 35.8%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	636,836,180	5,884,366,303
Fidelity Series International Developed Markets Bond Index Fund (a)	121,379,037	1,076,632,056
Fidelity Series Long-Term Treasury Bond Index Fund (a)	172,259,909	1,011,165,667
TOTAL BOND FUNDS (Cost $8,616,359,861)		7,972,164,026

Inflation-Protected Bond Funds - 5.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $1,233,691,252)	143,983,567	1,147,549,030

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,351,491,880)	22,275,724,541
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,165,604)
NET ASSETS - 100.0%	22,274,558,937

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	778,086	778,086	391	-	-	-	0.0%
Total	-	778,086	778,086	391	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	992,641,100	129,838,742	27,244,400	11,349,531	(1,232,576)	53,546,164	1,147,549,030
Fidelity Series Bond Index Fund	5,458,340,809	398,156,529	167,919,495	101,096,894	1,484,372	194,304,088	5,884,366,303
Fidelity Series Global ex U.S. Index Fund	4,977,189,447	202,693,746	371,113,056	-	1,113,856	429,167,806	5,239,051,799
Fidelity Series International Developed Markets Bond Index Fund	1,019,467,763	77,322,899	37,945,654	15,189,594	(46,126)	17,833,174	1,076,632,056
Fidelity Series Long-Term Treasury Bond Index Fund	937,449,529	67,371,903	37,324,180	16,859,731	245,658	43,422,757	1,011,165,667
Fidelity Series Total Market Index Fund	7,472,602,677	231,902,488	471,747,141	15,158,664	62,675,511	621,526,151	7,916,959,686
	20,857,691,325	1,107,286,307	1,113,293,926	159,654,414	64,240,695	1,359,800,140	22,275,724,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,916,959,686	7,916,959,686	-	-

International Equity Funds	5,239,051,799	5,239,051,799	-	-

Bond Funds	9,119,713,056	9,119,713,056	-	-
Total Investments in Securities:	22,275,724,541	22,275,724,541	-	-
Fidelity Freedom® Index 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $18,351,491,880)	$22,275,724,541

Total Investment in Securities (cost $18,351,491,880)		$22,275,724,541
Receivable for investments sold		57,741,532
Receivable for fund shares sold		26,791,678
Other receivables		86,383
Total assets		22,360,344,134
Liabilities
Payable for investments purchased	$62,223,298
Payable for fund shares redeemed	22,308,557
Accrued management fee	1,167,010
Other payables and accrued expenses	86,332
Total liabilities		85,785,197
Net Assets		$22,274,558,937
Net Assets consist of:
Paid in capital		$18,360,218,433
Total accumulated earnings (loss)		3,914,340,504
Net Assets		$22,274,558,937

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,870,402,819 ÷ 135,460,632 shares)		$21.19
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,801,296,687 ÷ 651,566,342 shares)		$21.18
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,602,852,135 ÷ 264,608,801 shares)		$21.17
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,296 ÷ 344 shares)(a)		$21.18
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$159,654,414
Income from Fidelity Central Funds		391
Total income		159,654,805
Expenses
Management fee	$8,061,607
Independent trustees' fees and expenses	26,552
Total expenses before reductions	8,088,159
Expense reductions	(193)
Total expenses after reductions		8,087,966
Net Investment income (loss)		151,566,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	64,240,695
Total net realized gain (loss)		64,240,695
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,359,800,140
Total change in net unrealized appreciation (depreciation)		1,359,800,140
Net gain (loss)		1,424,040,835
Net increase (decrease) in net assets resulting from operations		$1,575,607,674
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,566,839	$477,865,067
Net realized gain (loss)	64,240,695	88,714,165
Change in net unrealized appreciation (depreciation)	1,359,800,140	1,894,197,711
Net increase (decrease) in net assets resulting from operations	1,575,607,674	2,460,776,943
Distributions to shareholders	(37,013,394)	(450,488,980)

Share transactions - net increase (decrease)	(120,590,188)	1,376,492,643
Total increase (decrease) in net assets	1,418,004,092	3,386,780,606

Net Assets
Beginning of period	20,856,554,845	17,469,774,239
End of period	$22,274,558,937	$20,856,554,845

Financial Highlights
Fidelity Freedom® Index 2030 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.73	$17.79	$19.51	$19.45	$14.73	$17.99
Income from Investment Operations
Net investment income (loss) A,B	.14	.46	.39	.35	.27	.34
Net realized and unrealized gain (loss)	1.35	1.91	(1.71)	.15	4.91	(.74)
Total from investment operations	1.49	2.37	(1.32)	.50	5.18	(.40)
Distributions from net investment income	(.03)	(.43)	(.37)	(.32)	(.27)	(.33)
Distributions from net realized gain	-	-	(.03)	(.12)	(.19)	(2.53)
Total distributions	(.03)	(.43)	(.40)	(.44)	(.46)	(2.86)
Net asset value, end of period	$21.19	$19.73	$17.79	$19.51	$19.45	$14.73
Total Return C,D	7.58%	13.42%	(6.65)%	2.47%	35.36%	(4.38)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % G	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.39% G	2.50%	2.24%	1.74%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$2,870,403	$2,713,477	$2,500,987	$2,775,100	$6,036,702	$3,610,892
Portfolio turnover rate H	10 % G	12%	15%	20%	26%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2030 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.72	$17.79	$19.51	$19.45	$14.73	$18.00
Income from Investment Operations
Net investment income (loss) A,B	.14	.47	.40	.36	.28	.35
Net realized and unrealized gain (loss)	1.36	1.90	(1.71)	.16	4.90	(.75)
Total from investment operations	1.50	2.37	(1.31)	.52	5.18	(.40)
Distributions from net investment income	(.04)	(.44)	(.38)	(.34)	(.27)	(.34)
Distributions from net realized gain	-	-	(.03)	(.12)	(.19)	(2.53)
Total distributions	(.04)	(.44)	(.41)	(.46)	(.46)	(2.87)
Net asset value, end of period	$21.18	$19.72	$17.79	$19.51	$19.45	$14.73
Total Return C,D	7.60%	13.41%	(6.60)%	2.57%	35.41%	(4.40)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.43% G	2.54%	2.28%	1.78%	1.56%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$13,801,297	$13,110,035	$11,271,364	$10,927,825	$5,916,521	$3,884,151
Portfolio turnover rate H	10 % G	12%	15%	20%	26%	85%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2030 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.71	$17.78	$19.50	$19.45	$16.56
Income from Investment Operations
Net investment income (loss) B,C	.15	.47	.40	.36	.39
Net realized and unrealized gain (loss)	1.35	1.90	(1.70)	.16	2.88
Total from investment operations	1.50	2.37	(1.30)	.52	3.27
Distributions from net investment income	(.04)	(.44)	(.39)	(.34)	(.26)
Distributions from net realized gain	-	-	(.03)	(.12)	(.12)
Total distributions	(.04)	(.44)	(.42)	(.47) D	(.38)
Net asset value, end of period	$21.17	$19.71	$17.78	$19.50	$19.45
Total Return E,F	7.60%	13.45%	(6.59)%	2.54%	19.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	1.46% I	2.56%	2.30%	1.80%	2.66% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,602,852	$5,033,043	$3,697,423	$3,153,635	$1,118,562
Portfolio turnover rate J	10 % I	12%	15%	20%	26%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2030 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$20.61
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.55
Total from investment operations	.57
Net asset value, end of period	$21.18
Total Return D,E	7.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	1.02% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	10 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2035 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 41.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,685,003,378)	504,940,845	9,533,283,147

International Equity Funds - 27.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,101,817,834)	399,087,702	6,297,603,943

Bond Funds - 29.8%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	511,141,261	4,722,945,255
Fidelity Series International Developed Markets Bond Index Fund (a)	108,329,072	960,878,868
Fidelity Series Long-Term Treasury Bond Index Fund (a)	190,881,180	1,120,472,525
TOTAL BOND FUNDS (Cost $7,196,340,593)		6,804,296,648

Inflation-Protected Bond Funds - 1.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $215,197,062)	28,236,865	225,047,816

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $18,198,358,867)	22,860,231,554
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,148,375)
NET ASSETS - 100.0%	22,859,083,179

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	14,668	1,645,785	1,660,453	655	-	-	-	0.0%
Total	14,668	1,645,785	1,660,453	655	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	125,433,271	93,178,037	3,202,663	1,865,400	(2,912)	9,642,083	225,047,816
Fidelity Series Bond Index Fund	4,079,642,799	586,464,920	99,114,247	78,108,178	757,391	155,194,392	4,722,945,255
Fidelity Series Global ex U.S. Index Fund	5,872,563,793	345,925,506	436,694,768	-	(4,038,070)	519,847,482	6,297,603,943
Fidelity Series International Developed Markets Bond Index Fund	844,383,632	119,346,459	19,339,063	12,708,385	(8,561)	16,496,401	960,878,868
Fidelity Series Long-Term Treasury Bond Index Fund	1,020,259,309	94,040,041	42,395,808	18,574,830	422,758	48,146,225	1,120,472,525
Fidelity Series Total Market Index Fund	8,816,991,034	423,968,935	527,550,826	17,931,969	53,073,776	766,800,228	9,533,283,147
	20,759,273,838	1,662,923,898	1,128,297,375	129,188,762	50,204,382	1,516,126,811	22,860,231,554

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	9,533,283,147	9,533,283,147	-	-

International Equity Funds	6,297,603,943	6,297,603,943	-	-

Bond Funds	7,029,344,464	7,029,344,464	-	-
Total Investments in Securities:	22,860,231,554	22,860,231,554	-	-
Fidelity Freedom® Index 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $18,198,358,867)	$22,860,231,554

Total Investment in Securities (cost $18,198,358,867)		$22,860,231,554
Receivable for investments sold		73,729,223
Receivable for fund shares sold		37,930,307
Total assets		22,971,891,084
Liabilities
Payable for investments purchased	$88,580,756
Payable for fund shares redeemed	23,093,231
Accrued management fee	1,133,918
Total liabilities		112,807,905
Net Assets		$22,859,083,179
Net Assets consist of:
Paid in capital		$18,249,699,256
Total accumulated earnings (loss)		4,609,383,923
Net Assets		$22,859,083,179

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,819,112,286 ÷ 115,592,794 shares)		$24.39
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($13,831,671,777 ÷ 567,268,787 shares)		$24.38
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,208,291,803 ÷ 254,607,167 shares)		$24.38
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,313 ÷ 300 shares)		$24.38
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$129,188,762
Income from Fidelity Central Funds		655
Total income		129,189,417
Expenses
Management fee	$8,010,984
Independent trustees' fees and expenses	26,645
Total expenses before reductions	8,037,629
Expense reductions	(60)
Total expenses after reductions		8,037,569
Net Investment income (loss)		121,151,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	50,204,382
Total net realized gain (loss)		50,204,382
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,516,126,811
Total change in net unrealized appreciation (depreciation)		1,516,126,811
Net gain (loss)		1,566,331,193
Net increase (decrease) in net assets resulting from operations		$1,687,483,041
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,151,848	$429,901,058
Net realized gain (loss)	50,204,382	59,033,844
Change in net unrealized appreciation (depreciation)	1,516,126,811	2,322,638,271
Net increase (decrease) in net assets resulting from operations	1,687,483,041	2,811,573,173
Distributions to shareholders	(52,573,639)	(404,344,248)

Share transactions - net increase (decrease)	465,979,987	2,306,814,735
Total increase (decrease) in net assets	2,100,889,389	4,714,043,660

Net Assets
Beginning of period	20,758,193,790	16,044,150,130
End of period	$22,859,083,179	$20,758,193,790

Financial Highlights
Fidelity Freedom® Index 2035 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.64	$19.91	$21.83	$21.45	$15.20	$19.07
Income from Investment Operations
Net investment income (loss) A,B	.13	.49	.38	.39	.30	.36
Net realized and unrealized gain (loss)	1.68	2.69	(1.92)	.44	6.40	(1.26)
Total from investment operations	1.81	3.18	(1.54)	.83	6.70	(.90)
Distributions from net investment income	(.05)	(.45)	(.36)	(.34)	(.29)	(.33)
Distributions from net realized gain	(.01)	-	(.02)	(.11)	(.16)	(2.64)
Total distributions	(.06)	(.45)	(.38)	(.45)	(.45)	(2.97)
Net asset value, end of period	$24.39	$22.64	$19.91	$21.83	$21.45	$15.20
Total Return C,D	7.99%	16.10%	(6.95)%	3.76%	44.28%	(7.39)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % G	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	1.09% G	2.35%	1.97%	1.71%	1.56%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$2,819,112	$2,557,710	$2,052,573	$2,174,422	$5,124,327	$2,844,302
Portfolio turnover rate H	11 % G	12%	13%	15%	24%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2035 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.63	$19.91	$21.83	$21.46	$15.21	$19.08
Income from Investment Operations
Net investment income (loss) A,B	.13	.50	.39	.40	.31	.37
Net realized and unrealized gain (loss)	1.68	2.68	(1.92)	.44	6.39	(1.26)
Total from investment operations	1.81	3.18	(1.53)	.84	6.70	(.89)
Distributions from net investment income	(.05)	(.46)	(.37)	(.37)	(.30)	(.34)
Distributions from net realized gain	(.01)	-	(.02)	(.11)	(.16)	(2.64)
Total distributions	(.06)	(.46)	(.39)	(.47) C	(.45) C	(2.98)
Net asset value, end of period	$24.38	$22.63	$19.91	$21.83	$21.46	$15.21
Total Return D,E	8.01%	16.09%	(6.91)%	3.82%	44.31%	(7.33)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	1.13% H	2.39%	2.01%	1.75%	1.60%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$13,831,672	$12,741,172	$10,184,661	$9,501,029	$4,357,280	$2,512,748
Portfolio turnover rate I	11 % H	12%	13%	15%	24%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2035 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.63	$19.91	$21.82	$21.46	$17.48
Income from Investment Operations
Net investment income (loss) B,C	.13	.50	.39	.40	.45
Net realized and unrealized gain (loss)	1.68	2.68	(1.91)	.44	3.92
Total from investment operations	1.81	3.18	(1.52)	.84	4.37
Distributions from net investment income	(.05)	(.46)	(.38)	(.37)	(.29)
Distributions from net realized gain	(.01)	-	(.02)	(.11)	(.10)
Total distributions	(.06)	(.46)	(.39) D	(.48)	(.39)
Net asset value, end of period	$24.38	$22.63	$19.91	$21.82	$21.46
Total Return E,F	8.01%	16.12%	(6.85)%	3.80%	25.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	1.16% I	2.41%	2.03%	1.77%	2.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,208,292	$5,459,312	$3,806,916	$3,083,204	$1,163,973
Portfolio turnover rate J	11 % I	12%	13%	15%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2035 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$23.67
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	.69
Total from investment operations	.71
Net asset value, end of period	$24.38
Total Return D,E	8.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	11 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2040 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,205,727,768)	622,625,157	11,755,162,960

International Equity Funds - 33.3%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,369,200,772)	493,520,955	7,787,760,675

Bond Funds - 16.5%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	236,446,447	2,184,765,172
Fidelity Series International Developed Markets Bond Index Fund (a)	56,296,960	499,354,038
Fidelity Series Long-Term Treasury Bond Index Fund (a)	200,845,889	1,178,965,370
TOTAL BOND FUNDS (Cost $4,101,322,451)		3,863,084,580

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,676,250,991)	23,406,008,215
NET OTHER ASSETS (LIABILITIES) - 0.0%	(949,143)
NET ASSETS - 100.0%	23,405,059,072

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	1,685,801	1,685,801	608	-	-	-	0.0%
Total	-	1,685,801	1,685,801	608	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	1,757,935,142	392,817,689	37,660,936	34,752,060	111,349	71,561,928	2,184,765,172
Fidelity Series Global ex U.S. Index Fund	7,121,977,032	460,247,172	427,501,352	-	11,264,360	621,773,463	7,787,760,675
Fidelity Series International Developed Markets Bond Index Fund	405,502,930	92,182,035	7,145,518	6,183,207	15,006	8,799,585	499,354,038
Fidelity Series Long-Term Treasury Bond Index Fund	1,044,612,499	106,534,114	23,154,683	19,221,152	233,550	50,739,890	1,178,965,370
Fidelity Series Total Market Index Fund	10,698,418,415	543,276,290	492,652,474	21,778,642	35,344,831	970,775,898	11,755,162,960
	21,028,446,018	1,595,057,300	988,114,963	81,935,061	46,969,096	1,723,650,764	23,406,008,215

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	11,755,162,960	11,755,162,960	-	-

International Equity Funds	7,787,760,675	7,787,760,675	-	-

Bond Funds	3,863,084,580	3,863,084,580	-	-
Total Investments in Securities:	23,406,008,215	23,406,008,215	-	-
Fidelity Freedom® Index 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $17,676,250,991)	$23,406,008,215

Total Investment in Securities (cost $17,676,250,991)		$23,406,008,215
Receivable for investments sold		61,602,374
Receivable for fund shares sold		44,394,963
Total assets		23,512,005,552
Liabilities
Payable to custodian bank	$9
Payable for investments purchased	87,230,383
Payable for fund shares redeemed	18,635,158
Accrued management fee	1,080,930
Total liabilities		106,946,480
Net Assets		$23,405,059,072
Net Assets consist of:
Paid in capital		$17,775,854,395
Total accumulated earnings (loss)		5,629,204,677
Net Assets		$23,405,059,072

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,532,219,043 ÷ 98,734,328 shares)		$25.65
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($14,428,240,311 ÷ 562,973,689 shares)		$25.63
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,444,592,379 ÷ 251,551,578 shares)		$25.62
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,339 ÷ 286 shares)(a)		$25.63
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$81,935,061
Income from Fidelity Central Funds		608
Total income		81,935,669
Expenses
Management fee	$8,010,836
Independent trustees' fees and expenses	27,064
Total expenses before reductions	8,037,900
Expense reductions	(257)
Total expenses after reductions		8,037,643
Net Investment income (loss)		73,898,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	46,969,096
Total net realized gain (loss)		46,969,096
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,723,650,764
Total change in net unrealized appreciation (depreciation)		1,723,650,764
Net gain (loss)		1,770,619,860
Net increase (decrease) in net assets resulting from operations		$1,844,517,886
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,898,026	$399,548,624
Net realized gain (loss)	46,969,096	46,804,461
Change in net unrealized appreciation (depreciation)	1,723,650,764	2,825,710,370
Net increase (decrease) in net assets resulting from operations	1,844,517,886	3,272,063,455
Distributions to shareholders	(31,420,288)	(382,552,214)

Share transactions - net increase (decrease)	564,545,882	2,317,810,442
Total increase (decrease) in net assets	2,377,643,480	5,207,321,683

Net Assets
Beginning of period	21,027,415,592	15,820,093,909
End of period	$23,405,059,072	$21,027,415,592

Financial Highlights
Fidelity Freedom® Index 2040 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.65	$20.28	$22.30	$21.68	$14.77	$19.19
Income from Investment Operations
Net investment income (loss) A,B	.08	.47	.39	.40	.30	.35
Net realized and unrealized gain (loss)	1.95	3.34	(2.01)	.69	7.03	(1.43)
Total from investment operations	2.03	3.81	(1.62)	1.09	7.33	(1.08)
Distributions from net investment income	(.02)	(.44)	(.37)	(.36)	(.29)	(.33)
Distributions from net realized gain	(.01)	-	(.02)	(.10)	(.12)	(3.00)
Total distributions	(.03)	(.44)	(.40) C	(.47) C	(.42) C	(3.34) C
Net asset value, end of period	$25.65	$23.65	$20.28	$22.30	$21.68	$14.77
Total Return D,E	8.61%	18.91%	(7.18)%	4.90%	49.86%	(8.93)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.64% H	2.19%	1.96%	1.74%	1.56%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,532,219	$2,249,083	$1,759,546	$1,823,668	$4,532,047	$2,405,077
Portfolio turnover rate I	9 % H	10%	12%	13%	20%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2040 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.63	$20.26	$22.28	$21.68	$14.77	$19.19
Income from Investment Operations
Net investment income (loss) A,B	.08	.48	.39	.41	.31	.36
Net realized and unrealized gain (loss)	1.96	3.34	(2.01)	.68	7.02	(1.43)
Total from investment operations	2.04	3.82	(1.62)	1.09	7.33	(1.07)
Distributions from net investment income	(.03)	(.45)	(.38)	(.38)	(.30)	(.34)
Distributions from net realized gain	(.01)	-	(.02)	(.11)	(.12)	(3.00)
Total distributions	(.04)	(.45)	(.40)	(.49)	(.42)	(3.35) C
Net asset value, end of period	$25.63	$23.63	$20.26	$22.28	$21.68	$14.77
Total Return D,E	8.63%	18.97%	(7.15)%	4.92%	49.89%	(8.89)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.68% H	2.23%	2.00%	1.78%	1.60%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$14,428,240	$13,173,146	$10,285,592	$9,622,454	$4,910,687	$2,861,535
Portfolio turnover rate I	9 % H	10%	12%	13%	20%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2040 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.62	$20.25	$22.27	$21.67	$17.16
Income from Investment Operations
Net investment income (loss) B,C	.08	.48	.40	.41	.47
Net realized and unrealized gain (loss)	1.96	3.34	(2.01)	.69	4.40
Total from investment operations	2.04	3.82	(1.61)	1.10	4.87
Distributions from net investment income	(.03)	(.45)	(.39)	(.39)	(.30)
Distributions from net realized gain	(.01)	-	(.02)	(.11)	(.07)
Total distributions	(.04)	(.45)	(.41)	(.50)	(.36) D
Net asset value, end of period	$25.62	$23.62	$20.25	$22.27	$21.67
Total Return E,F	8.63%	19.01%	(7.13)%	4.94%	28.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	.70% I	2.25%	2.02%	1.80%	2.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,444,592	$5,605,187	$3,774,956	$3,048,126	$1,197,248
Portfolio turnover rate J	9 % I	10%	12%	13%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2040 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$24.80
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.82
Total from investment operations	.83
Net asset value, end of period	$25.63
Total Return D,E	8.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	9 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2045 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,210,252,821)	591,899,260	11,175,058,026

International Equity Funds - 35.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $6,129,634,183)	468,969,977	7,400,346,233

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	89,006,616	822,421,129
Fidelity Series International Developed Markets Bond Index Fund (a)	22,829,250	202,495,447
Fidelity Series Long-Term Treasury Bond Index Fund (a)	175,437,135	1,029,815,981
TOTAL BOND FUNDS (Cost $2,257,672,607)		2,054,732,557

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,597,559,611)	20,630,136,816
NET OTHER ASSETS (LIABILITIES) - 0.0%	(915,188)
NET ASSETS - 100.0%	20,629,221,628

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	1,929,088	1,929,088	614	-	-	-	0.0%
Total	-	1,929,088	1,929,088	614	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	727,969,337	79,999,718	12,840,396	13,826,426	74,772	27,217,698	822,421,129
Fidelity Series Global ex U.S. Index Fund	6,586,089,498	538,438,573	319,718,111	-	(3,838,803)	599,375,076	7,400,346,233
Fidelity Series International Developed Markets Bond Index Fund	177,960,556	24,247,651	3,205,706	2,679,462	3,448	3,489,498	202,495,447
Fidelity Series Long-Term Treasury Bond Index Fund	909,893,781	102,496,715	27,227,487	16,796,412	155,141	44,497,831	1,029,815,981
Fidelity Series Total Market Index Fund	9,895,744,105	724,562,582	393,658,654	20,153,822	7,279,661	941,130,332	11,175,058,026
	18,297,657,277	1,469,745,239	756,650,354	53,456,122	3,674,219	1,615,710,435	20,630,136,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	11,175,058,026	11,175,058,026	-	-

International Equity Funds	7,400,346,233	7,400,346,233	-	-

Bond Funds	2,054,732,557	2,054,732,557	-	-
Total Investments in Securities:	20,630,136,816	20,630,136,816	-	-
Fidelity Freedom® Index 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $15,597,559,611)	$20,630,136,816

Total Investment in Securities (cost $15,597,559,611)		$20,630,136,816
Receivable for investments sold		33,188,281
Receivable for fund shares sold		51,208,234
Total assets		20,714,533,331
Liabilities
Payable for investments purchased	$60,595,256
Payable for fund shares redeemed	23,802,636
Accrued management fee	913,811
Total liabilities		85,311,703
Net Assets		$20,629,221,628
Net Assets consist of:
Paid in capital		$15,747,783,901
Total accumulated earnings (loss)		4,881,437,727
Net Assets		$20,629,221,628

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,040,768,866 ÷ 75,739,995 shares)		$26.94
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($12,527,865,255 ÷ 465,032,473 shares)		$26.94
Premier Class :
Net Asset Value, offering price and redemption price per share ($6,060,580,157 ÷ 224,984,528 shares)		$26.94
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,350 ÷ 273 shares)(a)		$26.94
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$53,456,122
Income from Fidelity Central Funds		614
Total income		53,456,736
Expenses
Management fee	$6,905,442
Independent trustees' fees and expenses	23,626
Total expenses before reductions	6,929,068
Expense reductions	(137)
Total expenses after reductions		6,928,931
Net Investment income (loss)		46,527,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,674,219
Total net realized gain (loss)		3,674,219
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,615,710,435
Total change in net unrealized appreciation (depreciation)		1,615,710,435
Net gain (loss)		1,619,384,654
Net increase (decrease) in net assets resulting from operations		$1,665,912,459
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,527,805	$335,267,691
Net realized gain (loss)	3,674,219	11,376,823
Change in net unrealized appreciation (depreciation)	1,615,710,435	2,586,030,221
Net increase (decrease) in net assets resulting from operations	1,665,912,459	2,932,674,735
Distributions to shareholders	(9,019,284)	(324,777,662)

Share transactions - net increase (decrease)	675,545,376	2,409,953,091
Total increase (decrease) in net assets	2,332,438,551	5,017,850,164

Net Assets
Beginning of period	18,296,783,077	13,278,932,913
End of period	$20,629,221,628	$18,296,783,077

Financial Highlights
Fidelity Freedom® Index 2045 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.77	$21.07	$23.14	$22.49	$15.31	$19.33
Income from Investment Operations
Net investment income (loss) A,B	.06	.48	.40	.42	.31	.36
Net realized and unrealized gain (loss)	2.12	3.67	(2.07)	.70	7.29	(1.56)
Total from investment operations	2.18	4.15	(1.67)	1.12	7.60	(1.20)
Distributions from net investment income	(.01)	(.45)	(.39)	(.37)	(.30)	(.33)
Distributions from net realized gain	-	-	(.01)	(.10)	(.12)	(2.49)
Total distributions	(.01)	(.45)	(.40)	(.47)	(.42)	(2.82)
Net asset value, end of period	$26.94	$24.77	$21.07	$23.14	$22.49	$15.31
Total Return C,D	8.80%	19.85%	(7.11)%	4.88%	49.89%	(8.96)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % G	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.45% G	2.15%	1.97%	1.75%	1.55%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,040,769	$1,773,680	$1,338,764	$1,355,157	$3,625,141	$1,810,294
Portfolio turnover rate H	8 % G	8%	11%	12%	20%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2045 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.76	$21.06	$23.14	$22.50	$15.32	$19.33
Income from Investment Operations
Net investment income (loss) A,B	.06	.49	.41	.43	.31	.37
Net realized and unrealized gain (loss)	2.13	3.67	(2.08)	.71	7.30	(1.55)
Total from investment operations	2.19	4.16	(1.67)	1.14	7.61	(1.18)
Distributions from net investment income	(.01)	(.46)	(.40)	(.40)	(.31)	(.34)
Distributions from net realized gain	-	-	(.01)	(.10)	(.12)	(2.49)
Total distributions	(.01)	(.46)	(.41)	(.50)	(.43)	(2.83)
Net asset value, end of period	$26.94	$24.76	$21.06	$23.14	$22.50	$15.32
Total Return C,D	8.86%	19.90%	(7.10)%	4.95%	49.89%	(8.88)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % G	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% G	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.49% G	2.19%	2.01%	1.79%	1.59%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$12,527,865	$11,319,156	$8,572,583	$7,627,068	$3,397,662	$1,890,160
Portfolio turnover rate H	8 % G	8%	11%	12%	20%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2045 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$24.75	$21.06	$23.13	$22.50	$17.81
Income from Investment Operations
Net investment income (loss) B,C	.06	.49	.41	.43	.49
Net realized and unrealized gain (loss)	2.14	3.66	(2.07)	.70	4.57
Total from investment operations	2.20	4.15	(1.66)	1.13	5.06
Distributions from net investment income	(.01)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	-	-	(.01)	(.10)	(.07)
Total distributions	(.01)	(.46)	(.41)	(.50)	(.37) D
Net asset value, end of period	$26.94	$24.75	$21.06	$23.13	$22.50
Total Return E,F	8.91%	19.88%	(7.05)%	4.93%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	.51% I	2.21%	2.03%	1.81%	2.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,060,580	$5,203,947	$3,367,586	$2,647,519	$1,128,413
Portfolio turnover rate J	8 % I	8%	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2045 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$26.02
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.91
Total from investment operations	.92
Net asset value, end of period	$26.94
Total Return D,E	8.91%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	8 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2050 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,965,373,563)	566,025,919	10,686,569,346

International Equity Funds - 35.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,861,657,377)	448,471,067	7,076,873,439

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	85,116,756	786,478,822
Fidelity Series International Developed Markets Bond Index Fund (a)	21,832,348	193,652,925
Fidelity Series Long-Term Treasury Bond Index Fund (a)	167,764,489	984,777,549
TOTAL BOND FUNDS (Cost $2,147,581,183)		1,964,909,296

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,974,612,123)	19,728,352,081
NET OTHER ASSETS (LIABILITIES) - 0.0%	(878,203)
NET ASSETS - 100.0%	19,727,473,878

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	1,410,998	1,410,998	367	-	-	-	0.0%
Total	-	1,410,998	1,410,998	367	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	689,548,148	80,184,270	9,295,581	13,157,267	24,397	26,017,588	786,478,822
Fidelity Series Global ex U.S. Index Fund	6,238,497,146	540,098,382	270,367,556	-	(3,549,347)	572,194,814	7,076,873,439
Fidelity Series International Developed Markets Bond Index Fund	168,568,212	24,195,518	2,457,713	2,542,680	(1,380)	3,348,288	193,652,925
Fidelity Series Long-Term Treasury Bond Index Fund	861,870,978	102,391,295	22,114,474	15,982,934	138,022	42,491,728	984,777,549
Fidelity Series Total Market Index Fund	9,373,478,637	746,939,321	338,615,923	19,121,642	6,130,417	898,636,894	10,686,569,346
	17,331,963,121	1,493,808,786	642,851,247	50,804,523	2,742,109	1,542,689,312	19,728,352,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,686,569,346	10,686,569,346	-	-

International Equity Funds	7,076,873,439	7,076,873,439	-	-

Bond Funds	1,964,909,296	1,964,909,296	-	-
Total Investments in Securities:	19,728,352,081	19,728,352,081	-	-
Fidelity Freedom® Index 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $14,974,612,123)	$19,728,352,081

Total Investment in Securities (cost $14,974,612,123)		$19,728,352,081
Receivable for investments sold		28,885,376
Receivable for fund shares sold		55,939,388
Distributions receivable from Fidelity Central Funds		88
Total assets		19,813,176,933
Liabilities
Payable for investments purchased	$62,887,244
Payable for fund shares redeemed	21,941,340
Accrued management fee	874,471
Total liabilities		85,703,055
Net Assets		$19,727,473,878
Net Assets consist of:
Paid in capital		$15,105,858,439
Total accumulated earnings (loss)		4,621,615,439
Net Assets		$19,727,473,878

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,887,233,006 ÷ 69,885,857 shares)		$27.00
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($12,136,842,302 ÷ 449,760,436 shares)		$26.99
Premier Class :
Net Asset Value, offering price and redemption price per share ($5,703,391,219 ÷ 211,378,999 shares)		$26.98
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,351 ÷ 272 shares)(a)		$26.99
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$50,804,523
Income from Fidelity Central Funds		367
Total income		50,804,890
Expenses
Management fee	$6,571,162
Independent trustees' fees and expenses	22,439
Total expenses before reductions	6,593,601
Expense reductions	(166)
Total expenses after reductions		6,593,435
Net Investment income (loss)		44,211,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,742,109
Total net realized gain (loss)		2,742,109
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,542,689,312
Total change in net unrealized appreciation (depreciation)		1,542,689,312
Net gain (loss)		1,545,431,421
Net increase (decrease) in net assets resulting from operations		$1,589,642,876
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,211,455	$315,350,684
Net realized gain (loss)	2,742,109	14,590,643
Change in net unrealized appreciation (depreciation)	1,542,689,312	2,432,281,805
Net increase (decrease) in net assets resulting from operations	1,589,642,876	2,762,223,132
Distributions to shareholders	(9,259,271)	(305,632,351)

Share transactions - net increase (decrease)	815,964,524	2,539,357,554
Total increase (decrease) in net assets	2,396,348,129	4,995,948,335

Net Assets
Beginning of period	17,331,125,749	12,335,177,414
End of period	$19,727,473,878	$17,331,125,749

Financial Highlights
Fidelity Freedom® Index 2050 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.82	$21.11	$23.19	$22.54	$15.34	$19.41
Income from Investment Operations
Net investment income (loss) A,B	.06	.48	.40	.42	.31	.36
Net realized and unrealized gain (loss)	2.13	3.68	(2.08)	.71	7.31	(1.55)
Total from investment operations	2.19	4.16	(1.68)	1.13	7.62	(1.19)
Distributions from net investment income	(.01)	(.45)	(.39)	(.37)	(.30)	(.34)
Distributions from net realized gain	-	-	(.01)	(.10)	(.12)	(2.54)
Total distributions	(.01)	(.45)	(.40)	(.48) C	(.42)	(2.88)
Net asset value, end of period	$27.00	$24.82	$21.11	$23.19	$22.54	$15.34
Total Return D,E	8.83%	19.85%	(7.14)%	4.89%	49.93%	(8.95)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.44% H	2.15%	1.97%	1.74%	1.54%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,887,233	$1,638,555	$1,217,159	$1,179,926	$3,177,558	$1,524,955
Portfolio turnover rate I	7 % H	7%	11%	12%	20%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2050 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.80	$21.09	$23.17	$22.54	$15.34	$19.41
Income from Investment Operations
Net investment income (loss) A,B	.06	.49	.41	.42	.31	.37
Net realized and unrealized gain (loss)	2.14	3.68	(2.08)	.72	7.32	(1.55)
Total from investment operations	2.20	4.17	(1.67)	1.14	7.63	(1.18)
Distributions from net investment income	(.01)	(.46)	(.40)	(.40)	(.31)	(.34)
Distributions from net realized gain	-	-	(.01)	(.11)	(.12)	(2.54)
Total distributions	(.01)	(.46)	(.41)	(.51)	(.43)	(2.89) C
Net asset value, end of period	$26.99	$24.80	$21.09	$23.17	$22.54	$15.34
Total Return D,E	8.89%	19.92%	(7.11)%	4.93%	49.96%	(8.91)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.48% H	2.19%	2.01%	1.78%	1.59%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$12,136,842	$10,849,977	$8,045,136	$6,949,488	$3,119,255	$1,815,237
Portfolio turnover rate I	7 % H	7%	11%	12%	20%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2050 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$24.80	$21.09	$23.17	$22.54	$17.84
Income from Investment Operations
Net investment income (loss) B,C	.06	.49	.42	.43	.50
Net realized and unrealized gain (loss)	2.13	3.68	(2.09)	.71	4.57
Total from investment operations	2.19	4.17	(1.67)	1.14	5.07
Distributions from net investment income	(.01)	(.46)	(.40)	(.40)	(.31)
Distributions from net realized gain	-	-	(.01)	(.11)	(.07)
Total distributions	(.01)	(.46)	(.41)	(.51)	(.37) D
Net asset value, end of period	$26.98	$24.80	$21.09	$23.17	$22.54
Total Return E,F	8.85%	19.94%	(7.09)%	4.95%	28.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	.51% I	2.21%	2.03%	1.80%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,703,391	$4,842,594	$3,072,883	$2,292,324	$1,044,525
Portfolio turnover rate J	7 % I	7%	11%	12%	20%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2050 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$26.07
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.91
Total from investment operations	.92
Net asset value, end of period	$26.99
Total Return D,E	8.85%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	7 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2055 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,348,172,208)	414,568,920	7,827,061,202

International Equity Funds - 35.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,348,696,891)	328,468,278	5,183,229,433

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	62,341,121	576,031,956
Fidelity Series International Developed Markets Bond Index Fund (a)	15,990,741	141,837,870
Fidelity Series Long-Term Treasury Bond Index Fund (a)	122,871,223	721,254,077
TOTAL BOND FUNDS (Cost $1,548,338,711)		1,439,123,903

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,245,207,810)	14,449,414,538
NET OTHER ASSETS (LIABILITIES) - 0.0%	(652,032)
NET ASSETS - 100.0%	14,448,762,506

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	1,849,724	1,849,724	777	-	-	-	0.0%
Total	-	1,849,724	1,849,724	777	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	493,875,827	67,906,380	4,837,184	9,547,021	29,667	19,057,266	576,031,956
Fidelity Series Global ex U.S. Index Fund	4,468,323,435	469,295,524	169,551,208	-	(265,662)	415,427,344	5,183,229,433
Fidelity Series International Developed Markets Bond Index Fund	120,729,442	19,907,334	1,286,841	1,828,350	2,247	2,485,688	141,837,870
Fidelity Series Long-Term Treasury Bond Index Fund	617,300,646	85,464,632	12,875,231	11,596,734	63,238	31,300,792	721,254,077
Fidelity Series Total Market Index Fund	6,713,722,020	668,417,029	215,513,676	13,708,091	2,153,077	658,282,752	7,827,061,202
	12,413,951,370	1,310,990,899	404,064,140	36,680,196	1,982,567	1,126,553,842	14,449,414,538

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,827,061,202	7,827,061,202	-	-

International Equity Funds	5,183,229,433	5,183,229,433	-	-

Bond Funds	1,439,123,903	1,439,123,903	-	-
Total Investments in Securities:	14,449,414,538	14,449,414,538	-	-
Fidelity Freedom® Index 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,245,207,810)	$14,449,414,538

Total Investment in Securities (cost $11,245,207,810)		$14,449,414,538
Receivable for investments sold		23,328,662
Receivable for fund shares sold		38,322,095
Total assets		14,511,065,295
Liabilities
Payable for investments purchased	$42,450,366
Payable for fund shares redeemed	19,203,696
Accrued management fee	648,727
Total liabilities		62,302,789
Net Assets		$14,448,762,506
Net Assets consist of:
Paid in capital		$11,342,264,701
Total accumulated earnings (loss)		3,106,497,805
Net Assets		$14,448,762,506

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,390,334,400 ÷ 62,644,782 shares)		$22.19
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($9,172,487,138 ÷ 413,071,043 shares)		$22.21
Premier Class :
Net Asset Value, offering price and redemption price per share ($3,885,933,618 ÷ 175,042,165 shares)		$22.20
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,350 ÷ 331 shares)		$22.21
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$36,680,196
Income from Fidelity Central Funds		777
Total income		36,680,973
Expenses
Management fee	$4,806,044
Independent trustees' fees and expenses	16,201
Total expenses before reductions	4,822,245
Expense reductions	(68)
Total expenses after reductions		4,822,177
Net Investment income (loss)		31,858,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,982,567
Total net realized gain (loss)		1,982,567
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,126,553,842
Total change in net unrealized appreciation (depreciation)		1,126,553,842
Net gain (loss)		1,128,536,409
Net increase (decrease) in net assets resulting from operations		$1,160,395,205
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,858,796	$220,511,301
Net realized gain (loss)	1,982,567	(5,674,331)
Change in net unrealized appreciation (depreciation)	1,126,553,842	1,725,422,409
Net increase (decrease) in net assets resulting from operations	1,160,395,205	1,940,259,379
Distributions to shareholders	(6,862,788)	(213,250,543)

Share transactions - net increase (decrease)	881,880,651	2,376,571,756
Total increase (decrease) in net assets	2,035,413,068	4,103,580,592

Net Assets
Beginning of period	12,413,349,438	8,309,768,846
End of period	$14,448,762,506	$12,413,349,438

Financial Highlights
Fidelity Freedom® Index 2055 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.40	$17.35	$19.05	$18.51	$12.59	$15.33
Income from Investment Operations
Net investment income (loss) A,B	.05	.40	.33	.34	.26	.28
Net realized and unrealized gain (loss)	1.75	3.02	(1.70)	.58	5.99	(1.33)
Total from investment operations	1.80	3.42	(1.37)	.92	6.25	(1.05)
Distributions from net investment income	(.01)	(.37)	(.31)	(.31)	(.24)	(.26)
Distributions from net realized gain	-	-	(.01)	(.08)	(.09)	(1.42)
Total distributions	(.01)	(.37)	(.33) C	(.38) C	(.33)	(1.69) C
Net asset value, end of period	$22.19	$20.40	$17.35	$19.05	$18.51	$12.59
Total Return D,E	8.82%	19.83%	(7.11)%	4.88%	49.88%	(8.94)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % H	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% H	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.44% H	2.16%	1.99%	1.75%	1.59%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,390,334	$1,192,139	$851,207	$781,317	$1,962,061	$867,162
Portfolio turnover rate I	6 % H	8%	11%	12%	21%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2055 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.41	$17.36	$19.06	$18.53	$12.61	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.05	.40	.34	.35	.27	.29
Net realized and unrealized gain (loss)	1.76	3.03	(1.71)	.58	5.99	(1.33)
Total from investment operations	1.81	3.43	(1.37)	.93	6.26	(1.04)
Distributions from net investment income	(.01)	(.38)	(.32)	(.33)	(.25)	(.27)
Distributions from net realized gain	-	-	(.01)	(.08)	(.09)	(1.42)
Total distributions	(.01)	(.38)	(.33)	(.40) C	(.34)	(1.69)
Net asset value, end of period	$22.21	$20.41	$17.36	$19.06	$18.53	$12.61
Total Return D,E	8.88%	19.88%	(7.07)%	4.92%	49.87%	(8.85)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.48% H	2.20%	2.03%	1.79%	1.63%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$9,172,487	$8,010,495	$5,604,999	$4,444,575	$1,659,777	$713,027
Portfolio turnover rate I	6 % H	8%	11%	12%	21%	74%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2055 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$20.40	$17.35	$19.06	$18.52	$14.66
Income from Investment Operations
Net investment income (loss) B,C	.05	.41	.34	.35	.39
Net realized and unrealized gain (loss)	1.76	3.02	(1.71)	.60	3.77
Total from investment operations	1.81	3.43	(1.37)	.95	4.16
Distributions from net investment income	(.01)	(.38)	(.32)	(.33)	(.25)
Distributions from net realized gain	-	-	(.01)	(.08)	(.05)
Total distributions	(.01)	(.38)	(.34) D	(.41)	(.30)
Net asset value, end of period	$22.20	$20.40	$17.35	$19.06	$18.52
Total Return E,F	8.89%	19.91%	(7.10)%	4.99%	28.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	.51% I	2.22%	2.05%	1.81%	2.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,885,934	$3,210,715	$1,853,562	$1,183,840	$463,953
Portfolio turnover rate J	6 % I	8%	11%	12%	21%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2055 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$21.45
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.75
Total from investment operations	.76
Net asset value, end of period	$22.21
Total Return D,E	8.89%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	6 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2060 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $3,106,978,350)	230,906,777	4,359,519,951

International Equity Funds - 35.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,441,890,431)	182,950,199	2,886,954,140

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	34,723,505	320,845,188
Fidelity Series International Developed Markets Bond Index Fund (a)	8,907,560	79,010,056
Fidelity Series Long-Term Treasury Bond Index Fund (a)	68,431,739	401,694,308
TOTAL BOND FUNDS (Cost $845,709,308)		801,549,552

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,394,578,089)	8,048,023,643
NET OTHER ASSETS (LIABILITIES) - 0.0%	(367,893)
NET ASSETS - 100.0%	8,047,655,750

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	292,450	292,450	88	-	-	-	0.0%
Total	-	292,450	292,450	88	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	265,106,657	46,287,290	1,148,209	5,230,042	3,824	10,595,626	320,845,188
Fidelity Series Global ex U.S. Index Fund	2,398,563,855	330,767,564	72,288,005	-	(1,026,830)	230,937,556	2,886,954,140
Fidelity Series International Developed Markets Bond Index Fund	64,806,910	13,136,831	342,801	986,985	(1,009)	1,410,125	79,010,056
Fidelity Series Long-Term Treasury Bond Index Fund	331,359,886	57,622,862	4,788,767	6,352,227	(22,846)	17,523,173	401,694,308
Fidelity Series Total Market Index Fund	3,603,870,830	484,983,722	94,974,368	7,375,924	818,671	364,821,096	4,359,519,951
	6,663,708,138	932,798,269	173,542,150	19,945,178	(228,190)	625,287,576	8,048,023,643

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,359,519,951	4,359,519,951	-	-

International Equity Funds	2,886,954,140	2,886,954,140	-	-

Bond Funds	801,549,552	801,549,552	-	-
Total Investments in Securities:	8,048,023,643	8,048,023,643	-	-
Fidelity Freedom® Index 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,394,578,089)	$8,048,023,643

Total Investment in Securities (cost $6,394,578,089)		$8,048,023,643
Receivable for investments sold		12,637,580
Receivable for fund shares sold		22,145,917
Total assets		8,082,807,140
Liabilities
Payable for investments purchased	$24,261,252
Payable for fund shares redeemed	10,523,338
Accrued management fee	366,800
Total liabilities		35,151,390
Net Assets		$8,047,655,750
Net Assets consist of:
Paid in capital		$6,444,389,909
Total accumulated earnings (loss)		1,603,265,841
Net Assets		$8,047,655,750

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($851,818,513 ÷ 45,299,628 shares)		$18.80
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($5,110,862,492 ÷ 271,736,681 shares)		$18.81
Premier Class :
Net Asset Value, offering price and redemption price per share ($2,084,967,395 ÷ 110,815,227 shares)		$18.81
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,350 ÷ 391 shares)(a)		$18.81
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$19,945,178
Income from Fidelity Central Funds		88
Total income		19,945,266
Expenses
Management fee	$2,658,113
Independent trustees' fees and expenses	8,805
Total expenses before reductions	2,666,918
Expense reductions	(42)
Total expenses after reductions		2,666,876
Net Investment income (loss)		17,278,390
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(228,190)
Total net realized gain (loss)		(228,190)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	625,287,576
Total change in net unrealized appreciation (depreciation)		625,287,576
Net gain (loss)		625,059,386
Net increase (decrease) in net assets resulting from operations		$642,337,776
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,278,390	$114,571,017
Net realized gain (loss)	(228,190)	(6,138,472)
Change in net unrealized appreciation (depreciation)	625,287,576	908,827,861
Net increase (decrease) in net assets resulting from operations	642,337,776	1,017,260,406
Distributions to shareholders	(3,192,840)	(110,308,157)

Share transactions - net increase (decrease)	745,130,405	1,653,051,416
Total increase (decrease) in net assets	1,384,275,341	2,560,003,665

Net Assets
Beginning of period	6,663,380,409	4,103,376,744
End of period	$8,047,655,750	$6,663,380,409

Financial Highlights
Fidelity Freedom® Index 2060 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.28	$14.69	$16.13	$15.67	$10.65	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.04	.34	.28	.29	.23	.24
Net realized and unrealized gain (loss)	1.49	2.56	(1.45)	.49	5.06	(1.19)
Total from investment operations	1.53	2.90	(1.17)	.78	5.29	(.95)
Distributions from net investment income	(.01)	(.31)	(.26)	(.26)	(.20)	(.21)
Distributions from net realized gain	-	-	(.01)	(.06)	(.07)	(.68)
Total distributions	(.01)	(.31)	(.27)	(.32)	(.27)	(.89)
Net asset value, end of period	$18.80	$17.28	$14.69	$16.13	$15.67	$10.65
Total Return C,D	8.83%	19.85%	(7.13)%	4.87%	49.89%	(8.95)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.12 % G	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12% G	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	.44% G	2.17%	2.00%	1.76%	1.58%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$851,819	$720,817	$490,978	$402,772	$813,216	$323,054
Portfolio turnover rate H	5 % G	7%	12%	12%	24%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2060 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.28	$14.70	$16.14	$15.68	$10.66	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.04	.34	.29	.30	.23	.24
Net realized and unrealized gain (loss)	1.50	2.55	(1.45)	.50	5.07	(1.19)
Total from investment operations	1.54	2.89	(1.16)	.80	5.30	(.95)
Distributions from net investment income	(.01)	(.31)	(.27)	(.27)	(.21)	(.21)
Distributions from net realized gain	-	-	(.01)	(.06)	(.07)	(.68)
Total distributions	(.01)	(.31)	(.28)	(.34) C	(.28)	(.89)
Net asset value, end of period	$18.81	$17.28	$14.70	$16.14	$15.68	$10.66
Total Return D,E	8.90%	19.83%	(7.08)%	4.96%	49.92%	(8.93)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.08 % H	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% H	.08%	.08%	.08%	.08%	.08%
Net investment income (loss)	.48% H	2.21%	2.04%	1.80%	1.62%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$5,110,862	$4,286,335	$2,743,603	$1,938,419	$633,265	$241,263
Portfolio turnover rate I	5 % H	7%	12%	12%	24%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2060 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$17.29	$14.70	$16.14	$15.69	$12.41
Income from Investment Operations
Net investment income (loss) B,C	.04	.35	.29	.30	.32
Net realized and unrealized gain (loss)	1.49	2.56	(1.45)	.49	3.21
Total from investment operations	1.53	2.91	(1.16)	.79	3.53
Distributions from net investment income	(.01)	(.32)	(.27)	(.27)	(.21)
Distributions from net realized gain	-	-	(.01)	(.06)	(.04)
Total distributions	(.01)	(.32)	(.28)	(.34) D	(.25)
Net asset value, end of period	$18.81	$17.29	$14.70	$16.14	$15.69
Total Return E,F	8.85%	19.92%	(7.06)%	4.91%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	.50% I	2.23%	2.06%	1.82%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,084,967	$1,656,229	$868,796	$506,652	$183,530
Portfolio turnover rate J	5 % I	7%	12%	12%	24%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2060 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$18.17
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.63
Total from investment operations	.64
Net asset value, end of period	$18.81
Total Return D,E	8.85%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	5 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2065 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $1,002,536,679)	69,238,926	1,307,230,933

International Equity Funds - 35.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $745,870,264)	54,858,487	865,666,930

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	10,412,232	96,209,024
Fidelity Series International Developed Markets Bond Index Fund (a)	2,671,413	23,695,433
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,517,123	120,435,514
TOTAL BOND FUNDS (Cost $244,406,839)		240,339,971

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,992,813,782)	2,413,237,834
NET OTHER ASSETS (LIABILITIES) - 0.0%	(106,972)
NET ASSETS - 100.0%	2,413,130,862

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	563,609	563,609	112	-	-	-	0.0%
Total	-	563,609	563,609	112	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	72,524,487	20,711,526	176,443	1,505,394	2,155	3,147,299	96,209,024
Fidelity Series Global ex U.S. Index Fund	656,427,920	159,146,889	17,636,901	-	195,886	67,533,136	865,666,930
Fidelity Series International Developed Markets Bond Index Fund	17,717,491	5,582,515	44,046	274,036	51	439,422	23,695,433
Fidelity Series Long-Term Treasury Bond Index Fund	90,658,489	25,438,269	915,007	1,827,942	(5,706)	5,259,469	120,435,514
Fidelity Series Total Market Index Fund	986,206,266	235,818,799	22,395,770	2,033,555	(24,227)	107,625,865	1,307,230,933
	1,823,534,653	446,697,998	41,168,167	5,640,927	168,159	184,005,191	2,413,237,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,307,230,933	1,307,230,933	-	-

International Equity Funds	865,666,930	865,666,930	-	-

Bond Funds	240,339,971	240,339,971	-	-
Total Investments in Securities:	2,413,237,834	2,413,237,834	-	-
Fidelity Freedom® Index 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,992,813,782)	$2,413,237,834

Total Investment in Securities (cost $1,992,813,782)		$2,413,237,834
Receivable for investments sold		4,221,764
Receivable for fund shares sold		6,598,177
Distributions receivable from Fidelity Central Funds		49
Total assets		2,424,057,824
Liabilities
Payable for investments purchased	$6,534,166
Payable for fund shares redeemed	4,284,292
Accrued management fee	108,504
Total liabilities		10,926,962
Net Assets		$2,413,130,862
Net Assets consist of:
Paid in capital		$2,002,440,215
Total accumulated earnings (loss)		410,690,647
Net Assets		$2,413,130,862

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($254,243,522 ÷ 16,716,407 shares)		$15.21
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($1,443,113,770 ÷ 94,880,096 shares)		$15.21
Premier Class :
Net Asset Value, offering price and redemption price per share ($715,766,220 ÷ 47,054,845 shares)		$15.21
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,350 ÷ 483 shares)(a)		$15.21
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,640,927
Income from Fidelity Central Funds		112
Total income		5,641,039
Expenses
Management fee	$755,365
Independent trustees' fees and expenses	2,486
Miscellaneous	13
Total expenses before reductions	757,864
Expense reductions	(9)
Total expenses after reductions		757,855
Net Investment income (loss)		4,883,184
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	168,159
Total net realized gain (loss)		168,159
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	184,005,191
Total change in net unrealized appreciation (depreciation)		184,005,191
Net gain (loss)		184,173,350
Net increase (decrease) in net assets resulting from operations		$189,056,534
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,883,184	$29,175,727
Net realized gain (loss)	168,159	(2,244,343)
Change in net unrealized appreciation (depreciation)	184,005,191	235,683,520
Net increase (decrease) in net assets resulting from operations	189,056,534	262,614,904
Distributions to shareholders	(521,059)	(28,087,856)

Share transactions - net increase (decrease)	401,154,090	667,708,998
Total increase (decrease) in net assets	589,689,565	902,236,046

Net Assets
Beginning of period	1,823,441,297	921,205,251
End of period	$2,413,130,862	$1,823,441,297

Financial Highlights
Fidelity Freedom® Index 2065 Fund Investor Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.98	$11.88	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.28	.23	.25	.12	.25
Net realized and unrealized gain (loss)	1.20	2.06	(1.17)	.38	4.15	(1.43)
Total from investment operations	1.23	2.34	(.94)	.63	4.27	(1.18)
Distributions from net investment income	- D	(.24)	(.21)	(.20)	(.15)	(.19)
Distributions from net realized gain	-	-	(.01)	(.04)	(.07)	(.02)
Total distributions	- D	(.24)	(.22)	(.24)	(.22)	(.22) E
Net asset value, end of period	$15.21	$13.98	$11.88	$13.04	$12.65	$8.60
Total Return F,G	8.81%	19.87%	(7.12)%	4.87%	49.88%	(12.24)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.12% J	.12%	.12%	.12%	.12%	.12% J
Expenses net of fee waivers, if any	.12 % J	.12%	.12%	.12%	.12%	.12% J
Expenses net of all reductions	.12% J	.12%	.12%	.12%	.12%	.12% J
Net investment income (loss)	.43% J	2.21%	2.04%	1.88%	1.04%	3.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$254,244	$198,041	$117,042	$74,401	$86,437	$15,363
Portfolio turnover rate K	4 % J	7%	12%	11%	33%	103% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2065 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.98	$11.88	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.28	.24	.26	.12	.25
Net realized and unrealized gain (loss)	1.20	2.07	(1.18)	.38	4.15	(1.43)
Total from investment operations	1.23	2.35	(.94)	.64	4.27	(1.18)
Distributions from net investment income	- D	(.25)	(.22)	(.21)	(.15)	(.19)
Distributions from net realized gain	-	-	(.01)	(.04)	(.07)	(.02)
Total distributions	- D	(.25)	(.22) E	(.25)	(.22)	(.22) E
Net asset value, end of period	$15.21	$13.98	$11.88	$13.04	$12.65	$8.60
Total Return F,G	8.83%	19.92%	(7.08)%	4.95%	49.92%	(12.23)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.08% J	.08%	.08%	.08%	.08%	.08% J
Expenses net of fee waivers, if any	.08 % J	.08%	.08%	.08%	.08%	.08% J
Expenses net of all reductions	.08% J	.08%	.08%	.08%	.08%	.08% J
Net investment income (loss)	.47% J	2.25%	2.08%	1.92%	1.08%	3.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,443,114	$1,107,946	$581,491	$298,536	$66,985	$9,896
Portfolio turnover rate K	4 % J	7%	12%	11%	33%	103% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2065 Fund Premier Class

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.97	$11.88	$13.04	$12.65	$9.99
Income from Investment Operations
Net investment income (loss) B,C	.04	.29	.24	.26	.59
Net realized and unrealized gain (loss)	1.20	2.05	(1.17)	.38	2.25
Total from investment operations	1.24	2.34	(.93)	.64	2.84
Distributions from net investment income	- D	(.25)	(.22)	(.21)	(.15)
Distributions from net realized gain	-	-	(.01)	(.04)	(.03)
Total distributions	- D	(.25)	(.23)	(.25)	(.18)
Net asset value, end of period	$15.21	$13.97	$11.88	$13.04	$12.65
Total Return E,F	8.91%	19.85%	(7.06)%	4.96%	28.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.05 % I	.06%	.06%	.06%	.06% I
Expenses net of all reductions	.05% I	.06%	.06%	.06%	.06% I
Net investment income (loss)	.50% I	2.27%	2.10%	1.94%	6.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$715,766	$517,455	$222,672	$105,651	$29,849
Portfolio turnover rate J	4 % I	7%	12%	11%	33%

AFor the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2065 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$14.69
Income from Investment Operations
Net realized and unrealized gain (loss)	.52
Total from investment operations	.52
Net asset value, end of period	$15.21
Total Return D,E	8.91%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H
Expenses net of fee waivers, if any	.04 % H
Expenses net of all reductions	.04% H
Net investment income (loss)	.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate I	4 % H

AFor the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Freedom® Index 2070 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $1,297,429)	72,257	1,364,217

International Equity Funds - 35.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $854,297)	57,251	903,415

Bond Funds - 9.9%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	10,866	100,406
Fidelity Series International Developed Markets Bond Index Fund (a)	2,792	24,769
Fidelity Series Long-Term Treasury Bond Index Fund (a)	21,385	125,529
TOTAL BOND FUNDS (Cost $247,399)		250,704

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,399,125)	2,518,336
NET OTHER ASSETS (LIABILITIES) - 0.0%	(189)
NET ASSETS - 100.0%	2,518,147

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	500,000	500,000	221	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	-	99,149	-	425	-	1,257	100,406
Fidelity Series Global ex U.S. Index Fund	-	854,598	289	-	(11)	49,117	903,415
Fidelity Series International Developed Markets Bond Index Fund	-	24,412	-	16	-	357	24,769
Fidelity Series Long-Term Treasury Bond Index Fund	-	124,126	292	508	4	1,691	125,529
Fidelity Series Total Market Index Fund	-	1,297,428	-	-	-	66,789	1,364,217
	-	2,399,713	581	949	(7)	119,211	2,518,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,364,217	1,364,217	-	-

International Equity Funds	903,415	903,415	-	-

Bond Funds	250,704	250,704	-	-

Unclassified	-	-	-	-
Total Investments in Securities:	2,518,336	2,518,336	-	-
Fidelity Freedom® Index 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,399,125)	$2,518,336

Total Investment in Securities (cost $2,399,125)		$2,518,336
Receivable for fund shares sold		17,317
Total assets		2,535,653
Liabilities
Payable for investments purchased	$17,317
Accrued management fee	189
Total liabilities		17,506
Net Assets		$2,518,147
Net Assets consist of:
Paid in capital		$2,398,074
Total accumulated earnings (loss)		120,073
Net Assets		$2,518,147

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,025,359 ÷ 189,715 shares)		$10.68
Institutional Premium Class :
Net Asset Value, offering price and redemption price per share ($372,409 ÷ 34,888 shares)		$10.67
Premier Class :
Net Asset Value, offering price and redemption price per share ($113,029 ÷ 10,588 shares)		$10.68
Premier II Class :
Net Asset Value, offering price and redemption price per share ($7,350 ÷ 689 shares)		$10.67
Statement of Operations
For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$949
Income from Fidelity Central Funds		221
Total income		1,170
Expenses
Management fee	$301
Total expenses		301
Net Investment income (loss)		869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7)
Total net realized gain (loss)		(7)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	119,211
Total change in net unrealized appreciation (depreciation)		119,211
Net gain (loss)		119,204
Net increase (decrease) in net assets resulting from operations		$120,073
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$869
Net realized gain (loss)	(7)
Change in net unrealized appreciation (depreciation)	119,211
Net increase (decrease) in net assets resulting from operations	120,073

Share transactions - net increase (decrease)	2,398,074
Total increase (decrease) in net assets	2,518,147

Net Assets
Beginning of period	-
End of period	$2,518,147

Financial Highlights
Fidelity Freedom® Index 2070 Fund Investor Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.67
Total from investment operations	.68
Net asset value, end of period	$10.68
Total Return D	6.80%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.12% G
Expenses net of fee waivers, if any	.12 % G
Expenses net of all reductions	.12% G
Net investment income (loss)	.28% G
Supplemental Data
Net assets, end of period (000 omitted)	$2,025
Portfolio turnover rate H	0 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® Index 2070 Fund Institutional Premium Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.66
Total from investment operations	.67
Net asset value, end of period	$10.67
Total Return D	6.70%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.08% G
Expenses net of fee waivers, if any	.08 % G
Expenses net of all reductions	.08% G
Net investment income (loss)	.32% G
Supplemental Data
Net assets, end of period (000 omitted)	$372
Portfolio turnover rate H	0 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® Index 2070 Fund Premier Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.67
Total from investment operations	.68
Net asset value, end of period	$10.68
Total Return D	6.80%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.05% G
Expenses net of fee waivers, if any	.05 % G
Expenses net of all reductions	.05% G
Net investment income (loss)	.35% G
Supplemental Data
Net assets, end of period (000 omitted)	$113
Portfolio turnover rate H	0 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Freedom® Index 2070 Fund Premier II Class

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31
Income from Investment Operations
Net realized and unrealized gain (loss)	.36
Total from investment operations	.36
Net asset value, end of period	$10.67
Total Return D	3.49%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.04% G
Expenses net of fee waivers, if any	.04 % G
Expenses net of all reductions	.04% G
Net investment income (loss)	.38% G
Supplemental Data
Net assets, end of period (000 omitted)	$7
Portfolio turnover rate H	0 % I

AFor the period August 22, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2024

1. Organization.
Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund and Fidelity Freedom Index 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class, Premier Class shares and Premier Class II shares, each of which has equal rights as to assets and voting privileges. Premier Class II shares commenced sale of shares on August 22, 2024. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	86,383

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Index Income Fund	1,660,537,530	127,801,382	(107,172,000)	20,629,382
Fidelity Freedom Index 2010 Fund	692,746,202	85,059,568	(43,908,436)	41,151,132
Fidelity Freedom Index 2015 Fund	1,884,179,244	305,105,270	(133,701,175)	171,404,095
Fidelity Freedom Index 2020 Fund	6,304,102,746	1,305,268,531	(451,105,896)	854,162,635
Fidelity Freedom Index 2025 Fund	12,578,839,202	2,953,493,685	(831,898,771)	2,121,594,914
Fidelity Freedom Index 2030 Fund	18,546,106,746	4,676,323,474	(946,705,679)	3,729,617,795
Fidelity Freedom Index 2035 Fund	18,399,221,155	5,052,438,803	(591,428,404)	4,461,010,399
Fidelity Freedom Index 2040 Fund	17,866,754,937	5,901,206,549	(361,953,271)	5,539,253,278
Fidelity Freedom Index 2045 Fund	15,800,769,614	5,102,935,823	(273,568,621)	4,829,367,202
Fidelity Freedom Index 2050 Fund	15,155,257,625	4,820,964,168	(247,869,712)	4,573,094,456
Fidelity Freedom Index 2055 Fund	11,376,373,889	3,230,712,525	(157,671,876)	3,073,040,649
Fidelity Freedom Index 2060 Fund	6,462,334,740	1,658,162,934	(72,474,031)	1,585,688,903
Fidelity Freedom Index 2065 Fund	2,007,142,008	419,374,210	(13,278,384)	406,095,826
Fidelity Freedom Index 2070 Fund	2,399,135	120,063	(862)	119,201

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Index Income Fund	(1,549,599)	(2,716,916)	(4,266,515)
Fidelity Freedom Index 2025 Fund	(17,041,378)	-	(17,041,378)
Fidelity Freedom Index 2030 Fund	(7,872,983)	-	(7,872,983)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	146,239,009	133,014,307
Fidelity Freedom Index 2010 Fund	52,060,633	97,124,887
Fidelity Freedom Index 2015 Fund	113,463,788	242,546,766
Fidelity Freedom Index 2020 Fund	293,460,271	841,375,416
Fidelity Freedom Index 2025 Fund	557,807,866	1,212,961,872
Fidelity Freedom Index 2030 Fund	1,107,286,307	1,113,293,926
Fidelity Freedom Index 2035 Fund	1,662,923,898	1,128,297,375
Fidelity Freedom Index 2040 Fund	1,595,057,300	988,114,963
Fidelity Freedom Index 2045 Fund	1,469,745,239	756,650,354
Fidelity Freedom Index 2050 Fund	1,493,808,786	642,851,247
Fidelity Freedom Index 2055 Fund	1,310,990,899	404,064,140
Fidelity Freedom Index 2060 Fund	932,798,269	173,542,150
Fidelity Freedom Index 2065 Fund	446,697,998	41,168,167
Fidelity Freedom Index 2070 Fund	2,399,713	581
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class, Premier Class and Premier II Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08%, .05% and .04% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08%, .05% and .04% of class-level average net assets for Investor Class, Institutional Premium Class, Premier Class and Premier Class II, respectively, with certain exceptions.

Prior to June 1, 2024, each Fund's Premier Class paid a monthly management fee that was based on an annual rate of .06% of class-level average net assets. In addition, each Fund's Premier Class total expenses, including acquired fund fees and expenses, were limited to an annual rate of .06% of class-level average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Index Income Fund	328
Fidelity Freedom Index 2010 Fund	16
Fidelity Freedom Index 2015 Fund	24
Fidelity Freedom Index 2020 Fund	114
Fidelity Freedom Index 2025 Fund	74
Fidelity Freedom Index 2030 Fund	193
Fidelity Freedom Index 2035 Fund	60
Fidelity Freedom Index 2040 Fund	257
Fidelity Freedom Index 2045 Fund	137
Fidelity Freedom Index 2050 Fund	166
Fidelity Freedom Index 2055 Fund	68
Fidelity Freedom Index 2060 Fund	42
Fidelity Freedom Index 2065 Fund	9
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2024 A	Year ended March 31, 2024
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$2,518,655	$5,080,609
Institutional Premium Class	11,489,703	22,994,914
Premier Class	6,629,190	11,933,622
Premier II Class	18	-
Total	$20,637,566	$40,009,145
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$2,224,099	$5,238,982
Institutional Premium Class	6,756,162	16,545,557
Premier Class	1,245,089	2,630,133
Total	$10,225,350	$24,414,672
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$5,633,920	$ 11,487,593
Institutional Premium Class	13,656,329	28,825,397
Premier Class	6,924,849	13,722,277
Total	$26,215,098	$54,035,267
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$21,920,303	$32,865,075
Institutional Premium Class	68,958,159	104,180,058
Premier Class	28,434,497	41,337,719
Total	$119,312,959	$178,382,852
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$3,313,286	$49,961,338
Institutional Premium Class	14,071,614	205,356,816
Premier Class	6,025,742	81,330,568
Total	$23,410,642	$336,648,722
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$4,518,400	$58,497,902
Institutional Premium Class	23,235,428	286,637,233
Premier Class	9,259,566	105,353,845
Total	$37,013,394	$450,488,980
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$6,256,300	$48,683,638
Institutional Premium Class	32,133,655	251,394,116
Premier Class	14,183,684	104,266,494
Total	$52,573,639	$404,344,248
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$3,178,214	$39,781,756
Institutional Premium Class	19,573,914	242,914,725
Premier Class	8,668,160	99,855,733
Total	$31,420,288	$382,552,214
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$730,742	$30,354,660
Institutional Premium Class	5,500,312	203,994,320
Premier Class	2,788,230	90,428,682
Total	$9,019,284	$324,777,662
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$740,307	$27,987,484
Institutional Premium Class	5,722,068	193,697,735
Premier Class	2,796,896	83,947,132
Total	$9,259,271	$305,632,351
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$536,059	$19,825,810
Institutional Premium Class	4,377,314	139,282,979
Premier Class	1,949,415	54,141,754
Total	$6,862,788	$213,250,543
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$257,522	$11,679,759
Institutional Premium Class	2,035,566	71,580,626
Premier Class	899,752	27,047,772
Total	$3,192,840	$110,308,157
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$30,042	$3,057,730
Institutional Premium Class	333,143	17,150,501
Premier Class	157,874	7,879,625
Total	$521,059	$28,087,856

A Distributions for Premier II Class are for the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2024 A	Year ended March 31, 2024	Six months ended September 30, 2024 A	Year ended March 31, 2024
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	1,482,492	2,423,212	$17,418,669	$27,478,003
Issued in exchange for the shares of the Acquired Fund(s)	3,242,029	-	37,931,674	-
Reinvestment of distributions	195,174	401,819	2,288,428	4,572,486
Shares redeemed	(1,904,976)	(4,492,033)	(22,321,688)	(50,595,785)
Net increase (decrease)	3,014,719	(1,667,002)	$35,317,083	$(18,545,296)
Institutional Premium Class
Shares sold	8,783,526	22,608,551	$102,939,954	$255,725,418
Issued in exchange for the shares of the Acquired Fund(s)	12,160,763	-	142,037,855	-
Reinvestment of distributions	977,044	2,010,553	11,432,345	22,850,837
Shares redeemed	(12,937,586)	(21,288,945)	(151,423,202)	(240,750,089)
Net increase (decrease)	8,983,747	3,330,159	$104,986,952	$37,826,166
Premier Class
Shares sold	9,589,215	10,282,109	$111,871,587	$116,410,962
Issued in exchange for the shares of the Acquired Fund(s)	1,971,359	-	23,005,757	-
Reinvestment of distributions	567,037	1,049,955	6,628,380	11,932,113
Shares redeemed	(5,622,053)	(7,123,924)	(65,862,944)	(80,692,134)
Net increase (decrease)	6,505,558	4,208,140	$75,642,780	$47,650,941
Premier II Class
Shares sold	647	-	$7,700	$ -
Reinvestment of distributions	2	-	18	-
Net increase (decrease)	649	-	$7,718	$ -
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	369,928	872,059	$4,864,677	$11,076,114
Reinvestment of distributions	161,225	379,614	2,054,010	4,839,703
Shares redeemed	(1,434,165)	(2,801,027)	(18,718,813)	(35,265,909)
Net increase (decrease)	(903,012)	(1,549,354)	$(11,800,126)	$(19,350,092)
Institutional Premium Class
Shares sold	3,676,314	8,418,535	$47,980,203	$105,703,372
Reinvestment of distributions	529,574	1,295,323	6,741,480	16,514,116
Shares redeemed	(7,146,620)	(11,808,409)	(93,048,077)	(148,834,742)
Net increase (decrease)	(2,940,732)	(2,094,551)	$(38,326,394)	$(26,617,254)
Premier Class
Shares sold	2,008,633	2,110,508	$26,038,989	$26,564,620
Reinvestment of distributions	97,806	206,423	1,245,076	2,630,103
Shares redeemed	(1,608,699)	(1,374,951)	(20,899,395)	(17,370,948)
Net increase (decrease)	497,740	941,980	$6,384,670	$11,823,775
Premier II Class
Shares sold	533	-	$7,100	$ -
Net increase (decrease)	533	-	$7,100	$ -
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	1,045,406	1,609,248	$15,138,229	$22,264,598
Reinvestment of distributions	370,228	758,374	5,242,421	10,662,949
Shares redeemed	(3,249,233)	(6,349,154)	(47,075,482)	(87,467,159)
Net increase (decrease)	(1,833,599)	(3,981,532)	$(26,694,832)	$(54,539,612)
Institutional Premium Class
Shares sold	7,347,532	14,412,961	$106,089,131	$198,064,531
Reinvestment of distributions	963,915	2,049,650	13,629,751	28,778,349
Shares redeemed	(14,129,113)	(26,846,838)	(205,184,384)	(370,236,697)
Net increase (decrease)	(5,817,666)	(10,384,227)	$(85,465,502)	$(143,393,817)
Premier Class
Shares sold	3,704,573	6,816,933	$53,642,662	$93,903,104
Reinvestment of distributions	489,723	977,958	6,924,686	13,721,961
Shares redeemed	(5,071,844)	(8,199,422)	(73,260,307)	(112,628,294)
Net increase (decrease)	(877,548)	(404,531)	$(12,692,959)	$(5,003,229)
Premier II Class
Shares sold	479	-	$7,100	$ -
Net increase (decrease)	479	-	$7,100	$ -
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	2,381,973	7,407,488	$38,519,185	$112,256,055
Reinvestment of distributions	1,268,970	1,907,285	19,872,076	29,615,219
Shares redeemed	(8,759,488)	(23,172,722)	(140,532,567)	(351,268,267)
Net increase (decrease)	(5,108,545)	(13,857,949)	$(82,141,306)	$(209,396,993)
Institutional Premium Class
Shares sold	22,080,810	55,126,074	$353,607,667	$833,552,290
Reinvestment of distributions	4,392,963	6,695,744	68,705,585	103,824,944
Shares redeemed	(50,150,998)	(90,106,669)	(805,234,598)	(1,366,968,232)
Net increase (decrease)	(23,677,225)	(28,284,851)	$(382,921,346)	$(429,590,998)
Premier Class
Shares sold	9,416,718	21,983,309	$150,976,079	$333,114,877
Reinvestment of distributions	1,817,804	2,666,743	28,430,457	41,330,975
Shares redeemed	(13,017,271)	(21,696,583)	(209,007,711)	(329,472,170)
Net increase (decrease)	(1,782,749)	2,953,469	$(29,601,175)	$44,973,682
Premier II Class
Shares sold	432	-	$7,100	$ -
Net increase (decrease)	432	-	$7,100	$ -
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	7,550,612	17,437,842	$141,195,754	$300,775,837
Reinvestment of distributions	165,944	2,568,299	3,025,153	45,465,217
Shares redeemed	(15,625,562)	(34,467,894)	(291,810,179)	(593,557,993)
Net increase (decrease)	(7,909,006)	(14,461,753)	$(147,589,272)	$(247,316,939)
Institutional Premium Class
Shares sold	49,921,877	126,464,214	$929,252,549	$2,177,941,120
Reinvestment of distributions	769,168	11,566,993	14,014,207	204,656,583
Shares redeemed	(81,151,814)	(145,191,084)	(1,512,127,210)	(2,512,249,808)
Net increase (decrease)	(30,460,769)	(7,159,877)	$(568,860,454)	$(129,652,105)
Premier Class
Shares sold	21,994,257	49,486,703	$409,903,519	$853,441,093
Reinvestment of distributions	330,884	4,598,451	6,025,393	81,323,047
Shares redeemed	(23,942,112)	(34,813,946)	(445,649,727)	(603,216,977)
Net increase (decrease)	(1,616,971)	19,271,208	$(29,720,815)	$331,547,163
Premier II Class
Shares sold	370	-	$7,100	$ -
Net increase (decrease)	370	-	$7,100	$ -
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	12,338,682	25,763,089	$247,783,975	$474,106,569
Reinvestment of distributions	212,476	2,845,495	4,162,398	53,771,155
Shares redeemed	(14,621,100)	(31,632,522)	(292,982,954)	(580,919,130)
Net increase (decrease)	(2,069,942)	(3,023,938)	$(41,036,581)	$(53,041,406)
Institutional Premium Class
Shares sold	71,624,846	173,638,074	$1,431,503,502	$3,187,629,461
Reinvestment of distributions	1,181,777	15,122,447	23,139,185	285,610,683
Shares redeemed	(86,037,524)	(157,696,207)	(1,720,981,860)	(2,913,342,419)
Net increase (decrease)	(13,230,901)	31,064,314	$(266,339,173)	$559,897,725
Premier Class
Shares sold	33,319,514	73,957,838	$667,653,656	$1,359,216,261
Reinvestment of distributions	473,048	5,578,546	9,257,551	105,329,251
Shares redeemed	(24,517,007)	(32,167,375)	(490,132,741)	(594,909,188)
Net increase (decrease)	9,275,555	47,369,009	$186,778,466	$869,636,324
Premier II Class
Shares sold	344	-	$7,100	$ -
Net increase (decrease)	344	-	$7,100	$ -
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	13,646,645	28,186,367	$313,789,249	$588,517,043
Reinvestment of distributions	258,182	2,092,815	5,806,523	44,967,248
Shares redeemed	(11,286,675)	(20,371,841)	(259,583,165)	(424,282,667)
Net increase (decrease)	2,618,152	9,907,341	$60,012,607	$209,201,624
Institutional Premium Class
Shares sold	67,886,212	160,202,641	$1,560,315,487	$3,330,872,540
Reinvestment of distributions	1,424,485	11,674,573	32,022,423	250,673,011
Shares redeemed	(65,010,473)	(120,486,267)	(1,493,081,536)	(2,522,627,799)
Net increase (decrease)	4,300,224	51,390,947	$99,256,374	$1,058,917,752
Premier Class
Shares sold	32,280,575	69,719,435	$742,056,232	$1,451,859,697
Reinvestment of distributions	630,742	4,853,345	14,179,084	104,227,255
Shares redeemed	(19,536,432)	(24,572,668)	(449,531,410)	(517,391,593)
Net increase (decrease)	13,374,885	50,000,112	$306,703,906	$1,038,695,359
Premier II Class
Shares sold	300	-	$7,100	$ -
Net increase (decrease)	300	-	$7,100	$ -
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	11,261,838	21,513,881	$271,201,088	$462,561,368
Reinvestment of distributions	124,612	1,638,725	2,935,859	36,440,748
Shares redeemed	(7,743,726)	(14,841,117)	(186,459,160)	(317,972,570)
Net increase (decrease)	3,642,724	8,311,489	$87,677,787	$181,029,546
Institutional Premium Class
Shares sold	64,929,394	152,995,212	$1,561,508,865	$3,272,051,663
Reinvestment of distributions	829,085	10,906,222	19,516,651	242,223,545
Shares redeemed	(60,207,463)	(114,189,793)	(1,446,511,784)	(2,465,700,533)
Net increase (decrease)	5,551,016	49,711,641	$134,513,732	$1,048,574,675
Premier Class
Shares sold	30,548,766	68,271,222	$734,546,168	$1,463,773,305
Reinvestment of distributions	368,323	4,497,100	8,666,649	99,834,181
Shares redeemed	(16,656,324)	(21,891,478)	(400,865,554)	(475,401,265)
Net increase (decrease)	14,260,765	50,876,844	$342,347,263	$1,088,206,221
Premier II Class
Shares sold	286	-	$7,100	$ -
Net increase (decrease)	286	-	$7,100	$ -
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	9,828,025	17,859,535	$247,604,015	$400,783,008
Reinvestment of distributions	27,265	1,197,457	673,727	27,793,509
Shares redeemed	(5,735,685)	(10,988,900)	(145,144,578)	(244,291,917)
Net increase (decrease)	4,119,605	8,068,092	$103,133,164	$184,284,600
Institutional Premium Class
Shares sold	59,421,528	137,363,435	$1,499,300,207	$3,063,668,801
Reinvestment of distributions	222,044	8,772,820	5,484,472	203,457,804
Shares redeemed	(51,802,281)	(96,031,905)	(1,303,640,119)	(2,162,269,628)
Net increase (decrease)	7,841,291	50,104,350	$201,144,560	$1,104,856,977
Premier Class
Shares sold	29,329,672	64,806,439	$740,024,027	$1,447,270,154
Reinvestment of distributions	112,863	3,900,175	2,787,716	90,408,904
Shares redeemed	(14,684,339)	(18,420,107)	(371,551,191)	(416,867,544)
Net increase (decrease)	14,758,196	50,286,507	$371,260,552	$1,120,811,514
Premier II Class
Shares sold	273	-	$7,100	$ -
Net increase (decrease)	273	-	$7,100	$ -
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	8,376,499	16,934,089	$211,691,547	$379,963,374
Reinvestment of distributions	27,583	1,103,229	683,243	25,661,854
Shares redeemed	(4,531,337)	(9,677,336)	(114,740,012)	(215,702,295)
Net increase (decrease)	3,872,745	8,359,982	$97,634,778	$189,922,933
Institutional Premium Class
Shares sold	60,375,042	138,934,931	$1,525,232,000	$3,103,594,226
Reinvestment of distributions	230,727	8,317,985	5,708,196	193,244,222
Shares redeemed	(48,332,438)	(91,160,990)	(1,217,694,002)	(2,053,336,539)
Net increase (decrease)	12,273,331	56,091,926	$313,246,194	$1,243,501,909
Premier Class
Shares sold	29,296,043	64,070,911	$739,673,531	$1,432,363,024
Reinvestment of distributions	113,025	3,614,106	2,796,239	83,923,957
Shares redeemed	(13,333,307)	(18,086,048)	(337,393,318)	(410,354,269)
Net increase (decrease)	16,075,761	49,598,969	$405,076,452	$1,105,932,712
Premier II Class
Shares sold	272	-	$7,100	$ -
Net increase (decrease)	272	-	$7,100	$ -
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	8,077,398	16,874,445	$167,838,797	$311,539,265
Reinvestment of distributions	24,031	939,093	489,051	17,955,839
Shares redeemed	(3,895,583)	(8,443,601)	(80,917,834)	(154,577,337)
Net increase (decrease)	4,205,846	9,369,937	$87,410,014	$174,917,767
Institutional Premium Class
Shares sold	64,775,452	147,245,507	$1,346,198,249	$2,707,844,820
Reinvestment of distributions	214,486	7,269,650	4,366,933	138,975,953
Shares redeemed	(44,430,030)	(84,952,857)	(922,205,688)	(1,571,917,793)
Net increase (decrease)	20,559,908	69,562,300	$428,359,494	$1,274,902,980
Premier Class
Shares sold	29,428,217	63,400,296	$611,590,817	$1,165,364,621
Reinvestment of distributions	95,783	2,833,242	1,949,180	54,133,517
Shares redeemed	(11,858,470)	(15,689,300)	(247,435,954)	(292,747,129)
Net increase (decrease)	17,665,530	50,544,238	$366,104,043	$926,751,009
Premier II Class
Shares sold	331	-	$7,100	$ -
Net increase (decrease)	331	-	$7,100	$ -
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	6,625,541	13,870,645	$116,565,199	$216,910,580
Reinvestment of distributions	13,358	637,739	230,426	10,337,742
Shares redeemed	(3,047,676)	(6,216,873)	(53,684,312)	(96,609,036)
Net increase (decrease)	3,591,223	8,291,511	$63,111,313	$130,639,286
Institutional Premium Class
Shares sold	52,391,564	113,699,695	$922,257,311	$1,770,665,080
Reinvestment of distributions	117,708	4,409,129	2,030,462	71,413,570
Shares redeemed	(28,759,392)	(56,813,027)	(506,260,068)	(889,844,055)
Net increase (decrease)	23,749,880	61,295,797	$418,027,705	$952,234,595
Premier Class
Shares sold	21,888,989	45,297,012	$385,578,622	$705,840,102
Reinvestment of distributions	52,151	1,669,812	899,610	27,042,853
Shares redeemed	(6,920,548)	(10,274,574)	(122,493,945)	(162,705,420)
Net increase (decrease)	15,020,592	36,692,250	$263,984,287	$570,177,535
Premier II Class
Shares sold	391	-	$7,100	$ -
Net increase (decrease)	391	-	$7,100	$ -
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	3,753,450	6,885,431	$53,413,407	$87,096,328
Reinvestment of distributions	1,879	201,446	26,213	2,639,166
Shares redeemed	(1,209,500)	(2,769,686)	(17,296,490)	(34,790,693)
Net increase (decrease)	2,545,829	4,317,191	$36,143,130	$54,944,801
Institutional Premium Class
Shares sold	27,194,829	49,781,838	$387,622,067	$628,420,862
Reinvestment of distributions	23,790	1,304,079	331,868	17,080,713
Shares redeemed	(11,617,337)	(20,762,044)	(165,856,505)	(263,098,207)
Net increase (decrease)	15,601,282	30,323,873	$222,097,430	$382,403,368
Premier Class
Shares sold	13,555,358	21,953,654	$193,548,886	$277,266,410
Reinvestment of distributions	11,312	601,239	157,809	7,876,093
Shares redeemed	(3,539,613)	(4,275,169)	(50,800,265)	(54,781,674)
Net increase (decrease)	10,027,057	18,279,724	$142,906,430	$230,360,829
Premier II Class
Shares sold	483	-	$7,100	$ -
Net increase (decrease)	483	-	$7,100	$ -
Fidelity Freedom Index 2070 Fund B
Investor Class
Shares sold	192,411	-	$1,963,646	$ -
Shares redeemed	(2,696)	-	(27,679)	-
Net increase (decrease)	189,715	-	$1,935,967	$ -
Institutional Premium Class
Shares sold	34,942	-	$349,538	$ -
Shares redeemed	(54)	-	(553)	-
Net increase (decrease)	34,888	-	$348,985	$ -
Premier Class
Shares sold	10,588	-	$106,022	$ -
Net increase (decrease)	10,588	-	$106,022	$ -
Premier II Class
Shares sold	689	-	$7,100	$ -
Net increase (decrease)	689	-	$7,100	$ -

A Share transactions for Premier II Class are for the period August 22, 2024 (commencement of sale of shares) through September 30, 2024.
B For the period June 28, 2024 (commencement of operations) through September 30, 2024.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Freedom Index 2070 Fund	22%

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index Income Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund	Fidelity Freedom Index 2055 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	12%	10%	-%	-%	-%	-%	-%
Fidelity Series Bond Index Fund	-%	-%	16%	22%	18%	-%	-%	-%	-%
Fidelity Series Global ex U.S. Index Fund	-%	-%	-%	11%	13%	16%	15%	14%	10%
Fidelity Series Total Market Index Fund	-%	-%	-%	11%	13%	16%	15%	14%	10%
Fidelity Series Treasury Bill Index Fund	12%	12%	-%	-%	-%	-%	-%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	30%
Fidelity Series Bond Index Fund	90%
Fidelity Series Global ex U.S. Index Fund	95%
Fidelity Series International Developed Markets Bond Index Fund	40%
Fidelity Series Long-Term Treasury Bond Index Fund	38%
Fidelity Series Total Market Index Fund	95%
Fidelity Series Treasury Bill Index Fund	35%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Reorganization Information.
On June 14, 2024, Fidelity Freedom Index Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Index 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Index Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Freedom Index Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Freedom Index Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Freedom Index Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom Index 2005 Fund	202,776,090	(3,441,542)
Investor Class			37,931,674	3,242,029	1.085367521
Premier Class			23,005,757	1,971,359	1.086958012
Institutional Premium Class			142,037,855	12,160,763	1.086635274

Acquiring Fund	Net Assets $	Total net assets after acquisition
Fidelity Freedom Index Income Fund	1,439,722,914	1,642,698,200

Pro forma results of operations of the combined entity for the entire period ended September 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment (loss)	$21,961,986
Total net realized gain (loss)	3,405,946
Total change in net unrealized appreciation (depreciation)	61,979,269
Net Increase (decrease) in net assets resulting from operations	$87,347,201

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Freedom Index income Fund accompanying Statement of Operations since June 14, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Index 2070 Fund

At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed class-level management fee rates rank above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees that cover expenses for services beyond portfolio management.
The Board also considered that the projected total net expense ratio (including acquired fund fees and expenses) of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such difference is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.
The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.
These contractual arrangements may not be amended to increase the fees or expenses payable by the fund except by a vote of a majority of the Board of Trustees of the fund.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Index Income Fund
Fidelity Freedom Index 2010 Fund
Fidelity Freedom Index 2015 Fund
Fidelity Freedom Index 2020 Fund
Fidelity Freedom Index 2025 Fund
Fidelity Freedom Index 2030 Fund
Fidelity Freedom Index 2035 Fund
Fidelity Freedom Index 2040 Fund
Fidelity Freedom Index 2045 Fund
Fidelity Freedom Index 2055 Fund
Fidelity Freedom Index 2060 Fund
Fidelity Freedom Index 2065 Fund
Fidelity Freedom Index 2070 Fund

At its May 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund to decrease the management fees of Premier Class of the fund paid to Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, by 1 basis point, effective June 1, 2024, and to add the fee schedule for the new Premier Class II of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its September 2023 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its May 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to Premier Class and Premier II Class of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its September 2023 meeting that the current management fee and total expenses of Premier Class are fair and reasonable in light of the services that the class receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate for Premier Class is lower by 1 basis point than the current management fee rate. The Board also considered that FMR will retain its obligation to pay all operating expenses, with certain limited exceptions, under the management contract.
The Board considered the proposed class-level management fee rate of the new Premier II Class for the fund out of which FMR will pay all operating expenses of the fund, with certain limited exceptions. In reviewing the Amended Contract, the Board also considered the projected total expense ratio of the new Premier II Class of the fund. The Board noted that the proposed class-level management fee for the new Premier II Class of the fund ranks below median of its competitor funds. The Board also considered that the projected total net expense ratio (including acquired fees and expenses) of the new Premier II Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expense related to the management of the fund's assets, which do not vary by class.
The Board also considered that the proposed contractual arrangements for Premier II Class of the fund oblige FMR to pay all "class-level" expenses to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Premier II Class of the fund except by a vote of a majority of the Board of Trustees of the fund.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of Premier Class of the fund continue to be fair and reasonable in light of the services that the class receives and the other factors considered. The Board also concluded that the management fee and the projected total expense ratio of the new Premier II Class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2023 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fee for Premier Class of the fund was being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the reduced management fee rate for Premier Class of the fund.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2023 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract. In connection with the approval of the reduced management fee rate for Premier Class of the fund, the Board did not consider economies of scale because the proposed fee arrangement lowers Premier Class's management fee.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for Premier Class and Premier II Class is fair and reasonable, and that the fund's Amended Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Index Income Fund
Fidelity Freedom Index 2010 Fund
Fidelity Freedom Index 2015 Fund
Fidelity Freedom Index 2020 Fund
Fidelity Freedom Index 2025 Fund
Fidelity Freedom Index 2030 Fund
Fidelity Freedom Index 2035 Fund
Fidelity Freedom Index 2040 Fund
Fidelity Freedom Index 2045 Fund
Fidelity Freedom Index 2050 Fund
Fidelity Freedom Index 2055 Fund
Fidelity Freedom Index 2060 Fund
Fidelity Freedom Index 2065 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Institutional Premium Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Institutional Premium Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Institutional Premium Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Institutional Premium Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the management fee of each fund ranked below the competitive median of the mapped group for 2023 and the management fee of each fund ranked below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expenses of Institutional Premium Class of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are passively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each of Investor Class, Institutional Premium Class, and Premier Class of each fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: 0.12%, 0.08%, and 0.06%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.899267.114
FRX-SANN-1124
Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Income Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund
Fidelity Flex® Freedom Blend 2070 Fund

Semi-Annual Report
September 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Freedom Blend Income Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund
Fidelity Flex® Freedom Blend 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Freedom Blend Income Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 8.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	4,108	74,840
Fidelity Series Commodity Strategy Fund (a)	100	8,831
Fidelity Series Large Cap Growth Index Fund (a)	2,037	48,513
Fidelity Series Large Cap Stock Fund (a)	1,915	43,900
Fidelity Series Large Cap Value Index Fund (a)	5,316	91,113
Fidelity Series Small Cap Core Fund (a)	1,716	21,344
Fidelity Series Small Cap Opportunities Fund (a)	854	12,970
Fidelity Series Value Discovery Fund (a)	1,906	31,784
TOTAL DOMESTIC EQUITY FUNDS (Cost $256,115)		333,295

International Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,707	28,123
Fidelity Series Emerging Markets Fund (a)	4,342	41,815
Fidelity Series Emerging Markets Opportunities Fund (a)	8,390	168,380
Fidelity Series International Growth Fund (a)	3,493	67,270
Fidelity Series International Index Fund (a)	1,926	25,635
Fidelity Series International Small Cap Fund (a)	3,054	57,295
Fidelity Series International Value Fund (a)	4,992	67,487
Fidelity Series Overseas Fund (a)	4,495	67,297
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $419,127)		523,302

Bond Funds - 72.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	80,897	796,023
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,704	21,553
Fidelity Series Corporate Bond Fund (a)	34,203	327,321
Fidelity Series Emerging Markets Debt Fund (a)	2,499	20,414
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	641	6,171
Fidelity Series Floating Rate High Income Fund (a)	433	3,881
Fidelity Series Government Bond Index Fund (a)	54,498	511,189
Fidelity Series High Income Fund (a)	2,389	20,860
Fidelity Series International Credit Fund (a)	15	124
Fidelity Series International Developed Markets Bond Index Fund (a)	17,360	153,982
Fidelity Series Investment Grade Bond Fund (a)	48,141	495,857
Fidelity Series Investment Grade Securitized Fund (a)	34,624	317,845
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,469	102,543
Fidelity Series Real Estate Income Fund (a)	381	3,845
TOTAL BOND FUNDS (Cost $2,766,981)		2,781,608

Short-Term Funds - 5.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.03% (a)(b)	40,454	40,454
Fidelity Series Short-Term Credit Fund (a)	4,192	42,214
Fidelity Series Treasury Bill Index Fund (a)	12,534	124,716
TOTAL SHORT-TERM FUNDS (Cost $205,712)		207,384

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,647,935)	3,845,589
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100.0%	3,845,593

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	206,464	88,424	37,826	6,566	168	17,727	796,023
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,782	1,404	1,327	219	4	857	21,553
Fidelity Series Blue Chip Growth Fund	20,379	16,324	12,397	6,442	944	(4,382)	74,840
Fidelity Series Canada Fund	6,498	3,363	1,784	-	9	2,480	28,123
Fidelity Series Commodity Strategy Fund	7,304	4,909	24,481	838	(12,924)	10,955	8,831
Fidelity Series Corporate Bond Fund	91,525	21,248	26,042	5,105	70	11,373	327,321
Fidelity Series Emerging Markets Debt Fund	5,404	1,493	1,010	302	14	788	20,414
Fidelity Series Emerging Markets Debt Local Currency Fund	1,743	262	644	-	12	504	6,171
Fidelity Series Emerging Markets Fund	9,961	4,368	4,004	-	114	2,826	41,815
Fidelity Series Emerging Markets Opportunities Fund	39,979	20,551	21,488	-	773	14,228	168,380
Fidelity Series Floating Rate High Income Fund	1,035	464	194	122	(1)	(18)	3,881
Fidelity Series Government Bond Index Fund	133,827	41,365	25,246	5,864	87	14,679	511,189
Fidelity Series Government Money Market Fund 5.03%	12,417	4,082	3,513	760	-	-	40,454
Fidelity Series High Income Fund	5,578	1,554	1,082	449	10	691	20,860
Fidelity Series International Credit Fund	58	2	-	2	-	5	124
Fidelity Series International Developed Markets Bond Index Fund	41,187	11,026	7,450	951	7	3,945	153,982
Fidelity Series International Growth Fund	16,302	7,088	3,807	-	64	3,004	67,270
Fidelity Series International Index Fund	6,172	2,491	1,427	-	24	1,760	25,635
Fidelity Series International Small Cap Fund	15,283	5,206	6,103	-	475	4,455	57,295
Fidelity Series International Value Fund	16,381	6,764	4,693	-	83	5,075	67,487
Fidelity Series Investment Grade Bond Fund	134,690	31,751	28,817	7,314	15	16,059	495,857
Fidelity Series Investment Grade Securitized Fund	88,833	19,801	24,524	4,738	(174)	11,102	317,845
Fidelity Series Large Cap Growth Index Fund	12,919	7,540	9,433	81	775	2,138	48,513
Fidelity Series Large Cap Stock Fund	13,680	4,971	11,004	2,181	1,018	334	43,900
Fidelity Series Large Cap Value Index Fund	24,453	9,089	11,328	-	367	7,708	91,113
Fidelity Series Long-Term Treasury Bond Index Fund	32,744	7,491	14,427	1,238	(1,848)	5,766	102,543
Fidelity Series Overseas Fund	16,341	5,708	3,533	-	66	4,281	67,297
Fidelity Series Real Estate Income Fund	1,004	311	205	75	(2)	151	3,845
Fidelity Series Short-Term Credit Fund	11,458	2,725	1,945	596	10	826	42,214
Fidelity Series Small Cap Core Fund	221	21,106	1,732	6	(5)	1,082	21,344
Fidelity Series Small Cap Opportunities Fund	6,050	7,652	16,404	958	1,816	(795)	12,970
Fidelity Series Treasury Bill Index Fund	36,616	16,128	11,126	2,242	-	243	124,716
Fidelity Series Value Discovery Fund	9,032	2,660	4,995	-	179	2,547	31,784
	1,031,320	379,321	323,991	47,049	(7,850)	142,394	3,845,589

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	333,295	333,295	-	-

International Equity Funds	523,302	523,302	-	-

Bond Funds	2,781,608	2,781,608	-	-

Short-Term Funds	207,384	207,384	-	-
Total Investments in Securities:	3,845,589	3,845,589	-	-
Fidelity Flex® Freedom Blend Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,647,935)	$3,845,589

Total Investment in Securities (cost $3,647,935)		$3,845,589
Receivable for investments sold		11,325
Receivable for fund shares sold		2,923
Total assets		3,859,837
Liabilities
Payable for investments purchased	$14,244
Total liabilities		14,244
Net Assets		$3,845,593
Net Assets consist of:
Paid in capital		$3,780,124
Total accumulated earnings (loss)		65,469
Net Assets		$3,845,593
Net Asset Value, offering price and redemption price per share ($3,845,593 ÷ 388,033 shares)		$9.91
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$38,314
Expenses
Independent trustees' fees and expenses	$3
Total expenses		3
Net Investment income (loss)		38,311
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,850)
Capital gain distributions from underlying funds:
Affiliated issuers	8,735
Total net realized gain (loss)		885
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	142,394
Total change in net unrealized appreciation (depreciation)		142,394
Net gain (loss)		143,279
Net increase (decrease) in net assets resulting from operations		$181,590
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,311	$35,281
Net realized gain (loss)	885	(3,388)
Change in net unrealized appreciation (depreciation)	142,394	32,297
Net increase (decrease) in net assets resulting from operations	181,590	64,190
Distributions to shareholders	(31,044)	(34,758)

Share transactions
Proceeds from sales of shares	458,922	575,972
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	2,626,768	-
Reinvestment of distributions	31,044	34,758
Cost of shares redeemed	(453,012)	(428,762)

Net increase (decrease) in net assets resulting from share transactions	2,663,722	181,968
Total increase (decrease) in net assets	2,814,268	211,400

Net Assets
Beginning of period	1,031,325	819,925
End of period	$3,845,593	$1,031,325

Other Information
Shares
Sold	47,531	62,628
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	275,344	-
Issued in reinvestment of distributions	3,223	3,746
Redeemed	(46,655)	(46,398)
Net increase (decrease)	279,443	19,976

Financial Highlights
Fidelity Flex® Freedom Blend Income Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.50	$9.25	$10.15	$10.72	$9.79	$10.01
Income from Investment Operations
Net investment income (loss) A,B	.14	.32	.35	.28	.14	.23
Net realized and unrealized gain (loss)	.39	.24	(.77)	(.33)	1.11	- C
Total from investment operations	.53	.56	(.42)	(.05)	1.25	.23
Distributions from net investment income	(.12)	(.31)	(.36)	(.28)	(.15)	(.24)
Distributions from net realized gain	-	-	(.12)	(.24)	(.17)	(.21)
Total distributions	(.12)	(.31)	(.48)	(.52)	(.32)	(.45)
Net asset value, end of period	$9.91	$9.50	$9.25	$10.15	$10.72	$9.79
Total Return D	5.64%	6.14%	(4.01)%	(.61)%	12.84%	2.17%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.91% H	3.49%	3.83%	2.62%	1.37%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$3,846	$1,031	$820	$151	$123	$109
Portfolio turnover rate I	25 % H,J	45%	178%	36%	25%	63%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Flex® Freedom Blend 2010 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 12.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	4,225	76,971
Fidelity Series Commodity Strategy Fund (a)	69	6,060
Fidelity Series Large Cap Growth Index Fund (a)	2,095	49,896
Fidelity Series Large Cap Stock Fund (a)	1,969	45,150
Fidelity Series Large Cap Value Index Fund (a)	5,467	93,707
Fidelity Series Small Cap Core Fund (a)	1,750	21,771
Fidelity Series Small Cap Opportunities Fund (a)	883	13,415
Fidelity Series Value Discovery Fund (a)	1,971	32,884
TOTAL DOMESTIC EQUITY FUNDS (Cost $256,730)		339,854

International Equity Funds - 16.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,516	24,981
Fidelity Series Emerging Markets Fund (a)	3,422	32,956
Fidelity Series Emerging Markets Opportunities Fund (a)	6,612	132,704
Fidelity Series International Growth Fund (a)	3,102	59,747
Fidelity Series International Index Fund (a)	1,711	22,769
Fidelity Series International Small Cap Fund (a)	2,095	39,302
Fidelity Series International Value Fund (a)	4,434	59,942
Fidelity Series Overseas Fund (a)	3,993	59,771
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $342,062)		432,172

Bond Funds - 67.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	43,480	427,845
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,781	69,987
Fidelity Series Corporate Bond Fund (a)	21,909	209,674
Fidelity Series Emerging Markets Debt Fund (a)	1,613	13,179
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	525	5,061
Fidelity Series Floating Rate High Income Fund (a)	295	2,650
Fidelity Series Government Bond Index Fund (a)	34,911	327,462
Fidelity Series High Income Fund (a)	1,640	14,313
Fidelity Series International Credit Fund (a)	7	63
Fidelity Series International Developed Markets Bond Index Fund (a)	11,913	105,668
Fidelity Series Investment Grade Bond Fund (a)	30,839	317,637
Fidelity Series Investment Grade Securitized Fund (a)	22,180	203,609
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,837	75,355
Fidelity Series Real Estate Income Fund (a)	261	2,638
TOTAL BOND FUNDS (Cost $1,762,939)		1,775,141

Short-Term Funds - 3.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.03% (a)(b)	18,991	18,991
Fidelity Series Short-Term Credit Fund (a)	1,516	15,263
Fidelity Series Treasury Bill Index Fund (a)	5,744	57,152
TOTAL SHORT-TERM FUNDS (Cost $90,709)		91,406

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,452,440)	2,638,573
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	2,638,576

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	785,961	67,056	436,441	3,689	(20,936)	32,205	427,845
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	152,965	4,693	88,600	776	(17,764)	18,693	69,987
Fidelity Series Blue Chip Growth Fund	162,207	15,817	98,705	6,570	33,448	(35,796)	76,971
Fidelity Series Canada Fund	45,665	5,203	26,884	-	938	59	24,981
Fidelity Series Commodity Strategy Fund	37,165	11,165	41,958	566	(27,631)	27,319	6,060
Fidelity Series Corporate Bond Fund	431,448	18,543	241,411	5,329	(9,564)	10,658	209,674
Fidelity Series Emerging Markets Debt Fund	27,429	1,231	15,646	374	134	31	13,179
Fidelity Series Emerging Markets Debt Local Currency Fund	8,846	204	4,249	-	179	81	5,061
Fidelity Series Emerging Markets Fund	59,793	6,663	36,315	-	1,514	1,301	32,956
Fidelity Series Emerging Markets Opportunities Fund	239,991	26,695	148,994	-	7,239	7,773	132,704
Fidelity Series Floating Rate High Income Fund	5,281	371	2,970	136	24	(56)	2,650
Fidelity Series Government Bond Index Fund	630,859	30,966	336,280	5,993	(21,285)	23,202	327,462
Fidelity Series Government Money Market Fund 5.03%	40,091	3,134	24,234	576	-	-	18,991
Fidelity Series High Income Fund	28,384	1,328	15,604	501	(267)	472	14,313
Fidelity Series International Credit Fund	60	1	-	1	-	2	63
Fidelity Series International Developed Markets Bond Index Fund	209,819	12,237	115,142	2,762	(3,442)	2,196	105,668
Fidelity Series International Growth Fund	114,551	12,334	65,827	-	10,234	(11,545)	59,747
Fidelity Series International Index Fund	43,373	3,877	25,229	-	3,313	(2,565)	22,769
Fidelity Series International Small Cap Fund	77,763	3,499	42,948	-	3,928	(2,940)	39,302
Fidelity Series International Value Fund	115,109	9,901	67,759	-	10,500	(7,809)	59,942
Fidelity Series Investment Grade Bond Fund	634,926	27,606	346,087	7,604	(20,362)	21,554	317,637
Fidelity Series Investment Grade Securitized Fund	418,760	17,495	232,852	4,948	(16,724)	16,930	203,609
Fidelity Series Large Cap Growth Index Fund	102,822	6,488	62,594	83	17,634	(14,454)	49,896
Fidelity Series Large Cap Stock Fund	108,881	6,211	71,390	2,268	13,752	(12,304)	45,150
Fidelity Series Large Cap Value Index Fund	194,637	11,494	114,370	-	8,711	(6,765)	93,707
Fidelity Series Long-Term Treasury Bond Index Fund	177,646	5,770	105,667	1,505	(24,199)	21,805	75,355
Fidelity Series Overseas Fund	114,825	10,261	66,326	-	11,368	(10,357)	59,771
Fidelity Series Real Estate Income Fund	5,110	299	2,859	76	(296)	384	2,638
Fidelity Series Short-Term Credit Fund	34,717	1,387	21,045	358	330	(126)	15,263
Fidelity Series Small Cap Core Fund	1,775	19,764	802	12	(11)	1,045	21,771
Fidelity Series Small Cap Opportunities Fund	48,156	2,755	35,788	977	5,987	(7,695)	13,415
Fidelity Series Treasury Bill Index Fund	116,695	15,568	75,217	1,634	(189)	295	57,152
Fidelity Series Value Discovery Fund	71,893	3,886	43,211	-	933	(617)	32,884
	5,247,603	363,902	3,013,404	46,738	(32,504)	72,976	2,638,573

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	339,854	339,854	-	-

International Equity Funds	432,172	432,172	-	-

Bond Funds	1,775,141	1,775,141	-	-

Short-Term Funds	91,406	91,406	-	-
Total Investments in Securities:	2,638,573	2,638,573	-	-
Fidelity Flex® Freedom Blend 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,452,440)	$2,638,573

Total Investment in Securities (cost $2,452,440)		$2,638,573
Receivable for investments sold		11,490
Receivable for fund shares sold		1,033
Total assets		2,651,096
Liabilities
Payable for investments purchased	$12,520
Total liabilities		12,520
Net Assets		$2,638,576
Net Assets consist of:
Paid in capital		$2,567,862
Total accumulated earnings (loss)		70,714
Net Assets		$2,638,576
Net Asset Value, offering price and redemption price per share ($2,638,576 ÷ 257,881 shares)		$10.23
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$37,791
Expenses
Independent trustees' fees and expenses	$4
Total expenses		4
Net Investment income (loss)		37,787
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(32,504)
Capital gain distributions from underlying funds:
Affiliated issuers	8,947
Total net realized gain (loss)		(23,557)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	72,976
Total change in net unrealized appreciation (depreciation)		72,976
Net gain (loss)		49,419
Net increase (decrease) in net assets resulting from operations		$87,206
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,787	$183,689
Net realized gain (loss)	(23,557)	17,905
Change in net unrealized appreciation (depreciation)	72,976	212,379
Net increase (decrease) in net assets resulting from operations	87,206	413,973
Distributions to shareholders	(28,531)	(182,341)

Share transactions
Proceeds from sales of shares	173,664	272,849
Reinvestment of distributions	28,531	182,341
Cost of shares redeemed	(2,869,912)	(1,263,567)

Net increase (decrease) in net assets resulting from share transactions	(2,667,717)	(808,377)
Total increase (decrease) in net assets	(2,609,042)	(576,745)

Net Assets
Beginning of period	5,247,618	5,824,363
End of period	$2,638,576	$5,247,618

Other Information
Shares
Sold	17,763	28,976
Issued in reinvestment of distributions	2,966	19,094
Redeemed	(300,258)	(133,241)
Net increase (decrease)	(279,529)	(85,171)

Financial Highlights
Fidelity Flex® Freedom Blend 2010 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.76	$9.36	$10.38	$11.06	$9.52	$10.07
Income from Investment Operations
Net investment income (loss) A,B	.13	.31	.39	.30	.15	.24
Net realized and unrealized gain (loss)	.46	.39	(.90)	(.27)	1.82	(.24)
Total from investment operations	.59	.70	(.51)	.03	1.97	- C
Distributions from net investment income	(.12)	(.30)	(.33)	(.30)	(.17)	(.25)
Distributions from net realized gain	-	- C	(.18)	(.41)	(.27)	(.30)
Total distributions	(.12)	(.30)	(.51)	(.71)	(.43) D	(.55)
Net asset value, end of period	$10.23	$9.76	$9.36	$10.38	$11.06	$9.52
Total Return E	6.07%	7.59%	(4.76)%	.02%	20.94%	(.34)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	2.57% I	3.24%	4.27%	2.67%	1.45%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,639	$5,248	$5,824	$135	$131	$108
Portfolio turnover rate J	25 % I	23%	98%	33%	26%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2015 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 18.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	24,668	449,454
Fidelity Series Commodity Strategy Fund (a)	279	24,626
Fidelity Series Large Cap Growth Index Fund (a)	12,231	291,352
Fidelity Series Large Cap Stock Fund (a)	11,498	263,644
Fidelity Series Large Cap Value Index Fund (a)	31,924	547,182
Fidelity Series Small Cap Core Fund (a)	10,246	127,459
Fidelity Series Small Cap Opportunities Fund (a)	5,140	78,081
Fidelity Series Value Discovery Fund (a)	11,475	191,402
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,492,768)		1,973,200

International Equity Funds - 20.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,003	131,883
Fidelity Series Emerging Markets Fund (a)	16,278	156,758
Fidelity Series Emerging Markets Opportunities Fund (a)	31,450	631,206
Fidelity Series International Growth Fund (a)	16,377	315,424
Fidelity Series International Index Fund (a)	9,031	120,207
Fidelity Series International Small Cap Fund (a)	8,574	160,846
Fidelity Series International Value Fund (a)	23,406	316,455
Fidelity Series Overseas Fund (a)	21,079	315,550
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,706,259)		2,148,329

Bond Funds - 61.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	115,737	1,138,855
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	70,835	564,556
Fidelity Series Corporate Bond Fund (a)	81,131	776,421
Fidelity Series Emerging Markets Debt Fund (a)	6,937	56,678
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,813	17,456
Fidelity Series Floating Rate High Income Fund (a)	1,206	10,821
Fidelity Series Government Bond Index Fund (a)	129,273	1,212,580
Fidelity Series High Income Fund (a)	6,663	58,164
Fidelity Series International Credit Fund (a)	8	64
Fidelity Series International Developed Markets Bond Index Fund (a)	48,442	429,677
Fidelity Series Investment Grade Bond Fund (a)	114,194	1,176,200
Fidelity Series Investment Grade Securitized Fund (a)	82,130	753,950
Fidelity Series Long-Term Treasury Bond Index Fund (a)	56,376	330,925
Fidelity Series Real Estate Income Fund (a)	1,062	10,722
TOTAL BOND FUNDS (Cost $6,573,680)		6,537,069

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.03% (a)(b)	12,153	12,153
Fidelity Series Short-Term Credit Fund (a)	937	9,433
Fidelity Series Treasury Bill Index Fund (a)	4,214	41,925
TOTAL SHORT-TERM FUNDS (Cost $63,072)		63,511

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,835,779)	10,722,109
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	10,722,112

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,027,379	188,642	108,031	9,253	(2,639)	33,504	1,138,855
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	605,235	21,227	87,497	6,086	(12,506)	38,097	564,556
Fidelity Series Blue Chip Growth Fund	479,985	78,394	114,817	38,309	27,194	(21,302)	449,454
Fidelity Series Canada Fund	125,778	13,629	16,565	-	255	8,786	131,883
Fidelity Series Commodity Strategy Fund	77,520	24,982	74,795	2,301	(48,374)	45,293	24,626
Fidelity Series Corporate Bond Fund	820,230	47,873	118,762	17,168	(1,921)	29,001	776,421
Fidelity Series Emerging Markets Debt Fund	57,256	3,705	6,375	1,333	48	2,044	56,678
Fidelity Series Emerging Markets Debt Local Currency Fund	18,410	404	2,534	-	76	1,100	17,456
Fidelity Series Emerging Markets Fund	146,786	21,830	25,901	-	498	13,545	156,758
Fidelity Series Emerging Markets Opportunities Fund	589,145	88,090	116,969	-	4,553	66,387	631,206
Fidelity Series Floating Rate High Income Fund	11,016	1,168	1,269	480	(1)	(93)	10,821
Fidelity Series Government Bond Index Fund	1,199,329	105,271	128,200	19,463	(4,277)	40,457	1,212,580
Fidelity Series Government Money Market Fund 5.03%	20,404	5,487	13,738	337	-	-	12,153
Fidelity Series High Income Fund	59,206	4,055	6,839	1,776	(48)	1,790	58,164
Fidelity Series International Credit Fund	60	2	-	1	-	2	64
Fidelity Series International Developed Markets Bond Index Fund	437,723	32,429	46,758	6,372	(785)	7,068	429,677
Fidelity Series International Growth Fund	315,521	36,034	46,121	-	2,527	7,463	315,424
Fidelity Series International Index Fund	119,466	11,221	18,204	-	1,312	6,412	120,207
Fidelity Series International Small Cap Fund	163,296	14,200	27,715	-	2,017	9,048	160,846
Fidelity Series International Value Fund	317,056	30,818	53,409	-	4,875	17,115	316,455
Fidelity Series Investment Grade Bond Fund	1,207,057	78,298	147,454	24,537	(4,108)	42,407	1,176,200
Fidelity Series Investment Grade Securitized Fund	796,110	43,265	111,338	15,931	(3,691)	29,604	753,950
Fidelity Series Large Cap Growth Index Fund	304,264	28,032	72,746	494	12,761	19,041	291,352
Fidelity Series Large Cap Stock Fund	322,186	24,288	97,913	13,288	17,475	(2,392)	263,644
Fidelity Series Large Cap Value Index Fund	575,927	34,802	99,550	-	5,864	30,139	547,182
Fidelity Series Long-Term Treasury Bond Index Fund	396,858	26,933	104,438	5,757	(19,269)	30,841	330,925
Fidelity Series Overseas Fund	316,274	27,252	46,704	-	4,307	14,421	315,550
Fidelity Series Real Estate Income Fund	10,660	745	1,122	317	(84)	523	10,722
Fidelity Series Short-Term Credit Fund	10,493	528	1,790	190	24	178	9,433
Fidelity Series Small Cap Core Fund	5,196	122,445	6,483	33	(54)	6,355	127,459
Fidelity Series Small Cap Opportunities Fund	142,503	10,121	73,771	5,696	14,036	(14,808)	78,081
Fidelity Series Treasury Bill Index Fund	54,609	36,323	49,065	909	(8)	66	41,925
Fidelity Series Value Discovery Fund	212,740	13,159	44,243	-	1,781	7,965	191,402
	10,945,678	1,175,652	1,871,116	170,031	1,838	470,057	10,722,109

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,973,200	1,973,200	-	-

International Equity Funds	2,148,329	2,148,329	-	-

Bond Funds	6,537,069	6,537,069	-	-

Short-Term Funds	63,511	63,511	-	-
Total Investments in Securities:	10,722,109	10,722,109	-	-
Fidelity Flex® Freedom Blend 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,835,779)	$10,722,109

Total Investment in Securities (cost $9,835,779)		$10,722,109
Receivable for investments sold		48,176
Receivable for fund shares sold		2,715
Total assets		10,773,000
Liabilities
Payable for investments purchased	$50,113
Payable for fund shares redeemed	775
Total liabilities		50,888
Net Assets		$10,722,112
Net Assets consist of:
Paid in capital		$9,989,690
Total accumulated earnings (loss)		732,422
Net Assets		$10,722,112
Net Asset Value, offering price and redemption price per share ($10,722,112 ÷ 1,006,663 shares)		$10.65
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$117,815
Expenses
Independent trustees' fees and expenses	$13
Total expenses		13
Net Investment income (loss)		117,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,838
Capital gain distributions from underlying funds:
Affiliated issuers	52,216
Total net realized gain (loss)		54,054
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	470,057
Total change in net unrealized appreciation (depreciation)		470,057
Net gain (loss)		524,111
Net increase (decrease) in net assets resulting from operations		$641,913
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,802	$331,381
Net realized gain (loss)	54,054	74,898
Change in net unrealized appreciation (depreciation)	470,057	565,326
Net increase (decrease) in net assets resulting from operations	641,913	971,605
Distributions to shareholders	(48,680)	(329,206)

Share transactions
Proceeds from sales of shares	396,630	818,797
Reinvestment of distributions	48,680	329,206
Cost of shares redeemed	(1,262,125)	(1,910,253)

Net increase (decrease) in net assets resulting from share transactions	(816,815)	(762,250)
Total increase (decrease) in net assets	(223,582)	(119,851)

Net Assets
Beginning of period	10,945,694	11,065,545
End of period	$10,722,112	$10,945,694

Other Information
Shares
Sold	39,118	85,332
Issued in reinvestment of distributions	4,883	33,751
Redeemed	(126,232)	(198,685)
Net increase (decrease)	(82,231)	(79,602)

Financial Highlights
Fidelity Flex® Freedom Blend 2015 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$9.47	$10.62	$11.29	$9.35	$10.09
Income from Investment Operations
Net investment income (loss) A,B	.11	.29	.38	.31	.16	.24
Net realized and unrealized gain (loss)	.54	.59	(.98)	(.22)	2.27	(.39)
Total from investment operations	.65	.88	(.60)	.09	2.43	(.15)
Distributions from net investment income	(.05)	(.30)	(.37)	(.30)	(.17)	(.25)
Distributions from net realized gain	-	(.01)	(.18)	(.46)	(.31)	(.34)
Total distributions	(.05)	(.30) C	(.55)	(.76)	(.49) C	(.59)
Net asset value, end of period	$10.65	$10.05	$9.47	$10.62	$11.29	$9.35
Total Return D	6.48%	9.41%	(5.53)%	.49%	26.24%	(1.91)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	2.26% H	3.04%	4.09%	2.72%	1.50%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$10,722	$10,946	$11,066	$170	$136	$108
Portfolio turnover rate I	22 % H	24%	93%	32%	26%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2020 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	91,413	1,665,549
Fidelity Series Commodity Strategy Fund (a)	791	69,952
Fidelity Series Large Cap Growth Index Fund (a)	45,326	1,079,664
Fidelity Series Large Cap Stock Fund (a)	42,607	976,986
Fidelity Series Large Cap Value Index Fund (a)	118,303	2,027,707
Fidelity Series Small Cap Core Fund (a)	38,211	475,341
Fidelity Series Small Cap Opportunities Fund (a)	18,992	288,496
Fidelity Series Value Discovery Fund (a)	42,392	707,104
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,484,786)		7,290,799

International Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	27,985	461,201
Fidelity Series Emerging Markets Fund (a)	52,972	510,123
Fidelity Series Emerging Markets Opportunities Fund (a)	102,343	2,054,027
Fidelity Series International Growth Fund (a)	57,271	1,103,043
Fidelity Series International Index Fund (a)	31,583	420,368
Fidelity Series International Small Cap Fund (a)	24,355	456,893
Fidelity Series International Value Fund (a)	81,853	1,106,649
Fidelity Series Overseas Fund (a)	73,713	1,103,482
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,708,169)		7,215,786

Bond Funds - 52.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	155,258	1,527,738
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	301,051	2,399,374
Fidelity Series Corporate Bond Fund (a)	182,926	1,750,606
Fidelity Series Emerging Markets Debt Fund (a)	19,736	161,244
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,124	49,340
Fidelity Series Floating Rate High Income Fund (a)	3,427	30,738
Fidelity Series Government Bond Index Fund (a)	291,473	2,734,020
Fidelity Series High Income Fund (a)	18,925	165,219
Fidelity Series International Credit Fund (a)	9	78
Fidelity Series International Developed Markets Bond Index Fund (a)	137,613	1,220,624
Fidelity Series Investment Grade Bond Fund (a)	257,475	2,651,991
Fidelity Series Investment Grade Securitized Fund (a)	185,179	1,699,939
Fidelity Series Long-Term Treasury Bond Index Fund (a)	250,317	1,469,359
Fidelity Series Real Estate Income Fund (a)	3,015	30,456
TOTAL BOND FUNDS (Cost $16,144,009)		15,890,726

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.03% (a)(b)	11,724	11,724
Fidelity Series Treasury Bill Index Fund (a)	4,656	46,329
TOTAL SHORT-TERM FUNDS (Cost $58,012)		58,053

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,394,976)	30,455,364
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	30,455,366

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,176,451	447,265	135,460	11,507	1,409	38,073	1,527,738
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,531,509	87,065	334,720	26,723	(44,896)	160,416	2,399,374
Fidelity Series Blue Chip Growth Fund	1,766,415	281,365	415,175	141,740	105,478	(72,534)	1,665,549
Fidelity Series Canada Fund	443,880	48,255	63,410	-	2,124	30,352	461,201
Fidelity Series Commodity Strategy Fund	220,143	66,702	207,519	6,536	(134,005)	124,631	69,952
Fidelity Series Corporate Bond Fund	1,855,225	111,312	281,654	39,934	32	65,691	1,750,606
Fidelity Series Emerging Markets Debt Fund	162,771	10,407	18,209	3,946	367	5,908	161,244
Fidelity Series Emerging Markets Debt Local Currency Fund	52,138	886	7,093	-	510	2,899	49,340
Fidelity Series Emerging Markets Fund	480,128	67,473	84,607	-	1,610	45,519	510,123
Fidelity Series Emerging Markets Opportunities Fund	1,927,046	265,332	374,899	-	14,529	222,019	2,054,027
Fidelity Series Floating Rate High Income Fund	31,292	3,740	4,018	1,406	(6)	(270)	30,738
Fidelity Series Government Bond Index Fund	2,712,641	247,295	313,353	45,294	1,081	86,356	2,734,020
Fidelity Series Government Money Market Fund 5.03%	30,734	15,890	34,900	334	-	-	11,724
Fidelity Series High Income Fund	168,166	11,526	19,665	5,202	105	5,087	165,219
Fidelity Series International Credit Fund	73	2	-	2	-	3	78
Fidelity Series International Developed Markets Bond Index Fund	1,243,212	107,865	150,164	18,266	(595)	20,306	1,220,624
Fidelity Series International Growth Fund	1,113,547	119,069	167,614	-	12,171	25,870	1,103,043
Fidelity Series International Index Fund	421,617	34,211	63,858	-	6,186	22,212	420,368
Fidelity Series International Small Cap Fund	463,760	39,711	79,591	-	6,951	26,062	456,893
Fidelity Series International Value Fund	1,118,945	94,740	187,287	-	21,119	59,132	1,106,649
Fidelity Series Investment Grade Bond Fund	2,730,193	181,686	352,864	57,088	(2,381)	95,357	2,651,991
Fidelity Series Investment Grade Securitized Fund	1,800,692	100,607	264,539	37,051	(5,669)	68,848	1,699,939
Fidelity Series Large Cap Growth Index Fund	1,119,598	101,179	265,461	1,894	62,978	61,370	1,079,664
Fidelity Series Large Cap Stock Fund	1,185,552	83,677	350,091	51,674	67,855	(10,007)	976,986
Fidelity Series Large Cap Value Index Fund	2,119,503	154,211	385,489	-	37,360	102,122	2,027,707
Fidelity Series Long-Term Treasury Bond Index Fund	1,665,668	117,724	374,747	26,161	(57,894)	118,608	1,469,359
Fidelity Series Overseas Fund	1,116,197	84,925	167,072	-	21,429	48,003	1,103,482
Fidelity Series Real Estate Income Fund	30,277	2,254	3,384	924	(170)	1,479	30,456
Fidelity Series Short-Term Credit Fund	137	11	148	-	-	-	-
Fidelity Series Small Cap Core Fund	21,388	475,013	44,617	122	(797)	24,354	475,341
Fidelity Series Small Cap Opportunities Fund	524,135	35,101	270,126	21,077	55,234	(55,848)	288,496
Fidelity Series Treasury Bill Index Fund	71,801	91,265	116,779	826	(8)	50	46,329
Fidelity Series Value Discovery Fund	782,684	47,898	161,095	-	8,333	29,284	707,104
	31,087,518	3,535,662	5,699,608	497,707	180,440	1,351,352	30,455,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,290,799	7,290,799	-	-

International Equity Funds	7,215,786	7,215,786	-	-

Bond Funds	15,890,726	15,890,726	-	-

Short-Term Funds	58,053	58,053	-	-
Total Investments in Securities:	30,455,364	30,455,364	-	-
Fidelity Flex® Freedom Blend 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $27,394,976)	$30,455,364

Total Investment in Securities (cost $27,394,976)		$30,455,364
Receivable for investments sold		139,843
Receivable for fund shares sold		5,893
Total assets		30,601,100
Liabilities
Payable for investments purchased	$145,044
Payable for fund shares redeemed	690
Total liabilities		145,734
Net Assets		$30,455,366
Net Assets consist of:
Paid in capital		$27,434,042
Total accumulated earnings (loss)		3,021,324
Net Assets		$30,455,366
Net Asset Value, offering price and redemption price per share ($30,455,366 ÷ 2,708,095 shares)		$11.25
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$302,383
Expenses
Independent trustees' fees and expenses	$39
Total expenses		39
Net Investment income (loss)		302,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	180,440
Capital gain distributions from underlying funds:
Affiliated issuers	195,324
Total net realized gain (loss)		375,764
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,351,352
Total change in net unrealized appreciation (depreciation)		1,351,352
Net gain (loss)		1,727,116
Net increase (decrease) in net assets resulting from operations		$2,029,460
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$302,344	$1,039,394
Net realized gain (loss)	375,764	265,372
Change in net unrealized appreciation (depreciation)	1,351,352	2,129,954
Net increase (decrease) in net assets resulting from operations	2,029,460	3,434,720
Distributions to shareholders	(43,691)	(942,984)

Share transactions
Proceeds from sales of shares	986,779	2,222,445
Reinvestment of distributions	43,691	942,984
Cost of shares redeemed	(3,648,427)	(17,304,603)

Net increase (decrease) in net assets resulting from share transactions	(2,617,957)	(14,139,174)
Total increase (decrease) in net assets	(632,188)	(11,647,438)

Net Assets
Beginning of period	31,087,554	42,734,992
End of period	$30,455,366	$31,087,554

Other Information
Shares
Sold	92,348	223,496
Issued in reinvestment of distributions	4,169	92,449
Redeemed	(338,204)	(1,751,063)
Net increase (decrease)	(241,687)	(1,435,118)

Financial Highlights
Fidelity Flex® Freedom Blend 2020 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.54	$9.75	$10.93	$11.51	$9.20	$10.10
Income from Investment Operations
Net investment income (loss) A,B	.11	.28	.39	.31	.17	.24
Net realized and unrealized gain (loss)	.62	.80	(1.09)	(.16)	2.67	(.51)
Total from investment operations	.73	1.08	(.70)	.15	2.84	(.27)
Distributions from net investment income	(.02)	(.28)	(.33)	(.27)	(.18)	(.25)
Distributions from net realized gain	-	(.01)	(.15)	(.46)	(.36)	(.38)
Total distributions	(.02)	(.29)	(.48)	(.73)	(.53) C	(.63)
Net asset value, end of period	$11.25	$10.54	$9.75	$10.93	$11.51	$9.20
Total Return D	6.89%	11.14%	(6.22)%	.98%	31.33%	(3.23)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.98% H	2.81%	4.09%	2.70%	1.55%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$30,455	$31,088	$42,735	$263	$140	$107
Portfolio turnover rate I	23 % H	22%	63%	36%	26%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2025 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 28.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	175,617	3,199,746
Fidelity Series Commodity Strategy Fund (a)	1,262	111,519
Fidelity Series Large Cap Growth Index Fund (a)	87,077	2,074,176
Fidelity Series Large Cap Stock Fund (a)	81,855	1,876,924
Fidelity Series Large Cap Value Index Fund (a)	227,277	3,895,527
Fidelity Series Small Cap Core Fund (a)	73,387	912,931
Fidelity Series Small Cap Opportunities Fund (a)	36,664	556,923
Fidelity Series Value Discovery Fund (a)	81,296	1,356,022
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,507,852)		13,983,768

International Equity Funds - 26.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	51,959	856,290
Fidelity Series Emerging Markets Fund (a)	93,793	903,227
Fidelity Series Emerging Markets Opportunities Fund (a)	181,205	3,636,784
Fidelity Series International Growth Fund (a)	106,335	2,048,012
Fidelity Series International Index Fund (a)	58,639	780,481
Fidelity Series International Small Cap Fund (a)	38,826	728,381
Fidelity Series International Value Fund (a)	151,974	2,054,692
Fidelity Series Overseas Fund (a)	136,862	2,048,831
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,287,056)		13,056,698

Bond Funds - 44.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	35,497	349,294
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	605,564	4,826,346
Fidelity Series Corporate Bond Fund (a)	219,283	2,098,542
Fidelity Series Emerging Markets Debt Fund (a)	31,416	256,670
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,208	79,045
Fidelity Series Floating Rate High Income Fund (a)	5,463	49,001
Fidelity Series Government Bond Index Fund (a)	349,401	3,277,379
Fidelity Series High Income Fund (a)	30,173	263,407
Fidelity Series International Credit Fund (a)	9	78
Fidelity Series International Developed Markets Bond Index Fund (a)	216,097	1,916,780
Fidelity Series Investment Grade Bond Fund (a)	308,649	3,179,082
Fidelity Series Investment Grade Securitized Fund (a)	221,983	2,037,806
Fidelity Series Long-Term Treasury Bond Index Fund (a)	532,925	3,128,268
Fidelity Series Real Estate Income Fund (a)	4,807	48,553
TOTAL BOND FUNDS (Cost $21,920,324)		21,510,251

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $42,715,232)	48,550,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	48,550,715

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	25,998	350,168	31,806	229	105	4,829	349,294
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,965,716	556,013	926,444	52,332	(56,616)	287,677	4,826,346
Fidelity Series Blue Chip Growth Fund	3,531,513	665,211	1,058,169	272,647	255,505	(194,314)	3,199,746
Fidelity Series Canada Fund	867,026	110,856	181,427	-	4,755	55,080	856,290
Fidelity Series Commodity Strategy Fund	368,832	115,873	358,775	10,444	(226,722)	212,311	111,519
Fidelity Series Corporate Bond Fund	2,371,309	233,303	584,987	49,418	(2,676)	81,593	2,098,542
Fidelity Series Emerging Markets Debt Fund	272,606	27,701	53,718	6,454	1,134	8,947	256,670
Fidelity Series Emerging Markets Debt Local Currency Fund	87,388	3,934	17,738	-	996	4,465	79,045
Fidelity Series Emerging Markets Fund	892,643	149,170	221,904	-	3,696	79,622	903,227
Fidelity Series Emerging Markets Opportunities Fund	3,582,979	590,188	955,116	-	32,241	386,492	3,636,784
Fidelity Series Floating Rate High Income Fund	52,415	7,560	10,521	2,301	12	(465)	49,001
Fidelity Series Government Bond Index Fund	3,467,241	454,791	750,674	56,107	(15,193)	121,214	3,277,379
Fidelity Series Government Money Market Fund 5.03%	38,808	529	39,337	268	-	-	-
Fidelity Series High Income Fund	281,685	29,443	56,030	8,513	115	8,194	263,407
Fidelity Series International Credit Fund	74	1	-	2	-	3	78
Fidelity Series International Developed Markets Bond Index Fund	2,051,416	240,051	404,433	29,851	(2,662)	32,408	1,916,780
Fidelity Series International Growth Fund	2,174,847	292,531	486,723	-	43,306	24,051	2,048,012
Fidelity Series International Index Fund	823,487	88,314	183,980	-	18,521	34,139	780,481
Fidelity Series International Small Cap Fund	776,855	93,569	194,553	-	15,030	37,480	728,381
Fidelity Series International Value Fund	2,185,469	245,021	525,061	-	60,669	88,594	2,054,692
Fidelity Series Investment Grade Bond Fund	3,489,674	384,264	807,014	70,710	(12,373)	124,531	3,179,082
Fidelity Series Investment Grade Securitized Fund	2,301,544	222,654	562,338	45,886	(14,918)	90,864	2,037,806
Fidelity Series Large Cap Growth Index Fund	2,237,152	275,479	676,765	3,661	148,757	89,553	2,074,176
Fidelity Series Large Cap Stock Fund	2,370,432	230,308	835,942	99,128	151,031	(38,905)	1,876,924
Fidelity Series Large Cap Value Index Fund	4,237,600	388,617	996,211	-	79,794	185,727	3,895,527
Fidelity Series Long-Term Treasury Bond Index Fund	3,645,594	369,186	1,017,885	57,084	(122,515)	253,888	3,128,268
Fidelity Series Overseas Fund	2,180,060	223,340	481,500	-	62,777	64,154	2,048,831
Fidelity Series Real Estate Income Fund	50,706	5,087	9,374	1,505	(469)	2,603	48,553
Fidelity Series Small Cap Core Fund	42,006	949,793	123,480	262	(2,436)	47,048	912,931
Fidelity Series Small Cap Opportunities Fund	1,048,279	86,862	577,088	40,878	114,472	(115,602)	556,923
Fidelity Series Treasury Bill Index Fund	91,167	1,362	92,529	535	-	-	-
Fidelity Series Value Discovery Fund	1,565,081	139,471	419,804	-	17,822	53,452	1,356,022
	52,077,602	7,530,650	13,641,326	808,215	554,158	2,029,633	48,550,717

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	13,983,768	13,983,768	-	-

International Equity Funds	13,056,698	13,056,698	-	-

Bond Funds	21,510,251	21,510,251	-	-
Total Investments in Securities:	48,550,717	48,550,717	-	-
Fidelity Flex® Freedom Blend 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $42,715,232)	$48,550,717

Total Investment in Securities (cost $42,715,232)		$48,550,717
Receivable for investments sold		191,508
Receivable for fund shares sold		44,128
Total assets		48,786,353
Liabilities
Payable for investments purchased	$229,111
Payable for fund shares redeemed	6,527
Total liabilities		235,638
Net Assets		$48,550,715
Net Assets consist of:
Paid in capital		$41,757,555
Total accumulated earnings (loss)		6,793,160
Net Assets		$48,550,715
Net Asset Value, offering price and redemption price per share ($48,550,715 ÷ 4,196,577 shares)		$11.57
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$432,449
Expenses
Independent trustees' fees and expenses	$64
Total expenses		64
Net Investment income (loss)		432,385
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	554,158
Capital gain distributions from underlying funds:
Affiliated issuers	375,766
Total net realized gain (loss)		929,924
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,029,633
Total change in net unrealized appreciation (depreciation)		2,029,633
Net gain (loss)		2,959,557
Net increase (decrease) in net assets resulting from operations		$3,391,942
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$432,385	$1,666,563
Net realized gain (loss)	929,924	899,429
Change in net unrealized appreciation (depreciation)	2,029,633	4,005,641
Net increase (decrease) in net assets resulting from operations	3,391,942	6,571,633
Distributions to shareholders	(436,543)	(1,603,886)

Share transactions
Proceeds from sales of shares	4,425,793	8,376,194
Reinvestment of distributions	436,543	1,603,886
Cost of shares redeemed	(11,344,670)	(33,671,026)

Net increase (decrease) in net assets resulting from share transactions	(6,482,334)	(23,690,946)
Total increase (decrease) in net assets	(3,526,935)	(18,723,199)

Net Assets
Beginning of period	52,077,650	70,800,849
End of period	$48,550,715	$52,077,650

Other Information
Shares
Sold	400,129	821,022
Issued in reinvestment of distributions	40,609	153,676
Redeemed	(1,027,749)	(3,319,294)
Net increase (decrease)	(587,011)	(2,344,596)

Financial Highlights
Fidelity Flex® Freedom Blend 2025 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$9.93	$11.10	$11.67	$9.07	$10.11
Income from Investment Operations
Net investment income (loss) A,B	.10	.28	.38	.32	.17	.24
Net realized and unrealized gain (loss)	.67	.98	(1.12)	(.12)	3.00	(.61)
Total from investment operations	.77	1.26	(.74)	.20	3.17	(.37)
Distributions from net investment income	(.04)	(.30)	(.31)	(.28)	(.18)	(.24)
Distributions from net realized gain	(.06)	-	(.12)	(.49)	(.39)	(.42)
Total distributions	(.09) C	(.30)	(.43)	(.77)	(.57)	(.67) C
Net asset value, end of period	$11.57	$10.89	$9.93	$11.10	$11.67	$9.07
Total Return D	7.16%	12.78%	(6.51)%	1.41%	35.43%	(4.34)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	1.73% H	2.71%	3.95%	2.78%	1.59%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$48,551	$52,078	$70,801	$436	$143	$106
Portfolio turnover rate I	30 % H	23%	64%	39%	25%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2030 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 32.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	326,139	5,942,258
Fidelity Series Commodity Strategy Fund (a)	2,058	181,956
Fidelity Series Large Cap Growth Index Fund (a)	161,710	3,851,934
Fidelity Series Large Cap Stock Fund (a)	152,011	3,485,608
Fidelity Series Large Cap Value Index Fund (a)	421,189	7,219,175
Fidelity Series Small Cap Core Fund (a)	137,776	1,713,928
Fidelity Series Small Cap Opportunities Fund (a)	68,339	1,038,063
Fidelity Series Value Discovery Fund (a)	150,550	2,511,170
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,589,626)		25,944,092

International Equity Funds - 29.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	94,496	1,557,297
Fidelity Series Emerging Markets Fund (a)	165,694	1,595,636
Fidelity Series Emerging Markets Opportunities Fund (a)	320,120	6,424,802
Fidelity Series International Growth Fund (a)	193,378	3,724,457
Fidelity Series International Index Fund (a)	106,639	1,419,371
Fidelity Series International Small Cap Fund (a)	63,351	1,188,472
Fidelity Series International Value Fund (a)	276,368	3,736,498
Fidelity Series Overseas Fund (a)	248,890	3,725,883
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,463,401)		23,372,416

Bond Funds - 37.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	57,920	569,928
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	574,186	4,576,260
Fidelity Series Corporate Bond Fund (a)	311,963	2,985,485
Fidelity Series Emerging Markets Debt Fund (a)	51,487	420,653
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	13,187	126,995
Fidelity Series Floating Rate High Income Fund (a)	8,914	79,961
Fidelity Series Government Bond Index Fund (a)	497,077	4,662,585
Fidelity Series High Income Fund (a)	49,229	429,771
Fidelity Series International Credit Fund (a)	8	67
Fidelity Series International Developed Markets Bond Index Fund (a)	349,941	3,103,976
Fidelity Series Investment Grade Bond Fund (a)	439,095	4,522,676
Fidelity Series Investment Grade Securitized Fund (a)	315,803	2,899,076
Fidelity Series Long-Term Treasury Bond Index Fund (a)	926,125	5,436,352
Fidelity Series Real Estate Income Fund (a)	7,844	79,220
TOTAL BOND FUNDS (Cost $30,248,767)		29,893,005

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $68,301,794)	79,209,513
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5)
NET ASSETS - 100.0%	79,209,508

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	38,901	533,632	10,459	356	36	7,818	569,928
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,175,325	554,565	365,618	46,485	(2,367)	214,355	4,576,260
Fidelity Series Blue Chip Growth Fund	6,006,140	1,073,103	1,234,947	507,150	271,900	(173,938)	5,942,258
Fidelity Series Canada Fund	1,452,411	158,901	161,736	-	(181)	107,902	1,557,297
Fidelity Series Commodity Strategy Fund	551,759	181,932	527,700	17,083	(262,630)	238,595	181,956
Fidelity Series Corporate Bond Fund	3,104,472	278,120	507,103	67,249	(946)	110,942	2,985,485
Fidelity Series Emerging Markets Debt Fund	408,651	36,014	40,289	10,046	393	15,884	420,653
Fidelity Series Emerging Markets Debt Local Currency Fund	129,961	4,260	15,833	-	(22)	8,629	126,995
Fidelity Series Emerging Markets Fund	1,449,172	210,872	209,694	-	2,172	143,114	1,595,636
Fidelity Series Emerging Markets Opportunities Fund	5,816,283	781,932	902,957	-	24,684	704,860	6,424,802
Fidelity Series Floating Rate High Income Fund	78,414	10,577	8,333	3,584	(19)	(678)	79,961
Fidelity Series Government Bond Index Fund	4,539,440	556,441	579,742	76,357	3,244	143,202	4,662,585
Fidelity Series Government Money Market Fund 5.03%	58,385	1,061	59,446	413	-	-	-
Fidelity Series High Income Fund	421,445	38,749	43,761	13,260	160	13,178	429,771
Fidelity Series International Credit Fund	63	1	-	1	-	3	67
Fidelity Series International Developed Markets Bond Index Fund	3,046,129	325,261	317,559	45,141	955	49,190	3,103,976
Fidelity Series International Growth Fund	3,643,995	424,275	471,647	-	13,909	113,925	3,724,457
Fidelity Series International Index Fund	1,379,662	126,495	181,145	-	11,637	82,722	1,419,371
Fidelity Series International Small Cap Fund	1,162,466	125,442	183,582	-	11,880	72,266	1,188,472
Fidelity Series International Value Fund	3,661,507	349,260	539,172	-	42,863	222,040	3,736,498
Fidelity Series Investment Grade Bond Fund	4,568,667	477,087	678,776	96,186	(887)	156,585	4,522,676
Fidelity Series Investment Grade Securitized Fund	3,013,292	269,890	489,704	62,425	(6,617)	112,215	2,899,076
Fidelity Series Large Cap Growth Index Fund	3,804,941	399,631	784,311	6,521	122,820	308,853	3,851,934
Fidelity Series Large Cap Stock Fund	4,031,193	353,625	1,104,719	176,921	205,341	168	3,485,608
Fidelity Series Large Cap Value Index Fund	7,206,343	652,629	1,132,827	-	66,187	426,843	7,219,175
Fidelity Series Long-Term Treasury Bond Index Fund	5,782,187	531,694	1,102,627	94,494	(136,643)	361,741	5,436,352
Fidelity Series Overseas Fund	3,652,588	322,613	479,682	-	41,174	189,190	3,725,883
Fidelity Series Real Estate Income Fund	75,900	6,698	6,720	2,378	(95)	3,437	79,220
Fidelity Series Small Cap Core Fund	71,519	1,679,092	118,634	478	(1,850)	83,801	1,713,928
Fidelity Series Small Cap Opportunities Fund	1,782,434	140,606	875,124	76,354	168,003	(177,856)	1,038,063
Fidelity Series Treasury Bill Index Fund	136,235	2,803	139,038	819	-	-	-
Fidelity Series Value Discovery Fund	2,661,465	217,251	500,708	-	20,704	112,458	2,511,170
	77,911,345	10,824,512	13,773,593	1,303,701	595,805	3,651,444	79,209,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	25,944,092	25,944,092	-	-

International Equity Funds	23,372,416	23,372,416	-	-

Bond Funds	29,893,005	29,893,005	-	-
Total Investments in Securities:	79,209,513	79,209,513	-	-
Fidelity Flex® Freedom Blend 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $68,301,794)	$79,209,513

Total Investment in Securities (cost $68,301,794)		$79,209,513
Receivable for investments sold		429,201
Receivable for fund shares sold		47,709
Total assets		79,686,423
Liabilities
Payable for investments purchased	$282,485
Payable for fund shares redeemed	194,430
Total liabilities		476,915
Net Assets		$79,209,508
Net Assets consist of:
Paid in capital		$66,938,512
Total accumulated earnings (loss)		12,270,996
Net Assets		$79,209,508
Net Asset Value, offering price and redemption price per share ($79,209,508 ÷ 6,511,449 shares)		$12.16
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$610,813
Expenses
Independent trustees' fees and expenses	$98
Total expenses		98
Net Investment income (loss)		610,715
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	595,805
Capital gain distributions from underlying funds:
Affiliated issuers	692,888
Total net realized gain (loss)		1,288,693
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,651,444
Total change in net unrealized appreciation (depreciation)		3,651,444
Net gain (loss)		4,940,137
Net increase (decrease) in net assets resulting from operations		$5,550,852
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$610,715	$2,023,515
Net realized gain (loss)	1,288,693	928,558
Change in net unrealized appreciation (depreciation)	3,651,444	7,013,537
Net increase (decrease) in net assets resulting from operations	5,550,852	9,965,610
Distributions to shareholders	(379,402)	(1,857,190)

Share transactions
Proceeds from sales of shares	5,756,208	11,411,382
Reinvestment of distributions	379,402	1,857,190
Cost of shares redeemed	(10,008,967)	(24,476,370)

Net increase (decrease) in net assets resulting from share transactions	(3,873,357)	(11,207,798)
Total increase (decrease) in net assets	1,298,093	(3,099,378)

Net Assets
Beginning of period	77,911,415	81,010,793
End of period	$79,209,508	$77,911,415

Other Information
Shares
Sold	500,473	1,081,901
Issued in reinvestment of distributions	33,575	170,958
Redeemed	(864,791)	(2,351,414)
Net increase (decrease)	(330,743)	(1,098,555)

Financial Highlights
Fidelity Flex® Freedom Blend 2030 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$10.20	$11.37	$11.85	$8.90	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.09	.28	.37	.29	.18	.24
Net realized and unrealized gain (loss)	.74	1.18	(1.11)	(.03)	3.40	(.75)
Total from investment operations	.83	1.46	(.74)	.26	3.58	(.51)
Distributions from net investment income	(.03)	(.27)	(.30)	(.26)	(.18)	(.24)
Distributions from net realized gain	(.02)	- C	(.13)	(.48)	(.44)	(.47)
Total distributions	(.06) D	(.27)	(.43)	(.74)	(.63) D	(.72) D
Net asset value, end of period	$12.16	$11.39	$10.20	$11.37	$11.85	$8.90
Total Return E	7.28%	14.48%	(6.33)%	1.87%	40.91%	(5.88)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.57% I	2.63%	3.75%	2.49%	1.64%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$79,210	$77,911	$81,011	$1,065	$148	$105
Portfolio turnover rate J	28 % I	27%	53%	47%	25%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2035 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.02% to 5.04% 11/29/24 to 12/5/24 (b) (Cost $158,681)	160,000	158,760

Domestic Equity Funds - 39.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	425,758	7,757,302
Fidelity Series Commodity Strategy Fund (c)	1,912	169,013
Fidelity Series Large Cap Growth Index Fund (c)	211,105	5,028,517
Fidelity Series Large Cap Stock Fund (c)	198,444	4,550,310
Fidelity Series Large Cap Value Index Fund (c)	549,728	9,422,339
Fidelity Series Small Cap Core Fund (c)	181,422	2,256,891
Fidelity Series Small Cap Opportunities Fund (c)	88,051	1,337,490
Fidelity Series Value Discovery Fund (c)	196,512	3,277,814
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,702,514)		33,799,676

International Equity Funds - 33.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	116,385	1,918,032
Fidelity Series Emerging Markets Fund (c)	192,014	1,849,099
Fidelity Series Emerging Markets Opportunities Fund (c)	366,573	7,357,112
Fidelity Series International Growth Fund (c)	238,176	4,587,264
Fidelity Series International Index Fund (c)	131,345	1,748,202
Fidelity Series International Small Cap Fund (c)	65,542	1,229,564
Fidelity Series International Value Fund (c)	340,407	4,602,304
Fidelity Series Overseas Fund (c)	306,553	4,589,101
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,990,670)		27,880,678

Bond Funds - 26.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	60,044	590,833
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	113,590	905,312
Fidelity Series Corporate Bond Fund (c)	273,656	2,618,884
Fidelity Series Emerging Markets Debt Fund (c)	52,412	428,207
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	13,886	133,724
Fidelity Series Floating Rate High Income Fund (c)	7,973	71,514
Fidelity Series Government Bond Index Fund (c)	436,316	4,092,640
Fidelity Series High Income Fund (c)	50,511	440,959
Fidelity Series International Credit Fund (c)	6	54
Fidelity Series International Developed Markets Bond Index Fund (c)	309,601	2,746,158
Fidelity Series Investment Grade Bond Fund (c)	385,407	3,969,689
Fidelity Series Investment Grade Securitized Fund (c)	277,015	2,542,994
Fidelity Series Long-Term Treasury Bond Index Fund (c)	676,608	3,971,687
Fidelity Series Real Estate Income Fund (c)	7,947	80,261
TOTAL BOND FUNDS (Cost $22,577,457)		22,592,916

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	96,481	96,501
Fidelity Series Government Money Market Fund 5.03% (c)(e)	19,707	19,707
Fidelity Series Treasury Bill Index Fund (c)	6,452	64,193
TOTAL SHORT-TERM FUNDS (Cost $180,341)		180,401

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $70,609,663)	84,612,431
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,072)
NET ASSETS - 100.0%	84,600,359

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Dec 2024	293,175	18,771	18,771
ICE MSCI EAFE Index Contracts (United States)	2	Dec 2024	248,780	2,348	2,348

TOTAL EQUITY INDEX CONTRACTS					21,119

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	27	Dec 2024	3,085,594	(4,862)	(4,862)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	Dec 2024	1,868,008	848	848

TOTAL TREASURY CONTRACTS					(4,014)

TOTAL PURCHASED					17,105

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec 2024	1,162,850	(24,786)	(24,786)

TOTAL FUTURES CONTRACTS					(7,681)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $158,760.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	68,096	515,529	487,126	2,411	2	-	96,501	0.0%
Total	68,096	515,529	487,126	2,411	2	-	96,501

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	31,115	556,569	4,513	283	22	7,640	590,833
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	501,809	418,191	51,140	7,116	229	36,223	905,312
Fidelity Series Blue Chip Growth Fund	7,496,496	1,498,751	1,367,095	655,813	353,795	(224,645)	7,757,302
Fidelity Series Canada Fund	1,784,293	166,568	163,530	-	1,568	129,133	1,918,032
Fidelity Series Commodity Strategy Fund	529,444	196,840	534,234	15,692	(240,020)	216,983	169,013
Fidelity Series Corporate Bond Fund	2,458,430	282,462	214,977	55,918	(1,426)	94,395	2,618,884
Fidelity Series Emerging Markets Debt Fund	406,722	42,538	37,019	10,013	68	15,898	428,207
Fidelity Series Emerging Markets Debt Local Currency Fund	127,115	7,264	9,423	-	(152)	8,920	133,724
Fidelity Series Emerging Markets Fund	1,778,062	110,037	209,959	-	7,407	163,552	1,849,099
Fidelity Series Emerging Markets Opportunities Fund	7,136,426	438,030	1,071,620	-	67,536	786,740	7,357,112
Fidelity Series Floating Rate High Income Fund	70,428	8,452	6,731	3,264	(25)	(610)	71,514
Fidelity Series Government Bond Index Fund	3,600,024	668,365	298,796	63,318	(2,968)	126,015	4,092,640
Fidelity Series Government Money Market Fund 5.03%	371	20,057	721	175	-	-	19,707
Fidelity Series High Income Fund	411,905	52,034	36,155	13,118	(70)	13,245	440,959
Fidelity Series International Credit Fund	51	1	-	1	-	2	54
Fidelity Series International Developed Markets Bond Index Fund	2,430,149	464,481	192,768	36,291	(2,483)	46,779	2,746,158
Fidelity Series International Growth Fund	4,476,961	448,052	493,767	-	11,287	144,731	4,587,264
Fidelity Series International Index Fund	1,694,967	120,943	181,914	-	12,305	101,901	1,748,202
Fidelity Series International Small Cap Fund	1,194,376	75,257	121,776	-	5,354	76,353	1,229,564
Fidelity Series International Value Fund	4,498,326	351,571	570,257	-	50,633	272,031	4,602,304
Fidelity Series Investment Grade Bond Fund	3,623,228	506,099	291,094	79,930	(2,359)	133,815	3,969,689
Fidelity Series Investment Grade Securitized Fund	2,386,117	265,968	198,141	51,878	(1,671)	90,721	2,542,994
Fidelity Series Large Cap Growth Index Fund	4,749,291	576,335	856,527	8,512	174,619	384,799	5,028,517
Fidelity Series Large Cap Stock Fund	5,031,333	529,504	1,275,376	226,229	250,180	14,669	4,550,310
Fidelity Series Large Cap Value Index Fund	8,994,135	937,213	1,134,737	-	42,309	583,419	9,422,339
Fidelity Series Long-Term Treasury Bond Index Fund	4,194,061	416,104	789,879	67,684	(74,654)	226,055	3,971,687
Fidelity Series Overseas Fund	4,487,445	355,104	534,860	-	41,755	239,657	4,589,101
Fidelity Series Real Estate Income Fund	76,111	7,606	6,731	2,416	(272)	3,547	80,261
Fidelity Series Small Cap Core Fund	90,295	2,136,502	80,931	766	149	110,876	2,256,891
Fidelity Series Small Cap Opportunities Fund	2,224,405	190,254	1,054,761	97,521	192,653	(215,061)	1,337,490
Fidelity Series Treasury Bill Index Fund	1,156	65,151	2,173	503	-	59	64,193
Fidelity Series Value Discovery Fund	3,321,591	384,227	597,845	-	18,752	151,089	3,277,814
	79,806,638	12,296,530	12,389,450	1,396,441	904,521	3,738,931	84,357,170

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments and Net Other Assets	158,760	-	158,760	-

Domestic Equity Funds	33,799,676	33,799,676	-	-

International Equity Funds	27,880,678	27,880,678	-	-

Bond Funds	22,592,916	22,592,916	-	-

Short-Term Funds	180,401	180,401	-	-
Total Investments in Securities:	84,612,431	84,453,671	158,760	-
Derivative Instruments: Assets
Futures Contracts	21,967	21,967	-	-
Total Assets	21,967	21,967	-	-
Liabilities
Futures Contracts	(29,648)	(29,648)	-	-
Total Liabilities	(29,648)	(29,648)	-	-
Total Derivative Instruments:	(7,681)	(7,681)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	21,119	(24,786)
Total Equity Risk	21,119	(24,786)
Interest Rate Risk
Futures Contracts (a)	848	(4,862)
Total Interest Rate Risk	848	(4,862)
Total Value of Derivatives	21,967	(29,648)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Flex® Freedom Blend 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $158,680)	$158,760
Fidelity Central Funds (cost $96,501)	96,501
Other affiliated issuers (cost $70,354,482)	84,357,170

Total Investment in Securities (cost $70,609,663)		$84,612,431
Cash		16,166
Receivable for investments sold		509,018
Receivable for fund shares sold		1,239,149
Distributions receivable from Fidelity Central Funds		435
Total assets		86,377,199
Liabilities
Payable for investments purchased	$473,820
Payable for fund shares redeemed	1,274,346
Payable for daily variation margin on futures contracts	28,674
Total liabilities		1,776,840
Net Assets		$84,600,359
Net Assets consist of:
Paid in capital		$68,735,290
Total accumulated earnings (loss)		15,865,069
Net Assets		$84,600,359
Net Asset Value, offering price and redemption price per share ($84,600,359 ÷ 6,566,487 shares)		$12.88
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$503,583
Interest		3,814
Income from Fidelity Central Funds		2,411
Total income		509,808
Expenses
Independent trustees' fees and expenses	$102
Total expenses before reductions	102
Expense reductions	(338)
Total expenses after reductions		(236)
Net Investment income (loss)		510,044
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Fidelity Central Funds	2
Other affiliated issuers	904,521
Futures contracts	83,528
Capital gain distributions from underlying funds:
Affiliated issuers	892,858
Total net realized gain (loss)		1,880,909
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	85
Affiliated issuers	3,738,931
Futures contracts	(21,828)
Total change in net unrealized appreciation (depreciation)		3,717,188
Net gain (loss)		5,598,097
Net increase (decrease) in net assets resulting from operations		$6,108,141
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$510,044	$1,921,521
Net realized gain (loss)	1,880,909	1,142,697
Change in net unrealized appreciation (depreciation)	3,717,188	9,303,888
Net increase (decrease) in net assets resulting from operations	6,108,141	12,368,106
Distributions to shareholders	(571,609)	(1,869,213)

Share transactions
Proceeds from sales of shares	9,047,251	17,898,055
Reinvestment of distributions	571,609	1,869,213
Cost of shares redeemed	(10,590,090)	(28,461,597)

Net increase (decrease) in net assets resulting from share transactions	(971,230)	(8,694,329)
Total increase (decrease) in net assets	4,565,302	1,804,564

Net Assets
Beginning of period	80,035,057	78,230,493
End of period	$84,600,359	$80,035,057

Other Information
Shares
Sold	738,337	1,622,540
Issued in reinvestment of distributions	47,873	163,966
Redeemed	(864,509)	(2,576,228)
Net increase (decrease)	(78,299)	(789,722)

Financial Highlights
Fidelity Flex® Freedom Blend 2035 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$10.52	$11.84	$12.21	$8.61	$10.15
Income from Investment Operations
Net investment income (loss) A,B	.08	.27	.35	.37	.18	.24
Net realized and unrealized gain (loss)	.85	1.54	(1.15)	.02	4.10	(1.02)
Total from investment operations	.93	1.81	(.80)	.39	4.28	(.78)
Distributions from net investment income	(.03)	(.26)	(.29)	(.25)	(.18)	(.24)
Distributions from net realized gain	(.06)	(.02)	(.24)	(.51)	(.49)	(.52)
Total distributions	(.09)	(.29) C	(.52) C	(.76)	(.68) C	(.76)
Net asset value, end of period	$12.88	$12.04	$10.52	$11.84	$12.21	$8.61
Total Return D,E	7.75%	17.31%	(6.53)%	2.94%	50.67%	(8.74)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.26% I	2.45%	3.50%	3.00%	1.68%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$84,600	$80,035	$78,230	$1,108	$155	$103
Portfolio turnover rate J	30 % I	33%	53%	38%	23%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2040 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 47.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	416,215	7,583,432
Fidelity Series Commodity Strategy Fund (a)	1,813	160,306
Fidelity Series Large Cap Growth Index Fund (a)	206,382	4,916,020
Fidelity Series Large Cap Stock Fund (a)	193,693	4,441,387
Fidelity Series Large Cap Value Index Fund (a)	535,410	9,176,933
Fidelity Series Small Cap Core Fund (a)	180,731	2,248,288
Fidelity Series Small Cap Opportunities Fund (a)	86,849	1,319,238
Fidelity Series Value Discovery Fund (a)	191,334	3,191,447
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,911,639)		33,037,051

International Equity Funds - 39.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	114,870	1,893,051
Fidelity Series Emerging Markets Fund (a)	186,092	1,792,067
Fidelity Series Emerging Markets Opportunities Fund (a)	359,591	7,216,997
Fidelity Series International Growth Fund (a)	235,024	4,526,565
Fidelity Series International Index Fund (a)	129,634	1,725,425
Fidelity Series International Small Cap Fund (a)	55,580	1,042,689
Fidelity Series International Value Fund (a)	335,920	4,541,632
Fidelity Series Overseas Fund (a)	302,500	4,528,431
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,616,366)		27,266,857

Bond Funds - 13.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	50,815	500,020
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	48,887	389,633
Fidelity Series Corporate Bond Fund (a)	33,993	325,314
Fidelity Series Emerging Markets Debt Fund (a)	45,248	369,674
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,309	108,908
Fidelity Series Floating Rate High Income Fund (a)	7,824	70,184
Fidelity Series Government Bond Index Fund (a)	54,188	508,282
Fidelity Series High Income Fund (a)	15,999	139,671
Fidelity Series International Credit Fund (a)	6	54
Fidelity Series International Developed Markets Bond Index Fund (a)	91,861	814,804
Fidelity Series Investment Grade Bond Fund (a)	47,877	493,136
Fidelity Series Investment Grade Securitized Fund (a)	34,458	316,321
Fidelity Series Long-Term Treasury Bond Index Fund (a)	862,164	5,060,902
Fidelity Series Real Estate Income Fund (a)	6,881	69,502
TOTAL BOND FUNDS (Cost $9,267,858)		9,166,405

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $55,795,863)	69,470,313
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	69,470,313

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	32,387	480,484	19,869	311	86	6,932	500,020
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	363,866	35,723	28,697	4,096	720	18,021	389,633
Fidelity Series Blue Chip Growth Fund	7,293,218	1,620,414	1,428,187	664,770	144,541	(46,554)	7,583,432
Fidelity Series Canada Fund	1,702,198	242,840	187,268	-	1,320	133,961	1,893,051
Fidelity Series Commodity Strategy Fund	459,337	172,680	449,724	15,390	(160,982)	138,995	160,306
Fidelity Series Corporate Bond Fund	289,766	164,745	141,403	6,655	1,076	11,130	325,314
Fidelity Series Emerging Markets Debt Fund	340,894	45,383	31,400	8,685	1,103	13,694	369,674
Fidelity Series Emerging Markets Debt Local Currency Fund	107,515	6,905	13,113	-	180	7,421	108,908
Fidelity Series Emerging Markets Fund	1,563,784	271,504	206,539	-	3,910	159,408	1,792,067
Fidelity Series Emerging Markets Opportunities Fund	6,276,199	1,067,548	945,312	-	24,249	794,313	7,216,997
Fidelity Series Floating Rate High Income Fund	65,281	10,750	5,255	3,113	(14)	(578)	70,184
Fidelity Series Government Bond Index Fund	423,817	289,300	220,479	7,564	724	14,920	508,282
Fidelity Series Government Money Market Fund 5.03%	48,616	1,312	49,928	308	-	-	-
Fidelity Series High Income Fund	129,950	16,788	11,531	4,266	143	4,321	139,671
Fidelity Series International Credit Fund	51	1	-	1	-	2	54
Fidelity Series International Developed Markets Bond Index Fund	622,640	208,771	32,296	9,583	139	15,550	814,804
Fidelity Series International Growth Fund	4,270,851	630,221	538,114	-	10,551	153,056	4,526,565
Fidelity Series International Index Fund	1,616,981	193,753	202,257	-	5,554	111,394	1,725,425
Fidelity Series International Small Cap Fund	967,819	135,817	136,828	-	5,788	70,093	1,042,689
Fidelity Series International Value Fund	4,291,309	555,330	631,003	-	21,596	304,400	4,541,632
Fidelity Series Investment Grade Bond Fund	426,513	273,148	223,436	9,503	1,464	15,447	493,136
Fidelity Series Investment Grade Securitized Fund	281,363	161,253	137,697	6,177	575	10,827	316,321
Fidelity Series Large Cap Growth Index Fund	4,620,647	650,855	901,950	8,057	51,090	495,378	4,916,020
Fidelity Series Large Cap Stock Fund	4,894,838	589,099	1,300,962	229,960	180,104	78,308	4,441,387
Fidelity Series Large Cap Value Index Fund	8,750,532	1,167,128	1,393,659	-	68,891	584,041	9,176,933
Fidelity Series Long-Term Treasury Bond Index Fund	5,060,559	733,882	953,848	86,661	(23,062)	243,371	5,060,902
Fidelity Series Overseas Fund	4,280,888	511,910	551,059	-	15,341	271,351	4,528,431
Fidelity Series Real Estate Income Fund	63,195	8,554	5,203	2,086	(7)	2,963	69,502
Fidelity Series Small Cap Core Fund	89,864	2,175,377	124,530	715	(501)	108,078	2,248,288
Fidelity Series Small Cap Opportunities Fund	2,163,954	250,307	1,078,223	99,326	178,507	(195,307)	1,319,238
Fidelity Series Treasury Bill Index Fund	113,581	3,588	117,169	735	-	-	-
Fidelity Series Value Discovery Fund	3,231,437	400,665	621,283	-	31,577	149,051	3,191,447
	64,843,850	13,076,035	12,688,222	1,167,962	564,663	3,673,987	69,470,313

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	33,037,051	33,037,051	-	-

International Equity Funds	27,266,857	27,266,857	-	-

Bond Funds	9,166,405	9,166,405	-	-
Total Investments in Securities:	69,470,313	69,470,313	-	-
Fidelity Flex® Freedom Blend 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $55,795,863)	$69,470,313

Total Investment in Securities (cost $55,795,863)		$69,470,313
Receivable for investments sold		2,505,480
Receivable for fund shares sold		71,478
Total assets		72,047,271
Liabilities
Payable for investments purchased	$87,755
Payable for fund shares redeemed	2,489,203
Total liabilities		2,576,958
Net Assets		$69,470,313
Net Assets consist of:
Paid in capital		$54,420,207
Total accumulated earnings (loss)		15,050,106
Net Assets		$69,470,313
Net Asset Value, offering price and redemption price per share ($69,470,313 ÷ 5,129,159 shares)		$13.54
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$261,988
Expenses
Independent trustees' fees and expenses	$84
Total expenses		84
Net Investment income (loss)		261,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	564,663
Capital gain distributions from underlying funds:
Affiliated issuers	905,974
Total net realized gain (loss)		1,470,637
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,673,987
Total change in net unrealized appreciation (depreciation)		3,673,987
Net gain (loss)		5,144,624
Net increase (decrease) in net assets resulting from operations		$5,406,528
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,904	$1,309,124
Net realized gain (loss)	1,470,637	1,046,968
Change in net unrealized appreciation (depreciation)	3,673,987	8,962,275
Net increase (decrease) in net assets resulting from operations	5,406,528	11,318,367
Distributions to shareholders	(534,763)	(1,291,765)

Share transactions
Proceeds from sales of shares	7,340,907	14,264,376
Reinvestment of distributions	534,763	1,291,765
Cost of shares redeemed	(8,121,034)	(23,765,231)

Net increase (decrease) in net assets resulting from share transactions	(245,364)	(8,209,090)
Total increase (decrease) in net assets	4,626,401	1,817,512

Net Assets
Beginning of period	64,843,912	63,026,400
End of period	$69,470,313	$64,843,912

Other Information
Shares
Sold	574,486	1,252,904
Issued in reinvestment of distributions	42,679	109,564
Redeemed	(621,779)	(2,116,118)
Net increase (decrease)	(4,614)	(753,650)

Financial Highlights
Fidelity Flex® Freedom Blend 2040 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$10.71	$12.07	$12.46	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.35	.35	.18	.23
Net realized and unrealized gain (loss)	.96	1.94	(1.17)	.18	4.51	(1.16)
Total from investment operations	1.01	2.18	(.82)	.53	4.69	(.93)
Distributions from net investment income	(.02)	(.24)	(.29)	(.27)	(.18)	(.24)
Distributions from net realized gain	(.09)	(.01)	(.25)	(.65)	(.50)	(.51)
Total distributions	(.10) C	(.26) C	(.54)	(.92)	(.69) C	(.74) C
Net asset value, end of period	$13.54	$12.63	$10.71	$12.07	$12.46	$8.46
Total Return D	8.08%	20.51%	(6.56)%	3.91%	56.53%	(10.27)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	.78% H	2.09%	3.39%	2.84%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$69,470	$64,844	$63,026	$846	$158	$101
Portfolio turnover rate I	38 % H	33%	44%	33%	18%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2045 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	479,847	8,742,808
Fidelity Series Commodity Strategy Fund (a)	1,943	171,734
Fidelity Series Large Cap Growth Index Fund (a)	237,918	5,667,213
Fidelity Series Large Cap Stock Fund (a)	222,460	5,101,009
Fidelity Series Large Cap Value Index Fund (a)	615,509	10,549,819
Fidelity Series Small Cap Core Fund (a)	214,224	2,664,950
Fidelity Series Small Cap Opportunities Fund (a)	99,206	1,506,941
Fidelity Series Value Discovery Fund (a)	220,063	3,670,657
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,423,388)		38,075,131

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	132,576	2,184,857
Fidelity Series Emerging Markets Fund (a)	211,936	2,040,945
Fidelity Series Emerging Markets Opportunities Fund (a)	409,406	8,216,771
Fidelity Series International Growth Fund (a)	271,352	5,226,239
Fidelity Series International Index Fund (a)	149,631	1,991,590
Fidelity Series International Small Cap Fund (a)	59,739	1,120,702
Fidelity Series International Value Fund (a)	387,797	5,243,015
Fidelity Series Overseas Fund (a)	349,251	5,228,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,263,189)		31,252,411

Bond Funds - 7.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	54,619	537,454
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	52,543	418,768
Fidelity Series Corporate Bond Fund (a)	5	44
Fidelity Series Emerging Markets Debt Fund (a)	12,701	103,765
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,149	30,328
Fidelity Series Floating Rate High Income Fund (a)	8,406	75,400
Fidelity Series Government Bond Index Fund (a)	5	45
Fidelity Series International Credit Fund (a)	6	54
Fidelity Series Investment Grade Bond Fund (a)	5	46
Fidelity Series Investment Grade Securitized Fund (a)	5	43
Fidelity Series Long-Term Treasury Bond Index Fund (a)	697,881	4,096,559
Fidelity Series Real Estate Income Fund (a)	7,396	74,702
TOTAL BOND FUNDS (Cost $5,555,728)		5,337,208

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $60,242,305)	74,664,750
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28)
NET ASSETS - 100.0%	74,664,722

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	31,845	504,335	5,864	310	7	7,131	537,454
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	357,837	59,556	17,526	4,095	362	18,539	418,768
Fidelity Series Blue Chip Growth Fund	7,578,832	2,122,227	1,058,418	724,055	174,243	(74,076)	8,742,808
Fidelity Series Canada Fund	1,778,270	347,811	89,880	-	744	147,912	2,184,857
Fidelity Series Commodity Strategy Fund	451,690	188,823	446,079	15,668	(155,924)	133,224	171,734
Fidelity Series Corporate Bond Fund	23,426	26,083	49,343	192	1,655	(1,777)	44
Fidelity Series Emerging Markets Debt Fund	87,540	15,896	3,593	2,255	57	3,865	103,765
Fidelity Series Emerging Markets Debt Local Currency Fund	27,496	3,129	2,306	-	10	1,999	30,328
Fidelity Series Emerging Markets Fund	1,611,714	365,857	110,543	-	(131)	174,048	2,040,945
Fidelity Series Emerging Markets Opportunities Fund	6,468,434	1,379,873	504,102	-	(149)	872,715	8,216,771
Fidelity Series Floating Rate High Income Fund	64,193	15,283	3,491	3,112	(9)	(576)	75,400
Fidelity Series Government Bond Index Fund	34,251	49,547	83,361	218	929	(1,321)	45
Fidelity Series Government Money Market Fund 5.03%	47,806	924	48,730	250	-	-	-
Fidelity Series International Credit Fund	51	1	-	1	-	2	54
Fidelity Series International Growth Fund	4,462,162	822,815	242,636	-	1,680	182,218	5,226,239
Fidelity Series International Index Fund	1,689,356	275,768	101,441	-	2,474	125,433	1,991,590
Fidelity Series International Small Cap Fund	951,789	185,906	94,517	-	3,175	74,349	1,120,702
Fidelity Series International Value Fund	4,483,366	749,015	344,341	-	6,210	348,765	5,243,015
Fidelity Series Investment Grade Bond Fund	34,472	47,119	81,203	276	1,602	(1,944)	46
Fidelity Series Investment Grade Securitized Fund	22,736	25,521	47,963	177	1,190	(1,441)	43
Fidelity Series Large Cap Growth Index Fund	4,801,745	971,922	697,921	8,551	42,089	549,378	5,667,213
Fidelity Series Large Cap Stock Fund	5,086,366	803,996	1,061,728	250,172	138,039	134,336	5,101,009
Fidelity Series Large Cap Value Index Fund	9,092,945	1,620,842	874,683	-	17,477	693,238	10,549,819
Fidelity Series Long-Term Treasury Bond Index Fund	4,229,343	639,498	937,393	69,385	(41,244)	206,355	4,096,559
Fidelity Series Overseas Fund	4,472,566	681,350	239,766	-	1,512	312,630	5,228,292
Fidelity Series Real Estate Income Fund	62,127	11,634	2,028	2,102	30	2,939	74,702
Fidelity Series Small Cap Core Fund	94,042	2,609,648	156,983	812	(509)	118,752	2,664,950
Fidelity Series Small Cap Opportunities Fund	2,248,420	303,174	1,064,598	108,591	205,088	(185,143)	1,506,941
Fidelity Series Treasury Bill Index Fund	111,522	2,417	113,939	545	-	-	-
Fidelity Series Value Discovery Fund	3,357,737	575,422	457,648	-	20,026	175,120	3,670,657
	63,764,079	15,405,392	8,942,024	1,190,767	420,633	4,016,670	74,664,750

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	38,075,131	38,075,131	-	-

International Equity Funds	31,252,411	31,252,411	-	-

Bond Funds	5,337,208	5,337,208	-	-
Total Investments in Securities:	74,664,750	74,664,750	-	-
Fidelity Flex® Freedom Blend 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $60,242,305)	$74,664,750

Total Investment in Securities (cost $60,242,305)		$74,664,750
Receivable for investments sold		75,240
Receivable for fund shares sold		709,487
Total assets		75,449,477
Liabilities
Payable for investments purchased	$782,869
Payable for fund shares redeemed	1,886
Total liabilities		784,755
Net Assets		$74,664,722
Net Assets consist of:
Paid in capital		$59,114,836
Total accumulated earnings (loss)		15,549,886
Net Assets		$74,664,722
Net Asset Value, offering price and redemption price per share ($74,664,722 ÷ 5,524,132 shares)		$13.52
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$203,913
Expenses
Independent trustees' fees and expenses	$83
Total expenses		83
Net Investment income (loss)		203,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	420,633
Capital gain distributions from underlying funds:
Affiliated issuers	986,854
Total net realized gain (loss)		1,407,487
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,016,670
Total change in net unrealized appreciation (depreciation)		4,016,670
Net gain (loss)		5,424,157
Net increase (decrease) in net assets resulting from operations		$5,627,987
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$203,830	$1,244,415
Net realized gain (loss)	1,407,487	869,849
Change in net unrealized appreciation (depreciation)	4,016,670	9,378,508
Net increase (decrease) in net assets resulting from operations	5,627,987	11,492,772
Distributions to shareholders	(445,997)	(1,266,509)

Share transactions
Proceeds from sales of shares	10,201,467	16,748,269
Reinvestment of distributions	445,997	1,266,509
Cost of shares redeemed	(4,928,875)	(22,315,395)

Net increase (decrease) in net assets resulting from share transactions	5,718,589	(4,300,617)
Total increase (decrease) in net assets	10,900,579	5,925,646

Net Assets
Beginning of period	63,764,143	57,838,497
End of period	$74,664,722	$63,764,143

Other Information
Shares
Sold	798,708	1,485,105
Issued in reinvestment of distributions	35,708	108,434
Redeemed	(384,663)	(1,994,641)
Net increase (decrease)	449,753	(401,102)

Financial Highlights
Fidelity Flex® Freedom Blend 2045 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.57	$10.56	$11.91	$12.47	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.04	.24	.34	.36	.18	.23
Net realized and unrealized gain (loss)	1.00	2.02	(1.16)	.18	4.51	(1.16)
Total from investment operations	1.04	2.26	(.82)	.54	4.69	(.93)
Distributions from net investment income	(.01)	(.23)	(.29)	(.32)	(.19)	(.23)
Distributions from net realized gain	(.08)	(.02)	(.24)	(.78)	(.49)	(.51)
Total distributions	(.09)	(.25)	(.53)	(1.10)	(.68)	(.74)
Net asset value, end of period	$13.52	$12.57	$10.56	$11.91	$12.47	$8.46
Total Return C	8.31%	21.56%	(6.63)%	3.89%	56.58%	(10.26)%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-% G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions F	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	.60% G	2.10%	3.40%	2.89%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$74,665	$63,764	$57,838	$967	$158	$101
Portfolio turnover rate H	26 % G	37%	47%	50%	18%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2050 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	354,375	6,456,715
Fidelity Series Commodity Strategy Fund (a)	1,435	126,821
Fidelity Series Large Cap Growth Index Fund (a)	175,709	4,185,388
Fidelity Series Large Cap Stock Fund (a)	164,284	3,767,025
Fidelity Series Large Cap Value Index Fund (a)	454,513	7,790,354
Fidelity Series Small Cap Core Fund (a)	158,180	1,967,755
Fidelity Series Small Cap Opportunities Fund (a)	73,391	1,114,808
Fidelity Series Value Discovery Fund (a)	162,485	2,710,254
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,610,726)		28,119,120

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	97,907	1,613,515
Fidelity Series Emerging Markets Fund (a)	156,494	1,507,035
Fidelity Series Emerging Markets Opportunities Fund (a)	302,320	6,067,555
Fidelity Series International Growth Fund (a)	200,377	3,859,269
Fidelity Series International Index Fund (a)	110,496	1,470,703
Fidelity Series International Small Cap Fund (a)	44,117	827,627
Fidelity Series International Value Fund (a)	286,373	3,871,767
Fidelity Series Overseas Fund (a)	257,902	3,860,799
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,575,672)		23,078,270

Bond Funds - 7.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	40,335	396,901
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	38,803	309,258
Fidelity Series Corporate Bond Fund (a)	3	32
Fidelity Series Emerging Markets Debt Fund (a)	9,374	76,588
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,329	22,431
Fidelity Series Floating Rate High Income Fund (a)	6,208	55,686
Fidelity Series Government Bond Index Fund (a)	3	32
Fidelity Series International Credit Fund (a)	6	54
Fidelity Series Investment Grade Bond Fund (a)	3	33
Fidelity Series Investment Grade Securitized Fund (a)	3	32
Fidelity Series Long-Term Treasury Bond Index Fund (a)	515,375	3,025,251
Fidelity Series Real Estate Income Fund (a)	5,462	55,167
TOTAL BOND FUNDS (Cost $4,087,977)		3,941,465

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $44,274,375)	55,138,855
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100.0%	55,138,849

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,096	370,575	3,079	231	3	5,306	396,901
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	270,778	37,187	12,673	3,041	155	13,811	309,258
Fidelity Series Blue Chip Growth Fund	5,734,995	1,399,947	740,833	539,365	159,739	(97,133)	6,456,715
Fidelity Series Canada Fund	1,345,632	228,558	70,768	-	(375)	110,468	1,613,515
Fidelity Series Commodity Strategy Fund	341,801	134,640	332,886	11,672	(110,885)	94,151	126,821
Fidelity Series Corporate Bond Fund	17,727	22,314	39,937	149	1,252	(1,324)	32
Fidelity Series Emerging Markets Debt Fund	66,204	10,207	2,725	1,681	29	2,873	76,588
Fidelity Series Emerging Markets Debt Local Currency Fund	20,845	1,875	1,786	-	5	1,492	22,431
Fidelity Series Emerging Markets Fund	1,219,590	240,411	82,266	-	(650)	129,950	1,507,035
Fidelity Series Emerging Markets Opportunities Fund	4,894,713	947,605	424,389	-	2,984	646,642	6,067,555
Fidelity Series Floating Rate High Income Fund	48,575	10,262	2,716	2,320	(7)	(428)	55,686
Fidelity Series Government Bond Index Fund	25,921	39,834	65,447	162	719	(995)	32
Fidelity Series Government Money Market Fund 5.03%	36,183	737	36,920	188	-	-	-
Fidelity Series International Credit Fund	51	1	-	1	-	2	54
Fidelity Series International Growth Fund	3,376,502	561,412	212,897	-	253	133,999	3,859,269
Fidelity Series International Index Fund	1,278,335	179,376	81,682	-	554	94,120	1,470,703
Fidelity Series International Small Cap Fund	720,222	124,476	74,421	-	2,393	54,957	827,627
Fidelity Series International Value Fund	3,392,568	498,276	281,931	-	4,202	258,652	3,871,767
Fidelity Series Investment Grade Bond Fund	26,088	38,022	63,833	205	1,217	(1,461)	33
Fidelity Series Investment Grade Securitized Fund	17,207	21,893	38,891	137	914	(1,091)	32
Fidelity Series Large Cap Growth Index Fund	3,633,511	581,576	462,543	6,329	43,188	389,656	4,185,388
Fidelity Series Large Cap Stock Fund	3,848,940	534,039	820,135	184,812	116,045	88,136	3,767,025
Fidelity Series Large Cap Value Index Fund	6,880,762	1,038,119	659,839	-	18,042	513,270	7,790,354
Fidelity Series Long-Term Treasury Bond Index Fund	3,200,352	451,531	746,692	51,709	(57,487)	177,547	3,025,251
Fidelity Series Overseas Fund	3,384,385	456,874	212,126	-	120	231,546	3,860,799
Fidelity Series Real Estate Income Fund	47,009	7,485	1,536	1,561	15	2,194	55,167
Fidelity Series Small Cap Core Fund	71,051	1,876,165	67,873	548	(266)	88,678	1,967,755
Fidelity Series Small Cap Opportunities Fund	1,701,453	208,169	779,120	80,887	132,946	(148,640)	1,114,808
Fidelity Series Treasury Bill Index Fund	84,447	2,023	86,470	411	-	-	-
Fidelity Series Value Discovery Fund	2,540,879	377,074	355,938	-	14,723	133,516	2,710,254
	48,250,822	10,400,663	6,762,352	885,409	329,828	2,919,894	55,138,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	28,119,120	28,119,120	-	-

International Equity Funds	23,078,270	23,078,270	-	-

Bond Funds	3,941,465	3,941,465	-	-
Total Investments in Securities:	55,138,855	55,138,855	-	-
Fidelity Flex® Freedom Blend 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $44,274,375)	$55,138,855

Total Investment in Securities (cost $44,274,375)		$55,138,855
Receivable for investments sold		199,542
Receivable for fund shares sold		69,181
Total assets		55,407,578
Liabilities
Payable for investments purchased	$263,187
Payable for fund shares redeemed	5,542
Total liabilities		268,729
Net Assets		$55,138,849
Net Assets consist of:
Paid in capital		$43,385,293
Total accumulated earnings (loss)		11,753,556
Net Assets		$55,138,849
Net Asset Value, offering price and redemption price per share ($55,138,849 ÷ 4,041,189 shares)		$13.64
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$151,603
Expenses
Independent trustees' fees and expenses	$62
Total expenses		62
Net Investment income (loss)		151,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	329,828
Capital gain distributions from underlying funds:
Affiliated issuers	733,806
Total net realized gain (loss)		1,063,634
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,919,894
Total change in net unrealized appreciation (depreciation)		2,919,894
Net gain (loss)		3,983,528
Net increase (decrease) in net assets resulting from operations		$4,135,069
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$151,541	$945,131
Net realized gain (loss)	1,063,634	602,943
Change in net unrealized appreciation (depreciation)	2,919,894	7,209,168
Net increase (decrease) in net assets resulting from operations	4,135,069	8,757,242
Distributions to shareholders	(337,986)	(989,936)

Share transactions
Proceeds from sales of shares	6,945,046	12,197,756
Reinvestment of distributions	337,986	989,936
Cost of shares redeemed	(4,192,124)	(15,398,935)

Net increase (decrease) in net assets resulting from share transactions	3,090,908	(2,211,243)
Total increase (decrease) in net assets	6,887,991	5,556,063

Net Assets
Beginning of period	48,250,858	42,694,795
End of period	$55,138,849	$48,250,858

Other Information
Shares
Sold	540,036	1,078,577
Issued in reinvestment of distributions	26,782	83,893
Redeemed	(327,144)	(1,359,402)
Net increase (decrease)	239,674	(196,932)

Financial Highlights
Fidelity Flex® Freedom Blend 2050 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$10.68	$12.09	$12.46	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.04	.24	.35	.39	.18	.23
Net realized and unrealized gain (loss)	1.00	2.03	(1.18)	.14	4.50	(1.15)
Total from investment operations	1.04	2.27	(.83)	.53	4.68	(.92)
Distributions from net investment income	(.01)	(.24)	(.29)	(.28)	(.18)	(.23)
Distributions from net realized gain	(.08)	(.02)	(.29)	(.61)	(.50)	(.51)
Total distributions	(.09)	(.26)	(.58)	(.90) C	(.68)	(.75) C
Net asset value, end of period	$13.64	$12.69	$10.68	$12.09	$12.46	$8.46
Total Return D	8.24%	21.45%	(6.62)%	3.89%	56.50%	(10.25)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	.60% H	2.10%	3.39%	3.11%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$55,139	$48,251	$42,695	$662	$158	$101
Portfolio turnover rate I	27 % H	35%	40%	32%	19%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2055 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	246,995	4,500,248
Fidelity Series Commodity Strategy Fund (a)	1,000	88,389
Fidelity Series Large Cap Growth Index Fund (a)	122,467	2,917,155
Fidelity Series Large Cap Stock Fund (a)	114,504	2,625,584
Fidelity Series Large Cap Value Index Fund (a)	316,803	5,430,007
Fidelity Series Small Cap Core Fund (a)	110,220	1,371,135
Fidelity Series Small Cap Opportunities Fund (a)	51,144	776,875
Fidelity Series Value Discovery Fund (a)	113,266	1,889,274
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,290,650)		19,598,667

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	68,241	1,124,605
Fidelity Series Emerging Markets Fund (a)	109,072	1,050,361
Fidelity Series Emerging Markets Opportunities Fund (a)	210,707	4,228,891
Fidelity Series International Growth Fund (a)	139,662	2,689,893
Fidelity Series International Index Fund (a)	77,015	1,025,076
Fidelity Series International Small Cap Fund (a)	30,749	576,845
Fidelity Series International Value Fund (a)	199,603	2,698,632
Fidelity Series Overseas Fund (a)	179,758	2,690,970
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,168,576)		16,085,273

Bond Funds - 7.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	28,113	276,636
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	27,045	215,549
Fidelity Series Corporate Bond Fund (a)	2	21
Fidelity Series Emerging Markets Debt Fund (a)	6,543	53,452
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,618	15,578
Fidelity Series Floating Rate High Income Fund (a)	4,327	38,810
Fidelity Series Government Bond Index Fund (a)	2	21
Fidelity Series International Credit Fund (a)	5	41
Fidelity Series Investment Grade Bond Fund (a)	2	22
Fidelity Series Investment Grade Securitized Fund (a)	2	21
Fidelity Series Long-Term Treasury Bond Index Fund (a)	359,231	2,108,689
Fidelity Series Real Estate Income Fund (a)	3,807	38,451
TOTAL BOND FUNDS (Cost $2,843,719)		2,747,291

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,302,945)	38,431,231
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4)
NET ASSETS - 100.0%	38,431,227

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	15,617	259,353	1,979	155	(1)	3,646	276,636
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	175,507	37,095	6,648	2,051	135	9,460	215,549
Fidelity Series Blue Chip Growth Fund	3,717,264	1,200,988	453,616	372,035	29,247	6,365	4,500,248
Fidelity Series Canada Fund	872,193	214,263	37,852	-	(356)	76,357	1,124,605
Fidelity Series Commodity Strategy Fund	221,538	103,280	224,662	8,051	(61,737)	49,970	88,389
Fidelity Series Corporate Bond Fund	11,489	15,330	26,758	100	829	(869)	21
Fidelity Series Emerging Markets Debt Fund	42,926	9,870	1,347	1,127	19	1,984	53,452
Fidelity Series Emerging Markets Debt Local Currency Fund	13,495	2,113	1,058	-	6	1,022	15,578
Fidelity Series Emerging Markets Fund	790,504	218,481	46,460	-	(698)	88,534	1,050,361
Fidelity Series Emerging Markets Opportunities Fund	3,172,591	866,409	251,873	-	(920)	442,684	4,228,891
Fidelity Series Floating Rate High Income Fund	31,483	9,035	1,420	1,563	(3)	(285)	38,810
Fidelity Series Government Bond Index Fund	16,797	27,299	43,898	105	473	(650)	21
Fidelity Series Government Money Market Fund 5.03%	23,445	640	24,085	123	-	-	-
Fidelity Series International Credit Fund	38	1	-	1	-	2	41
Fidelity Series International Growth Fund	2,188,591	525,797	119,193	-	227	94,471	2,689,893
Fidelity Series International Index Fund	828,590	176,387	45,158	-	317	64,940	1,025,076
Fidelity Series International Small Cap Fund	466,827	114,409	43,889	-	1,183	38,315	576,845
Fidelity Series International Value Fund	2,198,982	482,428	163,041	-	1,027	179,236	2,698,632
Fidelity Series Investment Grade Bond Fund	16,905	26,109	42,840	137	804	(956)	22
Fidelity Series Investment Grade Securitized Fund	11,151	15,038	26,057	88	597	(708)	21
Fidelity Series Large Cap Growth Index Fund	2,355,130	552,030	283,627	4,279	9,574	284,048	2,917,155
Fidelity Series Large Cap Stock Fund	2,494,770	515,337	521,683	126,673	52,507	84,653	2,625,584
Fidelity Series Large Cap Value Index Fund	4,459,884	1,007,048	405,173	-	7,886	360,362	5,430,007
Fidelity Series Long-Term Treasury Bond Index Fund	2,074,391	425,461	475,568	34,815	(15,239)	99,644	2,108,689
Fidelity Series Overseas Fund	2,193,690	452,906	115,487	-	(16)	159,877	2,690,970
Fidelity Series Real Estate Income Fund	30,473	7,138	664	1,060	7	1,497	38,451
Fidelity Series Small Cap Core Fund	45,851	1,316,620	51,142	400	(633)	60,439	1,371,135
Fidelity Series Small Cap Opportunities Fund	1,102,830	175,584	491,845	55,789	76,272	(85,966)	776,875
Fidelity Series Treasury Bill Index Fund	54,676	1,717	56,393	269	-	-	-
Fidelity Series Value Discovery Fund	1,646,921	358,543	219,971	-	7,746	96,035	1,889,274
	31,274,549	9,116,709	4,183,387	608,821	109,253	2,114,107	38,431,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	19,598,667	19,598,667	-	-

International Equity Funds	16,085,273	16,085,273	-	-

Bond Funds	2,747,291	2,747,291	-	-
Total Investments in Securities:	38,431,231	38,431,231	-	-
Fidelity Flex® Freedom Blend 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $31,302,945)	$38,431,231

Total Investment in Securities (cost $31,302,945)		$38,431,231
Receivable for investments sold		125,006
Receivable for fund shares sold		78,709
Total assets		38,634,946
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	196,822
Payable for fund shares redeemed	6,896
Total liabilities		203,719
Net Assets		$38,431,227
Net Assets consist of:
Paid in capital		$30,799,716
Total accumulated earnings (loss)		7,631,511
Net Assets		$38,431,227
Net Asset Value, offering price and redemption price per share ($38,431,227 ÷ 2,833,603 shares)		$13.56
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$103,387
Expenses
Independent trustees' fees and expenses	$41
Total expenses		41
Net Investment income (loss)		103,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	109,253
Capital gain distributions from underlying funds:
Affiliated issuers	505,434
Total net realized gain (loss)		614,687
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,114,107
Total change in net unrealized appreciation (depreciation)		2,114,107
Net gain (loss)		2,728,794
Net increase (decrease) in net assets resulting from operations		$2,832,140
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$103,346	$589,410
Net realized gain (loss)	614,687	288,842
Change in net unrealized appreciation (depreciation)	2,114,107	4,605,689
Net increase (decrease) in net assets resulting from operations	2,832,140	5,483,941
Distributions to shareholders	(167,482)	(596,625)

Share transactions
Proceeds from sales of shares	7,115,458	10,804,448
Reinvestment of distributions	167,482	596,625
Cost of shares redeemed	(2,790,912)	(10,187,839)

Net increase (decrease) in net assets resulting from share transactions	4,492,028	1,213,234
Total increase (decrease) in net assets	7,156,686	6,100,550

Net Assets
Beginning of period	31,274,541	25,173,991
End of period	$38,431,227	$31,274,541

Other Information
Shares
Sold	555,073	961,328
Issued in reinvestment of distributions	13,356	50,950
Redeemed	(218,068)	(907,987)
Net increase (decrease)	350,361	104,291

Financial Highlights
Fidelity Flex® Freedom Blend 2055 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.59	$10.58	$11.97	$12.47	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.04	.24	.35	.35	.18	.23
Net realized and unrealized gain (loss)	1.00	2.01	(1.17)	.18	4.51	(1.15)
Total from investment operations	1.04	2.25	(.82)	.53	4.69	(.92)
Distributions from net investment income	(.01)	(.23)	(.28)	(.29)	(.18)	(.24)
Distributions from net realized gain	(.05)	(.02)	(.29)	(.74)	(.50)	(.51)
Total distributions	(.07) C	(.24) C	(.57)	(1.03)	(.68)	(.75)
Net asset value, end of period	$13.56	$12.59	$10.58	$11.97	$12.47	$8.46
Total Return D	8.27%	21.47%	(6.60)%	3.84%	56.63%	(10.24)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	.61% H	2.11%	3.41%	2.77%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$38,431	$31,275	$25,174	$347	$158	$101
Portfolio turnover rate I	24 % H	37%	38%	39%	18%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2060 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	130,784	2,382,878
Fidelity Series Commodity Strategy Fund (a)	529	46,796
Fidelity Series Large Cap Growth Index Fund (a)	64,846	1,544,636
Fidelity Series Large Cap Stock Fund (a)	60,631	1,390,258
Fidelity Series Large Cap Value Index Fund (a)	167,737	2,875,020
Fidelity Series Small Cap Core Fund (a)	58,372	726,142
Fidelity Series Small Cap Opportunities Fund (a)	27,090	411,496
Fidelity Series Value Discovery Fund (a)	59,967	1,000,247
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,186,378)		10,377,473

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	36,133	595,474
Fidelity Series Emerging Markets Fund (a)	57,752	556,151
Fidelity Series Emerging Markets Opportunities Fund (a)	111,567	2,239,158
Fidelity Series International Growth Fund (a)	73,949	1,424,265
Fidelity Series International Index Fund (a)	40,779	542,768
Fidelity Series International Small Cap Fund (a)	16,281	305,437
Fidelity Series International Value Fund (a)	105,688	1,428,901
Fidelity Series Overseas Fund (a)	95,179	1,424,836
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,005,137)		8,516,990

Bond Funds - 7.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	14,886	146,477
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14,320	114,132
Fidelity Series Corporate Bond Fund (a)	1	10
Fidelity Series Emerging Markets Debt Fund (a)	3,460	28,272
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	860	8,281
Fidelity Series Floating Rate High Income Fund (a)	2,291	20,550
Fidelity Series Government Bond Index Fund (a)	1	10
Fidelity Series International Credit Fund (a)	5	41
Fidelity Series Investment Grade Bond Fund (a)	1	10
Fidelity Series Investment Grade Securitized Fund (a)	1	10
Fidelity Series Long-Term Treasury Bond Index Fund (a)	190,209	1,116,529
Fidelity Series Real Estate Income Fund (a)	2,016	20,360
TOTAL BOND FUNDS (Cost $1,477,945)		1,454,682

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,669,460)	20,349,145
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8)
NET ASSETS - 100.0%	20,349,137

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,265	136,995	713	81	-	1,930	146,477
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	92,905	21,542	5,369	1,074	49	5,005	114,132
Fidelity Series Blue Chip Growth Fund	1,967,966	674,032	278,518	197,952	8,526	10,872	2,382,878
Fidelity Series Canada Fund	461,703	119,051	25,219	-	(244)	40,183	595,474
Fidelity Series Commodity Strategy Fund	117,275	56,149	120,437	4,283	(18,623)	12,432	46,796
Fidelity Series Corporate Bond Fund	6,085	8,038	14,092	49	426	(447)	10
Fidelity Series Emerging Markets Debt Fund	22,694	5,732	1,213	591	17	1,042	28,272
Fidelity Series Emerging Markets Debt Local Currency Fund	7,169	1,265	695	-	5	537	8,281
Fidelity Series Emerging Markets Fund	418,453	126,266	34,919	-	(159)	46,510	556,151
Fidelity Series Emerging Markets Opportunities Fund	1,679,428	500,970	174,696	-	672	232,784	2,239,158
Fidelity Series Floating Rate High Income Fund	16,662	5,102	1,063	822	(1)	(150)	20,550
Fidelity Series Government Bond Index Fund	8,896	14,273	23,066	54	248	(341)	10
Fidelity Series Government Money Market Fund 5.03%	12,423	380	12,803	64	-	-	-
Fidelity Series International Credit Fund	38	1	-	1	-	2	41
Fidelity Series International Growth Fund	1,158,510	298,145	82,787	-	5	50,392	1,424,265
Fidelity Series International Index Fund	438,609	101,337	31,510	-	(63)	34,395	542,768
Fidelity Series International Small Cap Fund	247,115	66,357	28,891	-	582	20,274	305,437
Fidelity Series International Value Fund	1,164,026	276,281	106,114	-	(32)	94,740	1,428,901
Fidelity Series Investment Grade Bond Fund	8,953	13,675	22,539	69	419	(498)	10
Fidelity Series Investment Grade Securitized Fund	5,905	7,884	13,722	45	321	(378)	10
Fidelity Series Large Cap Growth Index Fund	1,246,703	315,881	173,876	2,229	6,133	149,795	1,544,636
Fidelity Series Large Cap Stock Fund	1,320,838	297,110	300,969	66,025	24,999	48,280	1,390,258
Fidelity Series Large Cap Value Index Fund	2,361,095	570,393	250,349	-	4,991	188,890	2,875,020
Fidelity Series Long-Term Treasury Bond Index Fund	1,097,997	245,673	271,462	18,316	(5,915)	50,236	1,116,529
Fidelity Series Overseas Fund	1,161,215	268,447	89,389	-	34	84,529	1,424,836
Fidelity Series Real Estate Income Fund	16,132	4,150	709	564	5	782	20,360
Fidelity Series Small Cap Core Fund	23,319	696,017	25,145	264	(193)	32,144	726,142
Fidelity Series Small Cap Opportunities Fund	584,009	108,093	275,331	29,679	35,612	(40,887)	411,496
Fidelity Series Treasury Bill Index Fund	28,996	1,110	30,106	141	-	-	-
Fidelity Series Value Discovery Fund	872,025	206,713	132,689	-	4,686	49,512	1,000,247
	16,555,409	5,147,062	2,528,391	322,303	62,500	1,112,565	20,349,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,377,473	10,377,473	-	-

International Equity Funds	8,516,990	8,516,990	-	-

Bond Funds	1,454,682	1,454,682	-	-
Total Investments in Securities:	20,349,145	20,349,145	-	-
Fidelity Flex® Freedom Blend 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $16,669,460)	$20,349,145

Total Investment in Securities (cost $16,669,460)		$20,349,145
Receivable for investments sold		82,818
Receivable for fund shares sold		25,571
Total assets		20,457,534
Liabilities
Payable for investments purchased	$88,768
Payable for fund shares redeemed	19,629
Total liabilities		108,397
Net Assets		$20,349,137
Net Assets consist of:
Paid in capital		$16,424,095
Total accumulated earnings (loss)		3,925,042
Net Assets		$20,349,137
Net Asset Value, offering price and redemption price per share ($20,349,137 ÷ 1,516,194 shares)		$13.42
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$54,566
Expenses
Independent trustees' fees and expenses	$22
Total expenses		22
Net Investment income (loss)		54,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	62,500
Capital gain distributions from underlying funds:
Affiliated issuers	267,737
Total net realized gain (loss)		330,237
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,112,565
Total change in net unrealized appreciation (depreciation)		1,112,565
Net gain (loss)		1,442,802
Net increase (decrease) in net assets resulting from operations		$1,497,346
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,544	$294,617
Net realized gain (loss)	330,237	116,214
Change in net unrealized appreciation (depreciation)	1,112,565	2,326,472
Net increase (decrease) in net assets resulting from operations	1,497,346	2,737,303
Distributions to shareholders	(82,462)	(334,283)

Share transactions
Proceeds from sales of shares	4,205,471	7,347,429
Reinvestment of distributions	82,462	334,283
Cost of shares redeemed	(1,909,015)	(4,671,369)

Net increase (decrease) in net assets resulting from share transactions	2,378,918	3,010,343
Total increase (decrease) in net assets	3,793,802	5,413,363

Net Assets
Beginning of period	16,555,335	11,141,972
End of period	$20,349,137	$16,555,335

Other Information
Shares
Sold	331,516	659,068
Issued in reinvestment of distributions	6,645	28,993
Redeemed	(150,818)	(420,552)
Net increase (decrease)	187,343	267,509

Financial Highlights
Fidelity Flex® Freedom Blend 2060 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.46	$10.50	$11.85	$12.46	$8.46	$10.13
Income from Investment Operations
Net investment income (loss) A,B	.04	.25	.34	.36	.18	.23
Net realized and unrealized gain (loss)	.98	1.98	(1.14)	.18	4.51	(1.15)
Total from investment operations	1.02	2.23	(.80)	.54	4.69	(.92)
Distributions from net investment income	(.01)	(.23)	(.27)	(.34)	(.18)	(.24)
Distributions from net realized gain	(.05)	(.04)	(.28)	(.81)	(.50)	(.51)
Total distributions	(.06)	(.27)	(.55)	(1.15)	(.69) C	(.75)
Net asset value, end of period	$13.42	$12.46	$10.50	$11.85	$12.46	$8.46
Total Return D,E	8.23%	21.48%	(6.53)%	3.84%	56.58%	(10.24)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.61% I	2.21%	3.38%	2.81%	1.67%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$20,349	$16,555	$11,142	$328	$158	$101
Portfolio turnover rate J	28 % I	34%	35%	31%	19%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2065 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	60,795	1,107,683
Fidelity Series Commodity Strategy Fund (a)	246	21,748
Fidelity Series Large Cap Growth Index Fund (a)	30,144	718,023
Fidelity Series Large Cap Stock Fund (a)	28,185	646,287
Fidelity Series Large Cap Value Index Fund (a)	77,981	1,336,604
Fidelity Series Small Cap Core Fund (a)	27,121	337,391
Fidelity Series Small Cap Opportunities Fund (a)	12,586	191,186
Fidelity Series Value Discovery Fund (a)	27,882	465,068
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,013,855)		4,823,990

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	16,797	276,809
Fidelity Series Emerging Markets Fund (a)	26,847	258,533
Fidelity Series Emerging Markets Opportunities Fund (a)	51,863	1,040,887
Fidelity Series International Growth Fund (a)	34,376	662,087
Fidelity Series International Index Fund (a)	18,957	252,312
Fidelity Series International Small Cap Fund (a)	7,568	141,984
Fidelity Series International Value Fund (a)	49,130	664,243
Fidelity Series Overseas Fund (a)	44,245	662,353
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,384,708)		3,959,208

Bond Funds - 7.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	6,920	68,091
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	6,657	53,055
Fidelity Series Emerging Markets Debt Fund (a)	1,611	13,166
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	398	3,832
Fidelity Series Floating Rate High Income Fund (a)	1,065	9,552
Fidelity Series International Credit Fund (a)	4	33
Fidelity Series Long-Term Treasury Bond Index Fund (a)	88,420	519,023
Fidelity Series Real Estate Income Fund (a)	937	9,464
TOTAL BOND FUNDS (Cost $666,861)		676,216

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,065,424)	9,459,414
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28)
NET ASSETS - 100.0%	9,459,386

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,167	64,205	157	35	-	876	68,091
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	35,640	15,981	873	467	13	2,294	53,055
Fidelity Series Blue Chip Growth Fund	755,059	430,939	81,126	90,572	220	2,591	1,107,683
Fidelity Series Canada Fund	177,141	86,529	5,302	-	(118)	18,559	276,809
Fidelity Series Commodity Strategy Fund	44,989	31,992	52,237	1,960	(3,936)	940	21,748
Fidelity Series Corporate Bond Fund	2,333	3,708	6,038	21	166	(169)	-
Fidelity Series Emerging Markets Debt Fund	8,704	4,135	163	251	2	488	13,166
Fidelity Series Emerging Markets Debt Local Currency Fund	2,749	1,020	187	-	2	248	3,832
Fidelity Series Emerging Markets Fund	160,548	84,440	7,014	-	234	20,325	258,533
Fidelity Series Emerging Markets Opportunities Fund	644,345	335,915	42,927	-	1,579	101,975	1,040,887
Fidelity Series Floating Rate High Income Fund	6,388	3,439	212	354	-	(63)	9,552
Fidelity Series Government Bond Index Fund	3,411	6,551	9,928	23	94	(128)	-
Fidelity Series Government Money Market Fund 5.03%	4,759	306	5,065	26	-	-	-
Fidelity Series International Credit Fund	31	1	-	1	-	1	33
Fidelity Series International Growth Fund	444,505	211,653	18,046	-	(72)	24,047	662,087
Fidelity Series International Index Fund	168,287	75,559	7,011	-	(50)	15,527	252,312
Fidelity Series International Small Cap Fund	94,807	45,663	8,023	-	448	9,089	141,984
Fidelity Series International Value Fund	446,613	203,947	28,512	-	(201)	42,396	664,243
Fidelity Series Investment Grade Bond Fund	3,433	6,295	9,701	29	160	(187)	-
Fidelity Series Investment Grade Securitized Fund	2,264	3,639	5,883	19	122	(142)	-
Fidelity Series Large Cap Growth Index Fund	478,324	222,497	50,839	970	654	67,387	718,023
Fidelity Series Large Cap Stock Fund	506,770	216,204	107,831	29,888	2,271	28,873	646,287
Fidelity Series Large Cap Value Index Fund	905,881	408,279	67,840	-	795	89,489	1,336,604
Fidelity Series Long-Term Treasury Bond Index Fund	421,280	169,398	93,327	7,866	(1,807)	23,479	519,023
Fidelity Series Overseas Fund	445,539	195,012	16,455	-	(252)	38,509	662,353
Fidelity Series Real Estate Income Fund	6,186	2,967	44	244	1	354	9,464
Fidelity Series Small Cap Core Fund	8,867	328,906	14,722	187	(215)	14,555	337,391
Fidelity Series Small Cap Opportunities Fund	224,069	72,219	103,477	13,579	7,542	(9,167)	191,186
Fidelity Series Treasury Bill Index Fund	11,097	848	11,945	56	-	-	-
Fidelity Series Value Discovery Fund	334,573	147,048	42,424	-	1,483	24,388	465,068
	6,351,759	3,379,295	797,309	146,548	9,135	516,534	9,459,414

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,823,990	4,823,990	-	-

International Equity Funds	3,959,208	3,959,208	-	-

Bond Funds	676,216	676,216	-	-
Total Investments in Securities:	9,459,414	9,459,414	-	-
Fidelity Flex® Freedom Blend 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,065,424)	$9,459,414

Total Investment in Securities (cost $8,065,424)		$9,459,414
Receivable for investments sold		28,654
Receivable for fund shares sold		24,998
Total assets		9,513,066
Liabilities
Payable for investments purchased	$50,577
Payable for fund shares redeemed	3,103
Total liabilities		53,680
Net Assets		$9,459,386
Net Assets consist of:
Paid in capital		$7,951,673
Total accumulated earnings (loss)		1,507,713
Net Assets		$9,459,386
Net Asset Value, offering price and redemption price per share ($9,459,386 ÷ 697,949 shares)		$13.55
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$24,322
Expenses
Independent trustees' fees and expenses	$9
Total expenses before reductions	9
Expense reductions	(1)
Total expenses after reductions		8
Net Investment income (loss)		24,314
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	9,135
Capital gain distributions from underlying funds:
Affiliated issuers	122,226
Total net realized gain (loss)		131,361
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	516,534
Total change in net unrealized appreciation (depreciation)		516,534
Net gain (loss)		647,895
Net increase (decrease) in net assets resulting from operations		$672,209
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,314	$98,134
Net realized gain (loss)	131,361	34,642
Change in net unrealized appreciation (depreciation)	516,534	808,073
Net increase (decrease) in net assets resulting from operations	672,209	940,849
Distributions to shareholders	(24,222)	(108,724)

Share transactions
Proceeds from sales of shares	3,018,268	3,983,396
Reinvestment of distributions	24,222	108,724
Cost of shares redeemed	(582,823)	(1,320,608)

Net increase (decrease) in net assets resulting from share transactions	2,459,667	2,771,512
Total increase (decrease) in net assets	3,107,654	3,603,637

Net Assets
Beginning of period	6,351,732	2,748,095
End of period	$9,459,386	$6,351,732

Other Information
Shares
Sold	236,243	353,385
Issued in reinvestment of distributions	1,933	9,361
Redeemed	(45,770)	(117,103)
Net increase (decrease)	192,406	245,643

Financial Highlights
Fidelity Flex® Freedom Blend 2065 Fund

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$10.57	$11.92	$12.47	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.26	.33	.35	.18	.22
Net realized and unrealized gain (loss)	1.00	1.99	(1.15)	.19	4.51	(1.46)
Total from investment operations	1.04	2.25	(.82)	.54	4.69	(1.24)
Distributions from net investment income	(.01)	(.22)	(.25)	(.32)	(.18)	(.22)
Distributions from net realized gain	(.03)	(.04)	(.28)	(.76)	(.45)	(.12)
Total distributions	(.05) D	(.26)	(.53)	(1.09) D	(.64) D	(.34)
Net asset value, end of period	$13.55	$12.56	$10.57	$11.92	$12.47	$8.42
Total Return E,F	8.27%	21.49%	(6.62)%	3.86%	56.66%	(13.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	-% I,J	.01%	-% I	-% I	-% I	-% I,J
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-% J
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-% J
Net investment income (loss)	.63% J	2.29%	3.24%	2.78%	1.67%	2.88% J
Supplemental Data
Net assets, end of period (000 omitted)	$9,459	$6,352	$2,748	$301	$136	$87
Portfolio turnover rate K	21 % J	24%	34%	31%	19%	208% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Flex® Freedom Blend 2070 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	13,075	238,222
Fidelity Series Commodity Strategy Fund (a)	53	4,676
Fidelity Series Large Cap Growth Index Fund (a)	6,483	154,414
Fidelity Series Large Cap Stock Fund (a)	6,062	139,008
Fidelity Series Large Cap Value Index Fund (a)	16,763	287,309
Fidelity Series Small Cap Core Fund (a)	5,879	73,132
Fidelity Series Small Cap Opportunities Fund (a)	2,675	40,633
Fidelity Series Value Discovery Fund (a)	5,999	100,067
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,014,322)		1,037,461

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,613	59,536
Fidelity Series Emerging Markets Fund (a)	5,776	55,623
Fidelity Series Emerging Markets Opportunities Fund (a)	11,157	223,917
Fidelity Series International Growth Fund (a)	7,395	142,433
Fidelity Series International Index Fund (a)	4,078	54,276
Fidelity Series International Small Cap Fund (a)	1,628	30,539
Fidelity Series International Value Fund (a)	10,569	142,886
Fidelity Series Overseas Fund (a)	9,518	142,488
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $809,676)		851,698

Bond Funds - 7.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,488	14,646
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,432	11,411
Fidelity Series Emerging Markets Debt Fund (a)	353	2,881
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	82	790
Fidelity Series Floating Rate High Income Fund (a)	229	2,053
Fidelity Series Long-Term Treasury Bond Index Fund (a)	19,015	111,616
Fidelity Series Real Estate Income Fund (a)	202	2,036
TOTAL BOND FUNDS (Cost $142,184)		145,433

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,966,182)	2,034,592
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	2,034,592

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	500,000	500,000	221	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	14,994	492	2	1	143	14,646
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	11,533	382	29	-	260	11,411
Fidelity Series Blue Chip Growth Fund	-	255,206	7,821	16,632	(620)	(8,543)	238,222
Fidelity Series Canada Fund	-	58,425	1,968	-	(11)	3,090	59,536
Fidelity Series Commodity Strategy Fund	-	10,109	5,044	361	(152)	(237)	4,676
Fidelity Series Corporate Bond Fund	-	345	348	1	3	-	-
Fidelity Series Emerging Markets Debt Fund	-	2,904	98	12	-	75	2,881
Fidelity Series Emerging Markets Debt Local Currency Fund	-	796	45	-	-	39	790
Fidelity Series Emerging Markets Fund	-	54,772	1,828	-	(35)	2,714	55,623
Fidelity Series Emerging Markets Opportunities Fund	-	217,042	7,487	-	(115)	14,477	223,917
Fidelity Series Floating Rate High Income Fund	-	2,120	68	27	-	1	2,053
Fidelity Series Government Bond Index Fund	-	633	633	1	-	-	-
Fidelity Series International Growth Fund	-	141,913	4,791	-	(69)	5,380	142,433
Fidelity Series International Index Fund	-	53,544	1,814	-	(21)	2,567	54,276
Fidelity Series International Small Cap Fund	-	30,395	1,483	-	(12)	1,639	30,539
Fidelity Series International Value Fund	-	141,519	4,791	-	(70)	6,228	142,886
Fidelity Series Investment Grade Bond Fund	-	606	608	2	2	-	-
Fidelity Series Investment Grade Securitized Fund	-	338	340	1	2	-	-
Fidelity Series Large Cap Growth Index Fund	-	153,610	5,068	-	(106)	5,978	154,414
Fidelity Series Large Cap Stock Fund	-	146,308	10,359	3,153	(218)	3,277	139,008
Fidelity Series Large Cap Value Index Fund	-	282,169	10,239	-	(59)	15,438	287,309
Fidelity Series Long-Term Treasury Bond Index Fund	-	113,279	4,325	562	(31)	2,693	111,616
Fidelity Series Overseas Fund	-	141,427	4,787	-	(77)	5,925	142,488
Fidelity Series Real Estate Income Fund	-	2,065	68	24	-	39	2,036
Fidelity Series Small Cap Core Fund	-	72,780	2,199	-	(74)	2,625	73,132
Fidelity Series Small Cap Opportunities Fund	-	42,378	1,357	2,476	(86)	(302)	40,633
Fidelity Series Value Discovery Fund	-	99,223	4,062	-	2	4,904	100,067
	-	2,050,433	82,505	23,283	(1,746)	68,410	2,034,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,037,461	1,037,461	-	-

International Equity Funds	851,698	851,698	-	-

Bond Funds	145,433	145,433	-	-
Total Investments in Securities:	2,034,592	2,034,592	-	-
Fidelity Flex® Freedom Blend 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,966,182)	$2,034,592

Total Investment in Securities (cost $1,966,182)		$2,034,592
Receivable for investments sold		6
Receivable for fund shares sold		54,712
Total assets		2,089,310
Liabilities
Payable for investments purchased	$51,987
Payable for fund shares redeemed	2,731
Total liabilities		54,718
Net Assets		$2,034,592
Net Assets consist of:
Paid in capital		$1,944,424
Total accumulated earnings (loss)		90,168
Net Assets		$2,034,592
Net Asset Value, offering price and redemption price per share ($2,034,592 ÷ 191,596 shares)		$10.62
Statement of Operations
For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,831
Income from Fidelity Central Funds		221
Total income		3,052
Net Investment income (loss)		3,052
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,746)
Capital gain distributions from underlying funds:
Affiliated issuers	20,452
Total net realized gain (loss)		18,706
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	68,410
Total change in net unrealized appreciation (depreciation)		68,410
Net gain (loss)		87,116
Net increase (decrease) in net assets resulting from operations		$90,168
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,052
Net realized gain (loss)	18,706
Change in net unrealized appreciation (depreciation)	68,410
Net increase (decrease) in net assets resulting from operations	90,168

Share transactions
Proceeds from sales of shares	2,105,231
Cost of shares redeemed	(160,807)

Net increase (decrease) in net assets resulting from share transactions	1,944,424
Total increase (decrease) in net assets	2,034,592

Net Assets
Beginning of period	-
End of period	$2,034,592

Other Information
Shares
Sold	207,244
Redeemed	(15,648)
Net increase (decrease)	191,596

Financial Highlights
Fidelity Flex® Freedom Blend 2070 Fund

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.59
Total from investment operations	.62
Net asset value, end of period	$10.62
Total Return D	6.20%
Ratios to Average Net Assets C,E,F
Expenses before reductions	-% G
Expenses net of fee waivers, if any	- % G
Expenses net of all reductions	-% G
Net investment income (loss)	1.06% G
Supplemental Data
Net assets, end of period (000 omitted)	$2,035
Portfolio turnover rate H	7 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2024

1. Organization.
Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund and Fidelity Flex Freedom Blend 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Flex Freedom Blend Income Fund	3,658,637	217,070	(30,118)	186,952
Fidelity Flex Freedom Blend 2010 Fund	2,465,778	195,981	(23,186)	172,795
Fidelity Flex Freedom Blend 2015 Fund	9,869,348	989,482	(136,721)	852,761
Fidelity Flex Freedom Blend 2020 Fund	27,542,041	3,429,390	(516,067)	2,913,323
Fidelity Flex Freedom Blend 2025 Fund	43,007,133	6,377,424	(833,840)	5,543,584
Fidelity Flex Freedom Blend 2030 Fund	68,535,279	11,559,753	(885,519)	10,674,234
Fidelity Flex Freedom Blend 2035 Fund	70,780,066	14,399,673	(574,989)	13,824,684
Fidelity Flex Freedom Blend 2040 Fund	55,930,579	13,966,606	(426,872)	13,539,734
Fidelity Flex Freedom Blend 2045 Fund	60,413,453	14,676,099	(424,802)	14,251,297
Fidelity Flex Freedom Blend 2050 Fund	44,415,638	11,025,092	(301,875)	10,723,217
Fidelity Flex Freedom Blend 2055 Fund	31,419,566	7,226,568	(214,903)	7,011,665
Fidelity Flex Freedom Blend 2060 Fund	16,750,524	3,700,203	(101,582)	3,598,621
Fidelity Flex Freedom Blend 2065 Fund	8,092,366	1,405,539	(38,491)	1,367,048
Fidelity Flex Freedom Blend 2070 Fund	1,968,049	78,953	(12,410)	66,543

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Flex Freedom Blend Income Fund	(118,931)	(18,078)	(137,009)
Fidelity Flex Freedom Blend 2010 Fund	(103,396)	-	(103,396)
Fidelity Flex Freedom Blend 2015 Fund	(285,033)	-	(285,033)
Fidelity Flex Freedom Blend 2020 Fund	(485,439)	-	(485,439)

Due to large redemptions in a prior period, approximately $52,087 of Fidelity Flex Freedom Blend Income Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $23,704 of those capital losses per year to offset capital gains.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Flex Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	(50,857)	3,494
Total Equity Risk	(50,857)	3,494
Interest Rate Risk
Futures Contracts	134,385	(25,322)
Total Interest Rate Risk	134,385	(25,322)
Totals	83,528	(21,828)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	379,321	323,991
Fidelity Flex Freedom Blend 2010 Fund	363,902	3,013,404
Fidelity Flex Freedom Blend 2015 Fund	1,175,652	1,871,116
Fidelity Flex Freedom Blend 2020 Fund	3,535,662	5,699,608
Fidelity Flex Freedom Blend 2025 Fund	7,530,650	13,641,326
Fidelity Flex Freedom Blend 2030 Fund	10,824,512	13,773,593
Fidelity Flex Freedom Blend 2035 Fund	12,296,530	12,389,450
Fidelity Flex Freedom Blend 2040 Fund	13,076,035	12,688,222
Fidelity Flex Freedom Blend 2045 Fund	15,405,392	8,942,024
Fidelity Flex Freedom Blend 2050 Fund	10,400,663	6,762,352
Fidelity Flex Freedom Blend 2055 Fund	9,116,709	4,183,387
Fidelity Flex Freedom Blend 2060 Fund	5,147,062	2,528,391
Fidelity Flex Freedom Blend 2065 Fund	3,379,295	797,309
Fidelity Flex Freedom Blend 2070 Fund	2,050,433	82,505
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Flex Freedom Blend 2035 Fund	338
Fidelity Flex Freedom Blend 2065 Fund	1
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Affiliated %
Fidelity Flex Freedom Blend 2070 Fund	27%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Reorganization Information.
On June 14, 2024, Fidelity Flex Freedom Blend Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Flex Freedom Blend 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Flex Freedom Blend Income Fund. The acquisition was accomplished by an exchange of shares of Fidelity Flex Freedom Blend Income Fund for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Flex Freedom Blend Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Flex Freedom Blend Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Flex Freedom Blend 2005 Fund	2,624,395	30,237	2,626,768	275,344	.9957442348

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Flex Freedom Blend Income Fund	1,064,920	3,691,688

Pro forma results of operations of the combined entity for the entire period ended September 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$51,810
Total net realized gain (loss)	(2,118)
Total change in net unrealized appreciation (depreciation)	159,884
Net increase (decrease) in net assets resulting from operations	$209,576

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Flex Freedom Blend Income Fund accompanying Statement of Operations since June 14, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Freedom Blend 2070 Fund

At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively to accounts offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the account-based fee and that its compensation for advisory services will be the same regardless of variations in the account-based fee paid by investing accounts. The Board noted that FMR or an affiliate pays all operating expenses, with certain limited exceptions, on behalf of the fund.
Based on its review, the Board concluded that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.
Economies of Scale. The Board concluded that because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contract.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Freedom Blend Income Fund
Fidelity Flex Freedom Blend 2010 Fund
Fidelity Flex Freedom Blend 2015 Fund
Fidelity Flex Freedom Blend 2020 Fund
Fidelity Flex Freedom Blend 2025 Fund
Fidelity Flex Freedom Blend 2030 Fund
Fidelity Flex Freedom Blend 2035 Fund
Fidelity Flex Freedom Blend 2040 Fund
Fidelity Flex Freedom Blend 2045 Fund
Fidelity Flex Freedom Blend 2050 Fund
Fidelity Flex Freedom Blend 2055 Fund
Fidelity Flex Freedom Blend 2060 Fund
Fidelity Flex Freedom Blend 2065 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In considering whether to renew the Advisory Contract for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the funds, including the backgrounds of investment personnel, and also considered FMR's implementation of the funds' investment program and experience. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the absolute investment performance of each fund, as well as each fund's relative investment performance. The Board noted that the funds are available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs. For each of Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2010 Fund and Fidelity Flex Freedom Blend 2015 Fund, and Fidelity Freedom Blend 2020 Fund, the fund underperformed its benchmark and peers for the one- and three-year periods ended January 31, 2024, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that each fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that each fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the funds were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds, with limited exceptions.
Economies of Scale. The Board concluded that because the funds pay no advisory fees and FMR or an affiliate bears all expenses of the funds with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the funds' Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.9884227.107
XFC-SANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024